As filed with the Securities and Exchange Commission on April 1, 1999

                                            1933 Act File No. 2-84012
                                           1940 Act File No. 811-3752




                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

     Pre-Effective Amendment No. ___

     Post-Effective Amendment No. 45

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]

     Amendment No. 47


                            THE MANAGERS FUNDS
         -------------------------------------------------
            (Exact name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
        --------------------------------------------------
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (203) 857-5321

                                             Copy to:

                                             Joel H. Goldberg, Esq.
     Donald S. Rumery, Secretary             Swidler Berlin Shereff
     The Managers Funds LLC                   Friedman, LLP
     40 Richards Avenue                      919 Third Avenue
     Norwalk, Connecticut  06854             New York, New York  10022

        ---------------------------------------------------
            (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)
[ X ]  on April 1, 1999 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on April 1, 1998 pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

THE MANAGERS FUNDS
--------------------------------
INCOME EQUITY FUND
CAPITAL APPRECIATION FUND
SPECIAL EQUITY FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS EQUITY FUND
--------------------------------
PROSPECTUS
DATED APRIL 1, 1999
--------------------------------
WHERE LEADING MONEY MANAGERS CONVERGE





The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
-----------------------------------------------------------------

            KEY INFORMATION ABOUT THE EQUITY FUNDS
Risk/Return    Goals, Principal Strategies and Principal
 Summary       Risks of the Funds                               1
               Risk Summary                                     3
               Performance Summary                              5
               Fees and Expenses of the Funds                   8

            THE MANAGERS FUNDS
               The Management Team                              11
               The Year 2000 Issue                              11
____________________________________________________________________
Summary of   INCOME EQUITY FUND
   the         Objective                                       12
               Principal Investment Strategies                 12
   Funds       Principal Risk Factors                          12
               Should I Invest In This Fund?                   13
               Fees and Expenses                               13
               Portfolio Management of the Fund                14

            CAPITAL APPRECIATION FUND
               Objective                                       15
               Principal Investment Strategies                 15
               Principal Risk Factors                          15
               Should I Invest In This Fund?                   16
               Fees and Expenses                               16
               Portfolio Management of the Fund                17

            SPECIAL EQUITY FUND
               Objective                                       18
               Principal Investment Strategies                 18
               Principal Risk Factors                          19
               Should I Invest In This Fund?                   20
               Fees and Expenses                               20
               Portfolio Management of the Fund                20

            INTERNATIONAL EQUITY FUND
               Objective                                       22
               Principal Investment Strategies                 22
               Principal Risk Factors                          22
               Should I Invest In This Fund?                   23
               Fees and Expenses                               24
               Portfolio Management of the Fund                24

            EMERGING MARKETS EQUITY FUND
               Objective                                       26
               Principal Investment Strategies                 26
               Principal Risk Factors                          26
               Should I Invest In This Fund?                   27
               Fees and Expenses                               28
               Portfolio Management of the Fund                28
____________________________________________________________________
             OTHER SECURITIES AND INVESTMENT PRACTICES         30
Additional   OTHER RISK FACTORS
  Risks of     A Few Words About Risk                          32
Investing
____________________________________________________________________
Information  FINANCIAL HIGHLIGHTS
About your     Financial Information for the Funds             39
Investment
            YOUR ACCOUNT
               Minimum Investments in Our Funds                45
               How to Purchase Shares                          46
               How to Sell Shares                              47

            INVESTOR SERVICES
               General Fund Policies                           49

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                              50
               Dividends and Distributions                     50
               Tax Information                                 50

____________________________________________________________________
            FOR MORE INFORMATION                       Back Cover

KEY INFORMATION ABOUT THE EQUITY FUNDS
-------------------------------------------------------------------

This Prospectus contains important information for anyone interested in investing in any of the Equity Funds of The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and investment time horizons.




                GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS
                                OF THE FUNDS


Fund/Principal Risk Factors          	Goal             Principal	Strategies
----------------------------------------------------------------------------
* Income Equity Fund	         High current income    	-Invests principally in
					                         fom income-producing		   income-producing equity securities of madeium- and
* Principal Risk Factors:	    equity securities	       large-sized U.S. companies
     	Market Risk		                                  	-Seeks undervalued investments
      Econmic Risk
     	Sector (Industry) Risk




* Capital Appreciation Fund	 Long-term capital	       -Invests principally in equity securities
	                            appreciation from	        of medium- and large-sized
*Principal	Risk Factors:     equity securities;     	  U.S. companies
     	Market Risk	           income is the         	 	-Seeks investments in companies
     	Price Risk	            secondary objective	      with the potential for long-term growth
     	Sector (Industry) Risk


* Special Equity Fund	       Long-term capital	       -Invests principally in equity securities of
                             appreciation from      	  small- to medium-sized U.S. companies
*Principal	Risk Factors:     equity securities of    	-Seeks investments in companies with the
     	Market Risk	           small- and medium-	       potential for long-term growth as
     	Liquidity Risk        	sized companies	          well as undervalued investments
     	Price Risk

--------------------------------------------------------------------------------
*A more complete description of the Principal Risk Factors is found on the following pages.

                                    1

Risk/Return Summary
------------------------------------------------------------------------------


* International Equity      Long-term capital	        -Invests principally in equity securities of
	    Fund                   appreciation from	         medium- to large-sized non-U.S. companies
*Principal Risk Factors:	   foreign equity securities;-Seeks to achieve returns from capital
     	Market Risk			        income is the secondary    appreciation due to price multiple
     	Currency Risk			      objective                   expansion and earnings growth
     	Political Risk
      Economic Risk
      Liquidity Risk


* Emerging Markets Equity 	Long-term capital         	-Invests principally in equity securities of
      Fund	                appreciation from	          companies in emerging market and developing countries
	                          emerging market	           -Seeks to achieve returns from capital
*Principal	Risk Factors:	  equity securities	          appreciation through price multiple
     	Market Risk			                                   expansion and earnings growth
    	 Liquidity Risk	                                	-Investments may be in companies of any size
     	Currency Risk
     	Political Risk


------------------------------------------------------------------------------
*A more complete description of the Principal Risk Factors is found on the following pages.

                                                       Risk/Return Summary
----------------------------------------------------------------------------
RISK SUMMARY

[GRAPHIC]
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in these Funds.

Before you invest, please make sure that you have read, and understand, the risk factors that apply to the specific Fund in which you are investing. As with any mutual fund, you could lose money.

Please keep in mind that shares of these Funds:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance
  Corporation, the Federal Reserve Board or any other federal agency

The following are the Principal Risk Factors associated with the Equity Funds. For more information regarding these and other risk factors, see OTHER RISK FACTORS.


MARKET RISK (ALL FUNDS)
[GRAPHIC]

Market risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. Most international markets do not move together with U.S. markets, or with other international markets.

Price Risk (Capital Appreciation Fund; Special Equity Fund)
As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the

                                                    	Risk/Return Summary
------------------------------------------------------------------------

securities will drop. This happens with individual securities or the financial markets overall.

[GRAPHIC]
Sector (Industry) Risk (Income Equity Fund; Capital Appreciation
Fund)

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies in that sector or industry to decrease. To the extent a Fund has substantial holdings within a particular sector or industry, the risks associated with that sector or industry increase. Diversification among groups may reduce sector (industry) risk but may also dilute potential returns.

Liquidity Risk (Special Equity Fund; International Equity Fund;
Emerging Markets Equity Fund)

Liquidity Risk is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. However, it is higher for small-capitalization stocks and stocks of foreign companies than it typically is for large-capitalization domestic stocks.

Economic Risk (Income Equity Fund; International Equity Fund)

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

[GRAPHIC]
Currency Risk (International Equity Fund; Emerging Markets Equity
Fund)

The value of foreign securities in an investor's home currency depends both upon the price of the securities and the

                                                Risk/Return Summary
--------------------------------------------------------------------

exchange rate of the currency. Adverse currency fluctuations are an additional risk of foreign investing. Currency risk may be reduced through diversification among currencies or hedging with the use of foreign currency contracts.

[GRAPHIC]
* Euro Conversion. The introduction of a new single European currency, known as the "euro," may result in uncertainties for securities in European companies, European markets and the operation of the Funds. The euro was introduced on January 1, 1999 by 11 European Union member countries who are participating in the European Monetary Unit. The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring differences in various tax, accounting and legal treatments that would not otherwise occur. Any market disruptions due to the euro could have an adverse effect on the Funds. At this stage, no one knows what degree of impact the introduction of the euro will have on the Funds. To the extent that the impact adversely affects a particular holding in a Fund's portfolio, the Fund's performance may be affected.

[GRAPHIC]
Political Risk (International Equity Fund; Emerging Markets Equity
Fund)

Changes in the political status of any country can have profound effects on the values of securities within that country as well as the credit quality of the securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PERFORMANCE SUMMARY

The following bar charts illustrate each Fund's year-by-year total return and how performance of each of the Funds has varied over the past ten years (with the exception of the Emerging Markets Equity
Fund).* Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

-------------------------------------------------------------------
*The Fund commenced operations on February 9, 1998.

                                               	Risk/Return Summary
--------------------------------------------------------------------


                     MANAGERS EQUITY FUNDS
                ANNUAL RETURNS - LAST TEN CALANDER YEARS
Fund                            1989         1990           1991       1992     1993     1994     1995     1996     1997     1998
--------                        -----         -----          ----      -----     ----     ----     ----     ----     ----     ----
Income Equity Fund             22.2%          -13.0          29.7      10.0      12.4     1.0      34.4     17.1     27.2     11.8
Capital Appreciation Fund      21.0           - 1.9          32.9      10.5      16.7    -1.5      33.4     13.7     12.7     57.4
Special Equity Fund            32.8           -15.8          49.8      16.1      17.4    -2.0      33.9     24.8     24.4      0.2
International Equity Fund      15.1           - 9.5          18.2       4.3      38.2     2.0      16.2     12.8     10.8     14.5
--------------

*For the Income Equity Fund over this period, the highest quarterly return was 14.40% and the lowest quarterly return was -16.52%.
*For the Capital Appreciation Fund over this period, the highest quarterly return was 31.25% and the lowest quarterly return was -14.17%.
*For the Special Equity Fund over this period, the highest quarterly return was 21.64% and the lowest quarterly return was -20.97%.
*For the International Equity Fund over this period, the highest quarterly return was 13.86% and the lowest quarterly return was -16.18%.
*For the Emerging Markets Equity Fund over this period, the highest quarterly return was 15.35% and the lowest quarterly return was -20.59%.

                                 5-7

Risk/Return Summary
-------------------------------------------------------------------------

The following table compares each Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the applicable Index (with the exception of the MSCI EAFE Index, as noted). As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN (AS A PERCENTAGE) AS OF 12/31/98*

                           1 YEAR              5 YEARS           10 YEARS
                           ------              -------            -------
Income Equity Fund        11.77%             17.68%              14.43%
S&P 500 Index             28.57%             24.05%              19.18%

Capital Appreciation
   Fund                   57.45%             21.52%              18.37%
S&P 500 Index             28.57%             24.05%              19.18%

Special Equity Fund        0.18%             15.35%              16.64%
Russell 2000 Index        -2.26%             11.92%              12.95%

International Equity
   Fund                   14.54%             11.16%              11.62%
MSCI EAFE**               19.99%              9.19%               5.70%
--------------------------

*All returns for the Funds are after expenses.
**Net dividends have been reinvested.

[TEXT BOX]
Total Return is used by all mutual funds to calculate the hypothetical change in the value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.


FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of these Funds has no sales charge (load).

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price).............  None
Maximum Deferred Sales Charge (Load)..................  None
Meximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...................  None
Redemption Fee........................................  None
Exchange Fee..........................................  None
Maximum Account Fee...................................  None

ANNUAL FUND OPERATION EXPENSES (expenses that are deducted from Fund assets)


                        Income                Capital            Special            International            Emerging Markets
                        Equity             Appreciation          Equity             Equity                     Equity
                         Fund                 Fund                Fund                Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------
Management Fee          0.75%                  0.80%              0.90%              0.90%                   1.15%(a)
Distribution (12b-1)
   Fees                 0.00%                  0.00%              0.00%              0.00%                   0.00%
Other Expenses          0.57%                  0.56%              0.44%              0.52%                   2.17% (b)
Total Annual Fund
   Operating Expenses   1.28%                  1.29%              1.34%              1.41%                   3.18%(e)
---------------------

(a) The Management Fee currently being charged is 0.75%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.

(b) The Fund's Other Expenses are 1.79%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.

(c) The Funds have entered into arrangements with one or more third-party broker/dealers who have paid a portion of the Funds' custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets would have been 1.32%, 1.36%, 1.34%, 1.42% and 3.32% for the Income Equity, Capital Appreciation, Special Equity, International Equity and Emerging Markets Equity Funds, respectively.

(d) The Total Annual Fund Operating Expenses are currently 2.54%, which reflects all waivers in effect.

[TEXT BOX]
The Management Fee is the fee paid to The Managers Funds LLC of which a portion is paid to the asset managers who manage the Fund's portfolios.

Distribution (12b-1) Fees are those expenses charged by some mutual funds for the cost of marketing and advertising. THE FUNDS DO NOT HAVE ANY 12B-1 FEES.

Example

The following Example will help you compare the costs of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                                                        Risk/Return Summary
---------------------------------------------------------------------------


Fund                        1 Year             3 Years              5 Years           10 Years
-------------             ----------          -----------         ---------           ---------
Income Equity Fund          $130               $406                $702               $1545
Capital Appreciation Fund    131                409                 708                1556
Special Equity Fund          136                425                 734                1613
International Equity
   Fund                      144                446                 771                1691
Emerging Markets Equity
   Fund(a)                   321                983                1664                3485

[FN]
(a) Your costs for the Fund, including all waivers currently in effect, would be $257, $791, $1350 and $2875, for 1 year, 3 years, 5 years and 10 years, respectively.

The Managers Funds
-----------------------------------------------------------------

THE MANAGEMENT TEAM
[GRAPHIC]

The Managers Funds (referred to in this Prospectus as "We" and "Us") is a no-load mutual fund family currently comprised of ten different Funds, each having distinct investment management objectives, strategies, risks and policies. Many of our Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees and in some cases the shareholders of the Funds, one or more asset managers to manage each Fund's investment portfolio. The Managers Funds LLC also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and when appropriate, researches any potential new asset managers for our Fund family.

THE YEAR 2000 ISSUE
[GRAPHIC]

The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Funds and their shareholders. In addition to verifying that all internal systems are able to handle dates past 1999 (otherwise known as "Year 2000 compliant"), we are taking steps to address the problem by working with all of our sub-advisers and outside vendors. We have obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant. However, we cannot be completely certain that all sub-advisers and vendors will be fully Year 2000 compliant. We are unable to predict the impact of this problem on the portfolio companies in which the Funds invest. We will continue to monitor developments relating to this issue.

Managers Income Equity Fund               Ticker Symbol:  MGIEX
-----------------------------------------------------------------


Objective

The Fund's objective is to achieve a high level of current income from a diversified portfolio of income-producing equity securities.

[GRPHIC]
Principal Investment Strategies

Under normal market conditions, the Income Equity Fund invests at least 65% of its total assets in income-producing equity securities of U.S. companies, such as common and preferred stocks that pay regular dividends. The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least the size of companies whose securities are represented in the S&P 400.

The assets of the Income Equity Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. Both asset managers emphasize a value approach to investing, that is, each selects stocks that it believes are trading below their real value.

Generally, the asset managers compare a company's stock price to the company's earnings, or its potential to generate strong, sustainable earnings, as well as its potential for long-term profitability and the quality of its management. A stock is sold if the asset managers believe that these characteristics of a company do not support its current stock price.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Income Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which the Fund invests.

The primary risk of value stocks is that they may not appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to


[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                             		Ticker Symbol:  MGIEX
---------------------------------------------------------------------


[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com]

com. undervalue them do not change. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international, small-company stock funds and growth funds) when stocks of medium- and large-sized domestic companies are out of favor.

Shares of the Income Equity Fund will rise and fall in value, and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for medium- to large-capitalization equity returns in your investment portfolio
            o Are seeking additional return from current dividends
            o Are willing to accept a moderate risk investment
            o Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.75%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.57%
Total Expenses before Expense Reductions................. 1.32%
Expense Reductions (a)...................................(0.04)%
Total Annual Fund Operating Expenses..................... 1.28%
-----------------

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.
            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

Ticker Symbol:  MGIEX
-----------------------------------------------------------------------------

[FN]
(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.


PORTFOLIO MANAGEMENT OF THE FUND

[GRAPHIC]
Scudder Kemper Investments, Inc. and Chartwell Investment Partners, L.P. each manage a portion of the Fund.

Scudder has managed a portion of the Fund since August 1991. Scudder, located at 345 Park Avenue, New York, New York 10154, was founded in 1919. As of December 31, 1998, Scudder had assets under management of over $281 billion. Robert T. Hoffman is the portfolio manager for the portion of the Fund managed by Scudder. He is a Managing Director of Scudder, and has been with that firm in various capacities since 1989.

Chartwell has managed a portion of the Fund since September 1997. Chartwell, located at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, was formed in 1997. As of December 31, 1998, Chartwell had assets under management of $2.7 billion. Harold Ofstie leads a team of portfolio managers for the portion of the Fund managed by Chartwell. Mr. Ofstie has been a Partner at Chartwell since its formation. Prior to that time, he was a Portfolio Manager with Delaware Investment Advisers.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.75% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Scudder and Chartwell.

Managers Capital Appreciation Fund	                   Ticker Symbol: MGCAX
--------------------------------------------------------------------------

OBJECTIVE

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund's secondary objective.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the Capital Appreciation Fund invests at least 65% of its total assets in equity securities of U.S. companies, such as common and preferred stocks. The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least the size of companies whose securities are represented in the S&P 400.

The assets of the Capital Appreciation Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology to select portfolio investments. Both asset managers emphasize a growth approach to investing, that is, each selects stocks that it believes can generate and maintain strong earnings growth. Generally, the asset managers look for companies with quality management, strong finances and established market positions. A stock is sold if the asset managers believe that the current stock price is not supported by their expectations regarding the company's future growth potential.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Capital Appreciation Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which the Fund invests.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if ex-

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                            		Ticker Symbol: MGCAX

---------------------------------------------------------------------

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

pectations are lowered, the prices of the securities will drop.
To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international and small-company stock funds or value funds) when stocks of medium- and large-sized domestic growth companies are out of favor.

Shares of the Capital Appreciation Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for some equity returns in your investment portfolio
            o Are willing to accept a higher degree of risk for the opportunity of higher potential returns
            o Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.
            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.80%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.56%
Total Expenses before Reductions......................... 1.36%
Expense Reductions (a) ..................................(0.07)%
Total Annual Fund Operating Expenses..................... 1.29%

Ticker Symbol:  MGCAX
------------------------------------------------------------------------
[FN]
(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Essex Investment Management Company, LLC and Roxbury Capital
Management, LLC each manage a portion of the Fund.

Essex has managed a portion of the Fund since March 1997. Essex, located at 125 High Street, Boston, Massachusetts 02110, was formed in 1976. Affiliated Managers Group, Inc. owns a majority interest in Essex. As of December 31, 1998, Essex had assets under management of $5.6 billion. Joseph C. McNay and Daniel Beckham are the portfolio managers for the portion of the Fund managed by Essex. Mr. McNay is the Chairman and CIO of Essex, a position he has held since that firm's formation. Mr. Beckham is the Principal Vice President of Essex, a position he has held since 1995.

Roxbury has managed a portion of the Fund since October 1998. Roxbury, located at 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, was formed in 1986. As of December 31, 1998, Roxbury had assets under management of $6 billion. Kevin P. Riley is the portfolio manager for the portion of the Fund managed by Roxbury. Mr. Riley is currently a Senior Managing Director, Senior Portfolio Manager and Investment Officer, and has held various other positions with Roxbury since 1987.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.80% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Essex and Roxbury.

Managers Special Equity Fund                   	Ticker Symbol: MGSEX
----------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small- and medium-capitalization companies.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the Special Equity Fund invests at least 65% of its total assets in equity securities of U.S. companies, such as common and preferred stocks. The Fund generally invests in small- and medium-sized companies, that is, companies with capitalizations of $1.5 billion or less. The Fund may retain securities that it already has purchased even if the company outgrows the Fund's capitalization limitations.

The assets of the Special Equity Fund are allocated among four asset managers, each of which acts independently of the others and uses its own methodology to select portfolio investments. Two asset managers emphasize a value approach to investing, that is, each selects stocks which it believes are trading below their real value. Generally, those asset managers compare a company's stock price to the company's earnings, or its potential to generate strong, sustainable earnings, as well as its potential for long-term profitability and the quality of its management. A stock is sold when the asset managers believe that these characteristics of a company do not support its current stock price.

The other two asset managers emphasize a growth approach to investing, that is, each selects stocks that it believes can generate and maintain strong earnings growth. Generally, those asset managers look for companies with quality management, strong finances and established market positions. A stock is sold when the asset managers do not believe that the current stock price is supported by their expectations regarding the company's future growth potential.

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                            		Ticker Symbol: MGSEX
---------------------------------------------------------------------

Principal Risk Factors
[GRAPHIC]

The principal risks of the Special Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which it invests.

Smaller companies may have more limited product lines, markets or financial resources than larger companies. The securities of smaller companies may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, small-cap stocks, and the Fund, may fluctuate significantly more in value than larger-cap stocks and the funds that focus on larger-cap stocks.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. The primary risk of value stocks is that they may never appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to undervalue them do not change. To the extent that the Special Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international and large-company stock funds) when stocks of small- and medium-sized domestic companies are out of favor.

Shares of the Special Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

Ticker Symbol:  MGSEX
----------------------------------------------------------------------------

[TEXT BOX:  What am I
            investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for small company equity returns in your investment portfolio
            o Are willing to accept a higher risk investment for the
              opportunity of higher potential returns
            o Have an investment time horizon of 5 years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk
            o Are seeking current income

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.44%
Total Expenses before Reductions..........................1.34%
Expense Reductions(a).....................................0.00%(b)
Total Annual Fund Operating Expenses..................... 1.34%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(b)	Less than 0.01%.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Liberty Investment Management, Pilgrim Baxter & Associates, Ltd.,
Westport Asset Management, Inc. and Kern Capital Management LLC each manage a portion of the Fund.

Liberty has managed a portion of the Fund since December 1985.
Liberty, located at 2502 Rocky Point Drive, Suite 500, Tampa,
Florida 33607, was formed in 1976 and is a

                                 		Ticker Symbol: MGSEX
________________________________________________________________________

division of Goldman Sachs Asset Management. As of December 31, 1998, Liberty had assets under management of $10.9 billion. Timothy G. Ebright is the portfolio manager for the portion of the Fund managed by Liberty. He is a Senior Vice President of Liberty, a position he has held with that firm since 1988.

Pilgrim has managed a portion of the Fund since October 1994. Pilgrim, located at 1255 Drummers Lane, Wayne, Pennsylvania 19087, was formed in 1982. As of December 31, 1998, Pilgrim had assets under management of $13.9 billion. Gary L. Pilgrim and Jeffrey Wrona are the portfolio managers for the portion of the Fund managed by Pilgrim. Mr. Pilgrim is President and CIO of Pilgrim and has been with that firm since its formation. Mr. Wrona is a Portfolio Manager of Pilgrim and has been with that firm since 1997. Prior to that, he was a Senior Portfolio Manager with Munder Capital Management for seven years.

Westport has managed a portion of the Fund since December 1985. Westport, located at 253 Riverside Avenue, Westport, Connecticut 06880, was formed in 1983. As of December 31, 1998, Pilgrim had assets under management of $2 billion. Andrew J. Knuth is the portfolio manager for the portion of the Fund managed by Westport. Mr. Knuth is Chairman of Westport and has been with that firm since its formation.

Kern has managed a portion of the Fund since September 1997. Kern, located at 114 West 47th Street, Suite 1926, New York, New York 10036, was formed in 1997. As of December 31, 1998, Kern had assets under management of over $405 million. Robert E. Kern, Jr. is the portfolio manager for the portion of the Fund managed by Kern. Mr. Kern has been the Managing Member, Chairman and CEO of Kern since its formation. Prior to that time, he was Senior Vice President of Freemont Investments Advisers in 1997 and a Director of Morgan Grenfell Capital Management from 1986 to 1997.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Liberty, Pilgrim, Westport and Kern.

Managers International Equity Fund	                    Ticker Symbol: MGITX
----------------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of non-U.S.
companies. Income is the Fund's secondary objective.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the International Equity Fund invests at least 65% of its total assets in equity securities of non-U.S. companies, such as common and preferred stocks paying dividends. The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least $1 billion, and in issuers located in at least three countries other than the U.S.

The assets of the International Equity Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. One asset manager emphasizes a value approach to investing, that is, it selects stocks that it believes are trading below their real value. That manager generally causes a stock to be sold when it believes that the characteristics of a company do not support its current stock price. The other asset manager generally seeks to identify long-term investment themes involving, among other things, the growth of particular regions or countries, and looks for companies that it believes can capitalize on those investment themes. A stock is sold when the asset manager believes that the current stock price is not supported by the opportunities currently available to the company in such situations or if the investment theme has matured or the manager's expectations are not met.

Principal Risk Factors
[GRAPHIC]

The principal risks of the International Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which it invests.

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price times the number of shares outstanding.]

                                                 		Ticker Symbol: MGITX
-------------------------------------------------------------------------

Stocks of foreign companies present additional risks for U.S. investors. They tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Since the value of foreign securities in an investor's home currency depends on the price of the securities and the exchange rate of the currency, fluctuations in the exchange rate of such currencies may reduce or eliminate gains or create losses. These risks are usually higher in developing countries and emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the International Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as U.S. and small-company stock funds and growth funds) when stocks of medium- and large-sized foreign companies are out of favor.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. The primary risk of value stocks is that they may never appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to undervalue them do not change.

Shares of the International Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can
            be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for some international market equity returns in your investment portfolio
            o Are willing to accept a moderate risk investment

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally

                                              		Ticker Symbol: MGITX
---------------------------------------------------------------------

            managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

              Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with risk
            o Are seeking current income

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.52%
Total Expenses before Expense Reductions.................	1.42%
Expense Reductions (a)...................................(0.01)%
Total Annual Fund Operating Expenses..................... 1.41%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Scudder Kemper Investments, Inc. and Lazard Asset Management each manage a portion of the Fund.

Scudder has managed a portion of the Fund since December 1989. Scudder, located at 345 Park Avenue, New York, New York 10154, was founded in 1919. As of December 31, 1998, Scudder had assets under management of $281.2 billion. William E. Holzer is the portfolio manager for the portion of the Fund managed by Scudder. Mr. Holzer is a Managing Director of Scudder, a position he has held with that firm since 1980.

Lazard has managed a portion of the Fund since January 1995. Lazard, located at 30 Rockefeller Plaza, New York, New York 10112, was first organized in 1848. As of December 31, 1998, Lazard had assets under management of $60 billion. Herbert

Ticker Symbol:  MGITX
------------------------------------------------------------------------

W. Gullquist and John R. Reinsberg are the portfolio managers for the portion of the Fund managed by Lazard. Mr. Gullquist is a General Member, Vice President and CIO of Lazard. He joined Lazard in 1982. Mr. Reinsberg is a Managing Director of Lazard, a position he has held since 1992.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Scudder and Lazard.

Managers Emerging Markets Equity Fund               Ticker Symbol: MEMEX
-------------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of companies located in countries designated by the World Bank or the United
Nations to be a developing country or emerging market.

Principal Investment Strategies
[GRAPHIC]
Under normal market conditions, the Emerging Markets Equity Fund invests at least 65% of its total assets in equity securities, such as common and preferred stocks, of companies located in countries designated by the United Nations or the World Bank to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East. The Emerging Markets Equity Fund may invest in companies of any size.
The asset manager of the Emerging Markets Equity Fund seeks to keep the Fund diversified across a variety of markets, countries and regions. In addition, within these guidelines, the asset manager selects stocks that it believes can generate and maintain strong earnings growth. Generally, the asset manager looks for companies with quality management, strong finances and established market positions across a diversity of companies and industries. A security will be sold when the asset manager believes that the current price is not supported by its expectations regarding the company's future growth potential.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Emerging Markets Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the securities in which it invests.

                                              	Ticker Symbol: MEMEX
----------------------------------------------------------------------

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our
            Internet website at www.managersfunds.com.]

Stocks of foreign companies, and particularly those of companies in developing countries and emerging markets, present significant risks for U.S. investors. They tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Since the value of foreign securities in an investor's home currency depends on the price of the securities and the exchange rate of the currency, fluctuations in the exchange rate of such currencies may reduce or eliminate gains or create losses. As suggested above, these risks usually are higher in developing countries and emerging markets. To the extent that the Emerging Markets Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as U.S. stock funds) when stocks of companies located in emerging markets or developing countries are out of favor.

Shares of the Emerging Markets Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are willing to accept a high degree of risk and volatility for higher potential returns
            o Have an investment time horizon of seven years or more

            This Fund may not be suitable if you:
            o Are a conservative investor
            o Are investing with a shorter time horizon in mind
            o Are seeking stability of principal or current income

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

                                          			Ticker Symbol: MGMEX
-----------------------------------------------------------------------


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 1.15%(a)
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 2.17%(b)
Total Expenses before Expense Reductions................. 3.32%
Expense Reductions (c)...................................(0.14)%
Total Annual Fund Operating Expenses..................... 3.18(d)

(a) The Management Fee currently being charged is 0.75%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(b) The Fund's Other Expenses are 1.79%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(d) The Total Annual Fund Operating Expenses are currently 2.54%, which reflects all waivers in effect.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

King Street Advisors, Limited manages the entire Fund and has managed the Fund since its inception. King Street, located at Almack House, 28 King Street, London, England SW1Y 6QW, was formed in 1997. As of December 31, 1998, King Street had assets under management of over $361 million. Kenneth King and Murray Davey are the portfolio managers for the Fund. Mr. King is CIO of King Street, a position he has held since the firm's inception. Mr. Davey is a Senior Portfolio Manager of King Street, a position he has held since the firm's inception.

Ticker Symbol:  MEMEX
----------------------------------------------------------------------
The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 1.15% of the average daily net assets of the Fund. The Managers Funds LLC is currently waiving 0.40% of this fee, which makes the effective management fee 0.75%. The Managers Funds LLC, in turn, pays a portion of this fee to King Street.

Other Securities and Investment Practices
-----------------------------------------------------------------------

The Funds may also invest in certain other securities and engage in certain other practices, including the following.

Bonds Each Fund may invest in bonds and other types of debt securities. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A bond issuer also could default on principal or interest payments, possibly causing a loss for the Fund.

Restricted and Illiquid Securities Each Fund may purchase restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value. This means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Repurchase Agreements Each Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

[GRAPHIC]
Foreign Securities Each Fund, including the International Equity Fund and the Emerging Markets Equity Fund as discussed previously, may purchase foreign securities. Foreign securities generally are more volatile than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each Fund may use foreign currency transactions and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S.
securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is

Other Securities and Investment Practices
-----------------------------------------------------------------------

converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Derivatives Each Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Short-Term Trading Short-term trading can increase a Fund's transaction costs and may increase your tax liability. The investment strategies of the asset managers for the Capital
Appreciation Fund may at times include short-term trading. While the other Funds ordinarily do not trade securities for short-term profits, any of them may sell any security at any time it believes best, which may result in short-term trading.

Defensive Investing During unusual market conditions, each Fund may place up to 100% of its total assets in cash or quality short-term debt securities. To the extent that a Fund does this, it is not pursuing its objective.

Other Risk Factors
---------------------------------------------------------------

A Few Words About Risk

In the normal course of every day life, each of us takes risk. What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

[GRAPHIC]
If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location, or the time of day.

The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

[GRAPHIC]
The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, there are a few principles from this example which are applicable to investing as well.

o Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change.
o Everybody's perception of reward is different.
o High risk does not in itself imply high reward.

Other Risk Factors
--------------------------------------------------------------------------

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium.

U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

The following are descriptions of many of the risks that asset managers of our Funds take to earn investment returns. Investors should keep in mind that each of the Equity Funds is subject to the following risks. This is not a comprehensive list and the risks discussed below are only some of the primary risks to which your investments are exposed.

[GRAPHIC]
Market Risk. This is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, all stock prices rise and fall as a result of investors' perceptions of the market as a whole. Many of the risks described below contribute to market risk. Other types of securities such as corporate bonds can also have some market risk; their prices can be affected by changing perceptions of the stock market.

Since foreign securities trade on different markets, which have differing supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks and they may be more or less volatile than U.S. markets, and may move in different directions. However, as all markets become more open to global trading, and as communications between investors improves, international stock and bond markets have become more closely linked with U.S. markets.

[TEXT BOX:  The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk that he or she takes. The risk-free return is a return that one could expect with absolute certainty.]

   Other Risk Factors
--------------------------------------------------------------------------
The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to drop in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. Most international markets do not move together with U.S. markets, or with other international markets.

[GRAPHIC]
Specific Risk. This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks which these companies face.

An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts invested in each. Again, diversification among industry groups will reduce sector (industry) risk but may also dilute potential returns.

Price Risk. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or with the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained. This is likely the clearest difference between "growth" and "value" styles of investing.

Liquidity Risk. This is the risk that a Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. However, it is higher for small-capitalization stocks and stocks of foreign com

[TEXT BOX:  Value vs. Growth Investors

            Growth investors are typically willing to take more price risk in order to own companies which are performing well and are expected to continue to perform well.Value investors prefer to take less price risk by avoiding situations where current expectations, and thus prices, are high.]

Other Risk Factors
----------------------------------------------------------------------

panies than it typically is for large-capitalization domestic stocks. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and a takes at least a few days and often a few months to sell.

On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be approximated by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

[GRAPHIC]
Credit Risk. The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investor Services, Inc. and Standard & Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Inflation Risk. This is the risk that the price of an asset, or the income generated by an asset, will not keep up with an increase in the general cost of living. Almost all financial assets have some inflation risk, but most particularly fixed-income securities.

Interest Rate Risk. Changes in interest rates can impact stock and bond prices in several ways. As interest rates rise, the coupon payments of debt securities may become less competitive with the market and thus the price of the securities may fall. Similarly, the expected earnings and dividend payments for equity securities become relatively less competitive as interest rates rise. Conversely, prices typically rise as available interest rates fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus

Other Risk Factors
---------------------------------------------------------------------------

[TEXT BOX:  Duration is the weighted average time (typically quoted in years)
            to
            the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

measured by analyzing the length of time or "duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk.

While this is typically measured for debt securities, it also applies to equity securities. A company which has high current earnings, is paying dividends and is valued based on a slower expectation of growth has a shorter duration than a rapidly growing company in which the bulk of its earnings are expected further into the future.

       Reinvestment Risk. As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

       Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is likely less to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.
[gr
APHIC]   Political Risk. Changes in the political status of any country can have profound effects on the value of securities within that country as well as the credit quality of the debt securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

[GRAPHIC]   Currency Risk. The value of foreign securities in an investor's home
        currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if

Other Risk Factors
---------------------------------------------------------------------------

            the price for the foreign currency drops in relation to the U.S. Dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

            Economic Risk. Obviously, the prevailing economic environment is important to the health of all businesses, however, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive, and carry a higher amount of economic risk.

[GRAPHIC]   Intelligence Risk. Intelligence risk is a term created by The
            Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to invest assets.
            Asset managers evaluate investments relative to all of the above risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies which proliferate through their management organizations and are reflected in their portfolios.

            Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong. The Managers Funds LLC believes that intelligence risk can be reduced through diversification of investment managers from differing organizations and with differing investment philosophies.

            There are many ways of summarizing these risks, but keep in mind that summarization can lead one to overlook some important factors. Life insurance companies do not attempt to estimate the individual risks that each of its policy holders intends to take throughout life. Not only would this be impossible from a data collection standpoint, but the sheer number of estimates involved would compound to make the final life expectancy estimate very imprecise. Instead,

Other Risk Factors
-----------------------------------------------------------------------------
            life insurance companies use historical data to make broad estimates about the life expectancy of people and then adjust them based on some other broad measures such as sex, general health, heredity, and lifestyle factors such as smoking and flying. The circumstance in which this model falters is when any significant factor, which is not represented in the historical results, becomes relevant. Nuclear war, plague or climactic shifts could detrimentally affect the life insurers' results, while a cure for cancer and improving health habits could incrementally affect life expectancies.

Financial Highlights
--------------------------------------------------------------------------
FINANCIAL INFORMATION FOR THE FUNDS

            The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------

                      MANAGERS INCOME EQUITY FUND
-----------------------------------------------------------
For the years ended        1998      1997      1996        1995      1994
December 31
Net Asset Value,           $31.06     $30.49   $28.43     $24.90     $27.89
Beginning of Year
Income From Investment
Operations
   Net Investment            0.41       0.67     0.76       0.87       0.80
Income
   Net Gains or Losses
on Securities (both          3.10       7.27      3.97      7.47      (0.50)
   realized and
unrealized)
       Total From            3.51       7.94      4.73      8.34       0.30
Investment Operations
Less Distributions
   Dividends (from net      (0.41)     (0.69)    (0.76)    (0.86)     (0.83)
investment income)
   Distributions (from      (3.49)     (6.68)    (1.91)    (3.95)     (2.46)
capital gains)
   Returns of Capital        ----       ----      ----      ----       ----
       Total                (3.90)     (7.37)    (2.67)    (4.81)     (3.29)
Distributions

Net Asset Value, End of     $30.67     $31.06    $30.49    $28.43    $24.90
Year

Total Return                 11.77%    27.19%    17.08%     34.36%     0.99%


Ratios/Supplemental
Data

Net Assets, End of Year     $69,391    $64,946   $53,063   $37,807    $48,875
(000's omitted)

Ratio of Net Expenses       1.28%(a)   1.32%(a)   1.44%(a)    1.45%     1.33%
to Average Net Assets
Ratio of Net Income to
Average Net Assets           1.26%      1.97%     2.63%       2.85%     3.06%
Portfolio Turnover Rate        84%        96%       33%         36%       46%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been 1.32%, 1.35% and 1.44%, respectively.

Financial Highlights
--------------------------------------------------------------------
     MANAGERS CAPITAL APPRECIATION FUND
---------------------------------------------------------------------

For the years ended      1998   1997(b)1996     1995   1994
December 31
Net Asset Value,         $24.24  $26.34  $27.14  $23.25  $25.17
Beginning of Year
Income From Investment
Operations
   Net Investment          (0.23) (0.13)    0.09    0.09   0.12
Income (Loss)
   Net Gains or Losses
on Securities (both       14.18     3.15    3.66    7.62  (0.49)
   realized and
unrealized)
       Total From          13.95    3.02    3.75    7.71  (0.37)
Investment Operations
Less Distributions
   Dividends (from net        ---    ---  (0.10)  (0.08)  (0.12)
investment income)
   Distributions (from     (4.41)   (5.12)  (4.45)  (3.74)  (1.43)
capital gains)
   Returns of Capital      -----      ----    ----    ----   ----
       Total               (4.41)   (5.12)  (4.55)  (3.82)  (1.55)
Distributions

Net Asset Value, End of    $33.78   $24.24  $26.34  $27.14  $23.25
Year

Total Return               57.41%     12.74%  13.73%  33.39%  (1.50)%


Ratios/Supplemental
Data

Net Assets, End of Year    $88,191    $73,860  $101,282  $83,353  $86,042
(000's omitted)

Ratio of Net Expenses      1.29%     1.26%(a)  1.33%(a)   1.36%  1.29%
to Average Net Assets
Ratio of Net Income
(Loss) to Average Net      (0.80%)   (0.45)%   0.34%   0.31%  0.53%
Assets
Portfolio Turnover Rate     252%     235%    172%    134%   122%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been 1.36%, 1.32% and 1.38%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights
---------------------------------------------------------------------

     MANAGERS SPECIAL EQUITY FUND
----------------------------------------------------------------

For the years ended      1998   1997   1996    1995(b)  1994
December 31
Net Asset Value,        $61.18    $50.95  $43.34  $36.79  $38.90
Beginning of Year
Income From Investment
Operations
   Net Investment       (0.14)    0.08  (0.00)  (0.07)  (0.01)
Income (Loss)
   Net Gains or Losses
on Securities (both      0.26       12.29   10.68   12.28  (0.76)
   realized and
unrealized)
       Total From        0.12       12.37   10.68   12.21  (0.77)
Investment Operations
Less Distributions
   Dividends (from net  ----        (0.07)    ---     ---    ---
investment income)
   Distributions (from  (0.07)        (2.07)  (3.07)  (5.66)  (1.34)
capital gains)
   Returns of Capital     ----        ----    ----    ----   ----
       Total             (0.07)    (2.14)  (3.07)  (5.66)  (1.34)
Distributions

Net Asset Value, End of $61.23     $61.18  $50.95  $43.34  $36.79
Year

Total Return             0.20%     24.45%  24.75%  33.94%  (1.99)%


Ratios/Supplemental
Data

Net Assets, End of Year  $959,939    $719,707  $271,433  $118,362  $111,584
(000's omitted)

Ratio of Net Expenses    1.34%(a)    1.35%(a)   1.43%   1.44%  1.37%
to Average Net Assets
Ratio of Net Income
(Loss) to Average Net    (0.26)%     0.17%  (0.10)%  (0.16)%  (0.06)%
Assets
Portfolio Turnover Rate   64%         49%     56%     65%    66%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been 1.34% and 1.36%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights

     MANAGERS INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------

For the years ended      1998   1997   1996    1995(b)  1994
December 31
Net Asset Value,        $45.58  $43.69  $39.97  $36.35  $35.92
Beginning of Year
Income From Investment
Operations
   Net Investment         0.54   0.42    0.32    0.31   0.16
Income
   Net Gains or Losses
on Securities (both      6.06    4.27    4.76    5.59   0.56
   realized and
unrealized)
       Total From        6.60    4.69    5.08    5.90   0.72
Investment Operations
Less Distributions
   Dividends (from net   (0.37)  (0.65) (0.33)  (0.13)  (0.08
investment income)
   Distributions (from   (2.96)   (2.15)  (1.03)  (2.15)  (0.21)
capital gains)
   Returns of Capital     ----    ----    ----    ----   ----
       Total              (3.33)  (2.80)  (1.36)  (2.28)  (0.29)
Distributions

Net Asset Value, End of  $48.85    $45.58  $43.69  $39.97  $36.35
Year

Total Return             14.54%    10.83%  12.77%  16.24%  2.00%


Ratios/Supplemental
Data

Net Assets, End of Year  $552,826   $386,624  $269,568  $140,488  $86,924
(000's omitted)

Ratio of Net Expenses     1.41%(a)   1.45%(a)   1.53%   1.58%  1.49%
to Average Net Assets
Ratio of Net Income to
Average Net Assets         1.05%    0.75%   0.97%   0.80%  0.60%
Portfolio Turnover Rate      56%     37%     30%     73%    22%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been 1.42% and 1.45%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights

     MANAGERS EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------
                            Since
                          Inception
                         (February 9,
                           1998) to
                         December 31,
                             1998
Net Asset Value,
Beginning of Period           $10.00
Income From Investment
Operations
   Net Investment               (0.01)
Income
   Net Gains or Losses          (2.25)
on Securities (both
   realized and
unrealized)
       Total From
Investment Operations           (2.26)
Less Distributions
   Dividends (from net            ---
investment income)
   Distributions (from            ---
capital gains)
   Returns of Capital             ---
       Total
Distributions                     ---

Net Asset Value, End of         $7.74
Period

Total Return(b)                (22.60)%(c)

Ratios/Supplemental
Data

Net Assets, End of             $4,677
Period (000's omitted)

Ratio of Net Expenses           2.54%(d)
to Average Net Assets
Ratio of Net Income to         (0.09)%(d)
Average Net Assets
Portfolio Turnover Rate           89%(c)

Expense Waiver
Ratio of Total Expenses         3.57(d)
to Average Net Assets
Ratio of Net                    1.11%(d)
Invvestment Income to
Average Net Assets

[FN]
(a) Ratio information assuming no waiver of investment advisory and management fees and no reduction of custodian expenses due to credits received for uninvested overnight cash balances.
            (b) The total return would have been lower had certain expenses not been reduced during the period shown.
            (c) Not annualized.
            (d) Annualized.

Your Account
---------------------------------------------------------------------

            As an investor, you pay no sales charges to invest in our Funds. Furthermore, you pay no charges to transfer within the Fund family or even to redeem out of our Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

            Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. Therefore, a Fund's NAV may change on days when investors may not be able to purchase or redeem Fund shares.

            Each Fund's investments are valued based on market values. If a particular event would materially affect a Fund's NAV or if market quotations are not readily available, then the Pricing Committee of the Board of Trustees may value the Fund's investments based on an evaluation of fair value.


MINIMUM INVESTMENTS IN OUR FUNDS

            All investments in our Funds must be in U.S. Dollars. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted.


                            INITIAL INVESTMENT          ADDITIONAL INVESTMENT
Regular accounts*              $2,000                       $100
Education IRA                     500                         N/A
Traditional IRA                   500                         100
SEP IRA                           500                         100
SIMPLE IRA                        500                         100
ROTH IRA                          500                         100

*For Regular accounts, arrangements can be made to open accounts with less than the required initial investment. Call (800) 835-3879 for more details.

[Text Box]

A Traditional IRA is an individual retirement account. Assets are tax-deferred while your withdrawals and distributions are taxable in the year that they are made

An Education IRA is an IRA with a non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

A SEP IRA is an IRA that allows employers to make contributions to an employee's account.

A Simple IRA is an employer plan and a series of IRAs that allows contributions by and for amployees.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other consitions must be met.

YOU SHOULD CONSULT YOUR TAX PROFESSIONAL FOR MORE INFORMATION ON IRA
ACCOUNTS.

----------------------------------------------------------------------
HOW TO PURCHASE SHARES

                                     Initial Purchase                  Additional Purchases
Through your Investment Advisor    Contact your investment advisor
                                   or other investment professional
                                                                       Send any additional funds to your
                                                                       investment professional at the address
                                                                       appearing on your account statement

Advisors, Bank Trust and 401(k)
agents only                       Call (800) 358-7668 for further
                                  instructions
                                                                      Call (800) 358-7668 for further instructions

Direct Shareholders:
[GRAPHIC]By Mail                  Complete the account application.
                                  Mail the application and a check
                                  payable to The Managers Funds to:
                                  The Managers Funds
                                  c/o Boston Financial
                                  Data Services, Inc.
                                  P.O. Box 8517
                                  Boston, MA 02266-8517


                                                                      Write a letter of instruction and a check
                                                                      payable to The Managers Funds to:
                                                                      The Managers Funds
                                                                      c/o Boston Financial
                                                                      Data Services, Inc.
                                                                      P.O. Box 8517
                                                                      Boston, MA 02266-8517
                                                                      Include your account # on your check.

[GRAPHIC} By Telephone           Call (800) 358-7668                  Call the Transfer Agent at (800) 252-0682.
                                                                      The minimum additional investment
                                                                      is $100



**For Bank Wires: Please call and notify the Fund at (800) 358-7668. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN - The Managers Funds. Please be aware that your bank may charge you a fee for this service.

---------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent accepts your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                             Instructions
Through your Investment Advisor              Contact your investment advisor

Advisor, Bank Trust and 401(k) agents only   Call (800) 358-7668 for further instructions

Direct Shareholders:
[GRAPHIC]By Mail                             Write a letter of instruction containing:
                                              * the name of the Fund
                                              * dollar amount or number of shares to be sold
                                              * your name
                                              * your account number
                                              * signatures of all owners on account

                                            Mail letter to:
                                             The Managers Funds
                                             c/o Boston Financial Data
                                             Services, Inc.
                                             P.O. Box 8517
                                             Boston, MA  02266-8517

[GRAPHIC] By Telephone                      If you elected telephone redemption privileges
                                            on your account application,
                                            call us at (800) 252-0682

It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or financial supermarket rather than directly with us, the policies and fees may be different than those described in this material.
[TEXT BOX]
Redemptions $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

Investor Services
------------------------------------------------------------------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Fund or another Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

[GRAPHIC]
Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th Business day of each month. If the 25th business day is a Sunday or a holiday, the withdrawal will be completed on the next business day.

Dollar Cost Averaging allows you to make automatic monthly exchanges from one Fund to another. Exchanges are completed on the 15th business day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th business day is a Sunday or a holiday, the exchange will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege allows you to exchange your shares of one Fund for shares of another of our Funds. There is no cost associated with this service. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

Investor Services
---------------------------------------------------------------------

GENERAL FUND POLICIES

We reserve the right to:

* redeem an account if the value of the account falls below
$500 due to redemptions

* Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

* Change our minimum  investment amounts

* Delay sending out redemption proceeds for up to seven days
(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions)

* Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders

* Refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion)

* After prior warning and notification, close an account due to excessive trading

Account Policies, Dividends and Taxes
-------------------------------------------------------------------------------
ACCOUNT STATEMENTS

You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any are normally paid annually in December for each of the Equity Funds, with the exception of the Income Equity Fund. The Income Equity Fund distributes any income dividends monthly and normally makes capital gain distributions yearly in August and December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION

[GRAPHIC]
Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Funds.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of one Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for IRA accounts.

Account Policies, Dividends and Taxes
----------------------------------------------------------------------------

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

* fail to provide a social security number or taxpayer identification number

* fail to certify that their social security number or taxpayer identification number is correct

* fail to certify that they are exempt from withholding

[COMMON INSIDE BACK COVER TO ALL PROSPECTUSES]

[THE MANAGERS FUNDS LOGO]
Where Leading Money Managers Converge

Fund Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York  10022

Transfer Agent
Boston Financial Data services, Inc.
attn:  The Managers Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
Robert P. Watson

THE MANAGERS FUNDS

EQUITY FUNDS:
-----------------
INCOME EQUITY FUND
Scudder Kemper Investments, Inc.
Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
Essex Investment Management Company, LLC
Roxbury Capital Management LLC

SPECIAL EQUITY FUND
Liberty Investment Management
Pilgrim, Baxter & Associates, Ltd.
Westport Asset Management, Inc.
Kern Capital Management LLC

INTERNATIONAL EQUITY FUND
Scudder Kemper Investments, Inc.
Lazard Asset Management

EMERGING MARKETS EQUITY FUND
King Street Advisors, Limited

INCOME FUNDS:
----------------
MONEY MARKET FUND
J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE BOND FUND
Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE FUND
Standish, Ayer & Wood, Inc.


BOND FUND
Loomis, Sayles & Co., L.P.

GLOBAL BOND FUND
Rogge Global Partners

[BACK COVER OF PROSPECTUS - COMMON TO ALL]
For More Information
------------------------------------------------------------------
Additional  Information  for  these  Funds,  including   the
Statement of Additional Information and the Annual and Semi-
Annual  Reports, is available to you free upon request.   In
the  Annual  Report for each of the Funds, you will  find  a
discussion   of   the  market  conditions   and   investment
strategies   that   significantly   affected   the    Fund's
performance during the last fiscal year.


[GRAPHIC]By telephone               Call 1-800-835-3879

[GRAPHIC]By Mail                   Write to:  The Managers Funds
                                              40 Richards Avenue
                                              Norwalk, CT 06854

[GRAPHIC]On the Internet           Electronic copies are available on ur
                                   website at http://www.managersfunds.com

Text-only copies of these documents are also available on the SEC's website at http://www.sec.gov, by sending a request and a duplication fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009, or by visiting the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330)

Investment Company Act Registration Number 811-3752.

THE MANAGERS FUNDS
---------------------------------
SHORT AND INTERMEDIATE BOND FUND
INTERMEDIATE MORTGAGE FUND
BOND FUND
GLOBAL BOND FUND
----------------------------
PROSPECTUS
DATED APRIL 1, 1999
---------------------------
WHERE LEADING MONEY MANAGERS CONVERGE




The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
------------------------------------------------------------------


            KEY INFORMATION ABOUT THE INCOME FUNDS
Risk/Return    Goals, Principal Strategies and
               Principal Risks of the Funds                   1
  Summary      Risk Summary                                   3
               Performance Summary                            6
               Fees and Expenses of the Fund                  9

            THE MANAGERS FUNDS
               The Management Team                            12
               The Year 2000 Issue                            12
____________________________________________________________________
Summary of   SHORT AND INTERMEDIATE BOND FUND
    the        Objective                                      13
Funds          Principal Investment Strategies                13
               Principal Risk Factors                         14
               Should I Invest In This Fund?                  15
               Fees and Expenses                              15
               Portfolio Management of the Fund               16

            INTERMEDIATE MORTGAGE FUND
               Objective                                      17
               Principal Investment Strategies                17
               Principal Risk Factors                         18
               Should I Invest In This Fund?                  19
               Fees and Expenses                              19
               Portfolio Management of the Fund               20

            BOND FUND
               Objective                                      21
               Principal Investment Strategies                21
               Principal Risk Factors                         22
               Should I Invest In This Fund?                  23
               Fees and Expenses                              23
               Portfolio Management of the Fund               24

            GLOBAL BOND FUND
               Objective                                      25
               Principal Investment Strategies                25
               Principal Risk Factors                         25
               Should I Invest In This Fund?                  27
               Fees and Expenses                              27
               Portfolio Management of the Fund               28
____________________________________________________________________
             OTHER SECURITIES AND INVESTMENT PRACTICES        29
Additional   OTHER RISK FACTORS
  Risks of     A Few Words About Risk                         32
Investing
____________________________________________________________________
Information  FINANCIAL HIGHLIGHTS
About your      Financial Information for the Funds           38
Investment
            YOUR ACCOUNT
               Minimum Investments in our Funds               43
               How to Purchase Shares                         44
               How to Sell Shares                             45

            INVESTOR SERVICES
               General Fund Policies                          47

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                             48
               Dividends and Distributions                    48
               Tax Information                                48
____________________________________________________________________
            FOR MORE INFORMATION                     Back Cover


Key Information about the Income Funds
------------------------------------------------------------------

            This Prospectus contains important information for anyone interested in investing in any of the Income Funds of The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference.

            You should base your purchase of these Funds on your own goals, risk preferences and investment time horizons.


                GOALS AND PRINCIPAL STRATEGIES OF THE FUNDS

Fund/Principal Risk Factors	         Goal           Principal Strategies
----------------------------------------------------------------------------
* Short and Intermediate	     High current income   	-Invests principally in investment grade
    Bond Fund                	by investing in a       securities
			                           portfolio of fixed-
*Principal	Risk Factors:	     income securities
     	Interest Rate Risk			   with an average       -Seeks to achieve incremental return
     	Credit Risk			          maturity of between    through analysis of relative credit and
     					                    one to five years      valuation of debt securities
					                                                -Sells securities if and when the asset
					                                                 manager believes the security is overvalued
					                                                 based on its credit, sector and  duration or
					                                                 to rebalance the portfolio relative to sector
					                                                 diversification targets

* Intermediate Mortgage	     High current income	    -Invests principally in mortgage securities
      Fund	                  by investing primarily
		                           in mortgage-related
*Principal	Risk Factors:			  securities              -Seeks to achieve incremental return
     	Interest Rate Risk			                           through analysis of relative valuation
     	Prepayment/Extension Risk 		                    of debt securities
     	Sector (Industry) Risk		                      	-Sells securities if and when the asset
					                                                 manager believes the security is overvalued
					                                                 based on its credit, structure and duration
---------------------------------------------------------------------------------
* A more complete description of the Principal Risk Factors is found on the following pages.

                                  1

Risk/Return Summary
-----------------------------------------------------------------------------


* Bond Fund	                 High current income	    -Invests principally in investment grade
		                           by investing primarily   securities
*Principal Risk Factors:	 		 in fixed-income securities
     	Interest Rate Risk			                          -Seeks to achieve incremental return
     	Credit Risk			                                  through analysis of relative credit and
     	Economic Risk			                                valuation of debt securities
	     Liquidity Risk	                              		-Sells securities if and when the asset
					                                                 manager believes the security is overvalued
					                                                 based on its credit, sector and duration

* Global Bond Fund	         High total return,       -Invests principally in high quality debt
	 	                         both through income       securities of government, corporate and
*Principal	Risk Factors:	   and capital appreciation, and	 supranational organizations
     	Interest Rate Risk    by investing primarily  	-Seeks to achieve incremental return
     	Currency Risk	        in domestic and foreign   through credit analysis and anticipation of
     	Political Risk			     fixed-income securities   changes in interest rates within and among various
					                                                 countries
				                                                	-Sells securities if and when the asset
					                                                 manager believes the security is overvalued
					                                                 based on its credit, country and duration
---------------------------------------------------------------------------
* A more complete description of the Principal Risk Factors is found on the following pages.



                                                     	Risk/Return Summary
-----------------------------------------------------------------------------
This Prospectus contains important information for anyone interested in investing in The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it with you for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and time horizons.


RISK SUMMARY

[GRAPHIC]
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in these Funds.

The following are the principal risk factors associated with the Income Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the specific Fund in which you are interested. As with any mutual fund, you could lose money over a period of time.

Please keep in mind that shares of these Funds:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency

Interest Rate Risk

Changes in interest rates can impact stock and bond prices in several ways. As interest rates rise, the fixed coupon payments of debt securities become less competitive with the market and thus the prices of securities will fall. Interest rate risk is measured by analyzing the length of time or "duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk. For more information regarding Interest Rate Risk, see OTHER RISK FACTORS.

                                                     Risk/Return Summary
------------------------------------------------------------------------
Credit Risk
[GRAPHIC]
The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by nationally recognized statistical rating agencies (NRSRA) such as Moody's and Standard & Poor's. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Prepayment Risk
Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop), and thus likely to the disadvantage of the bond holders. Prepayment risk will vary depending on the provisions of the security and interest rates relative to the interest rate of the debt.

Extension Risk
Because of prepayment risk, most investors estimate the prepayments which they expect for a bond or portfolio and invest accordingly. Extension risk represents the possibility that as conditions change debtors will slow their capital payments thus extending the duration of the securities beyond expectations.

Sector (Industry) Risk
[GRAPHIC]
Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts which are invested in each group. Diversification of groups may reduce sector (industry) risk but may also dilute potential returns. For more information regarding Sector (Industry) Risk, see
OTHER RISK FACTORS.

Liquidity Risk

Liquidity Risk is the risk that you cannot sell a security at a reasonable price in a reasonable time frame when you want or need to. This risk applies to all assets. For more information regarding Liquidity Risk, see OTHER RISK FACTORS.

	                                                      Risk/Return Summary
--------------------------------------------------------------------------

Economic Risk

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

Currency Risk
[GRAPHIC]
The value of foreign securities in an investor's home currency depends both upon the price of the securities and the exchange rate of the currency. Adverse currency fluctuations are an additional risk of foreign investing. Currency risk may be reduced through diversification among currencies or hedging with the use of foreign currency contracts.

[GRAPHIC]
* Euro Conversion. The introduction of a new single European currency, known as the "euro," may result in uncertainties for securities in European companies, European markets and the operation of the Funds. The euro was introduced on January 1, 1999, by 11 European Union member countries who are participating in the European Monetary Unit. The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring differences in various tax, accounting and legal treatments that would not otherwise occur. Any market disruptions due to the euro could have an adverse effect on the Funds. At this stage, no one knows what degree of impact the introduction of the euro will have on the Funds and to the extent that the impact adversely affects a particular holding in a Fund's portfolio, the Fund's performance may be affected.

Political Risk
[GRAPHIC]
Changes in the political status of any country can have profound effects on the values of securities within that country as well as the credit quality of the securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

                                                  					Risk/Return Summary
---------------------------------------------------------------------------

            risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

            PERFORMANCE SUMMARY

            The following bar charts illustrate the Fund's year-by-year total return and how performance of each of the Funds has varied over the past ten years or, in the case of Managers Global Bond Fund, since inception. Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

                          Annual Returns - Last 10 Years
Fund                 1989           1990       1991         1992         1993       1994     1995     1996    1997   1998
Short and Intermediate
  Bond Fund           10.6           7.2        12.6        11.6          8.4        -8.4       15.6    4.2     5.9    5.4
Intermediate Mortgage
   Fund               14.7           10.2       18.2        10.5         11.5        -25.0      17.3    3.3     8.2    6.1
Bond Fund             13.1            7.5       19.1         7.9         11.6        -7.3       30.9     5.0     10.4   3.3
Global Bond Fund      ---            ---        ---          ---         ---           ---      19.1     4.4    0.2     19.3

*For the Short and Intermediate Bond Fund over this period, the highest quarterly return was 5.15% and the lowest quarterly return was -4.77%.
*For the Intermediate Mortgage Fund over this period, the highest quarterly return was 7.90% and the lowest quarterly return was -14.06%.
*For the Bond Fund over this period, the highest quarterly return was 9.69% and the lowest quarterly return was -3.57%.
*For the Global Bond Fund over this period, the highest quarterly return was 12.52% and the lowest quarterly return was -4.77%.

            The following table compares each Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the applicable Index. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.

                                6-8

Risk/return Summary
--------------------------------------------------------------------------
          Average Annual Total Return (as a percentage) as of 12/31/98*

                              1 Year              5 Years          10 Years    Since Inception
Short and Intermediate
Bond Fund                     5.36%                4.23%            7.13%
ML 1-5 yr Govt/Corp           7.68%                6.28%            7.95%

Intermediate Mortgage Fund    6.14%                0.84%            6.73%
Salomon Mortgage              7.00%                7.23%            9.18%

Bond Fund                     3.34%                7.77%            9.75%
LB Govt/Corp                  9.47%                 7.30%            9.33%

Global Bond Fund**          19.27%                   ---             ---         8.24%
Salomon World Govt          15.30%                7.85%             8.96%        8.27%***

*All returns for the Funds are after expenses.
**The Fund commenced operations on March 25, 1994.
***Since March 31, 1994.

[TEXT BOX]
Total Return is used by all mutual funds to calculate the hypothetical value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.

            FEES AND EXPENSES OF THE FUNDS

     As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of the Funds has no sales charge (load).

Risk/Return Summary
-------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund Assets)


                  Short and     Intermediate
                Intermediate      Mortgage           Bond          Global
                 Bond Fund        Fund              Fund          Bond Fund
Management Fee    0.50%           0.45%(a)          0.625%         0.70%
Distribution
  (12b-1) Fees    0.00%           0.00%             0.00%          0.00%
Other Expenses   0.83%            0.75% (b)         0.585%         0.86%
Total Annual
Fund Operating
Expenses          1.32%           1.20%(d)          1.21%          1.53%

(a) The Management Fee currently being charged is 0.20%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(b) The Fund's Other Expenses are currently 0.50%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(c) The Funds have received credits against their respective custodian expense for uninvested overnight cash balances. Absent these expense reductions, the ratio of expenses to average net assets would have been 1.33%, 1.20%, 1.21% and 1.56% for the Short and Intermediate Bond, Intermediate Mortgage, Bond and Global Bond Funds, respectively.
(d) The Total Annual Fund Operating Expenses are currently 0.70%, which reflects all waivers in effect.


Shareholder Fees (fees paid directly from your investment)

Maximium Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)........................None
Mmaximum Deferred Sales Charge (Load)..........................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions........................................None
Redemption Fee.................................................None
Exchange Fee...................................................None
Maximum Account Fee............................................None

[TEXT BOX]

The Management Fee is the fee paid to The Managers Funds, L.P. and in turn, a portion of which is paid to the external asset managers who manage the Fund's portfolios.

Distribution (12b-1) Fees are those expenses charged by some mutual funds for the cost of marketing and advertising. The Funds do not have any 12b-1 fees.

                                                     Risk/Return Summary
-------------------------------------------------------------------------

                 Example

           The following Example will help you compare the costs of investing in the Funds to the cost of investing in other mutual funds. This Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each of the Fund's operating expenses remain the same.
            Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



Fund                       1 Year   3 Years           5 Years          10 Years
Short and Intermediate
Bond Fund                  $135      $421             $729             $1601
Intermediate Mortgage
Fund(a)                     122       381              660              1455
Bond Fund                   123       384              665              1466
Global Bond Fund            159       493              850              1856

[FN]
(a) Your costs for the Fund, including all waivers currently in effect, would be $72, $224, $390 and $871 for 1 year, 3 years, 5 years and 10 years, respectively.

The Managers Funds
-----------------------------------------------------------------------

            THE MANAGEMENT TEAM

[GRAPHIC]
            The Managers Funds (referred to in this Prospectus as "We" and
            "Us")
            is a no-load mutual fund family currently comprised of ten different
            Funds, each having distinct investment management objectives, strategies, risks and policies. Many of our Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

            The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees and in some cases the shareholders of the Funds, one or more asset managers to manage each Fund's investment portfolio. The Managers Funds LLC also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and when appropriate, researches any potential new asset managers for our Fund family.

[GRAPHIC]
            THE YEAR 2000 ISSUE

            The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Funds and their shareholders. In addition to verifying that all internal systems are able to handle dates past 1999 (otherwise known as "Year 2000 compliant"), we are taking steps to address the problem by working with all of our sub-advisers and outside vendors.

            We have obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant. However, we cannot be completely certain that all sub-advisers and vendors will be fully Year 2000 compliant. We are unable to predict the impact of this problem on the portfolio companies in which the Funds invest. We will continue to monitor developments relating to this issue.

Managers Short and Intermediate Bond Fund  Ticker Symbol: MGSIX
--------------------------------------------------------------------


            Objective

            The Fund's objective is to achieve high current income through a diversified portfolio of fixed-income securities with an average portfolio maturity between one to five years.

            Principal Investment Strategies
[graphic]

         Under normal market conditions, the Short and Intermediate Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in investment grade corporate bonds and mortgage-related securities. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation or Moody's Investors Services, Inc. From time to time, the Fund may invest in unrated bonds which are considered by the asset manager to be of comparable quality. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related security. Up to 10% of the total assets of the Fund may be invested in non-U.S. dollar denominated instruments, including eurodollar-denominated instruments.

            In managing the Short and Intermediate Bond Fund, the asset manager primarily selects investments to enhance the portfolio's overall yield and total return and lower volatility. The asset manager uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities. By doing this, the manager attempts to capitalize on inefficiencies in the corporate and U.S. Government securities markets. As a result, the Fund may, at times, emphasize one type of debt security rather than another.

            To the extent consistent with the Fund's investment objective, the asset manager manages this Fund to maintain an average duration similar to that of an appropriate benchmark, currently the Merrill
         Lynch 1-5 Year Government/Corporate Index. A security is sold if and when the asset manager believes the security is overvalued based on its credit, sector and duration, or in order to rebalance the portfolio relative to sector diversification targets.

[TEXT BOX:Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

                                               		Ticker Symbol: MGSIX
---------------------------------------------------------------------


            Principal Risk Factors
[graphic]

            The Short and Intermediate Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. For all bonds there is a risk that an issuer will default.

            The prices of mortgage-related instruments, in addition to being sensitive to changes in interest rates, also are sensitive to the changes in the redemption patterns on the underlying assets. If the principal on the underlying mortgage notes is repaid faster or slower than the holder of a mortgage-related instrument anticipates, the price of the mortgage-related instrument may fall, especially if the holder must reinvest the repaid principal at lower rates, or must continue to hold the instrument when interest rates rise. These risks to the Fund are increased to the extent that it invests in interest-only or principal-only components of mortgage-related instruments.

            Securities of foreign companies present additional risks for U.S. investors. Securities of international companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable.
         Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

            The success of the Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the instruments in which the Fund invests. To the extent that the Fund invests in those kinds of instruments, it will be exposed to the risks associated with those kinds of investments.
[TEXT BOX:   More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds. com.]

                                              			Ticker Symbol: MGSIX
----------------------------------------------------------------------

         Shares of the Short and Intermediate Bond Fund will rise and fall in value, and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking the opportunity for fixed-income returns in your investment portfolio
            o Are willing to accept a conservative risk investment
            o Have an investment time horizon of 3 years or more

            This Fund may not be suitable if you:
            o Are seeking absolute stability of principal
            o Are seeking an aggressive investment


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.50%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.83%
Total Expenses before Expense Reductions................. 1.33%
Expense Reductions (a).................................. (0.01)%
Total Annual Fund Operating Expenses.................... 1.32%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

Ticker Symbol:  MGSIX
-----------------------------------------------------------------------
[TEXT BOX:  What am I investing in?
         You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]


            PORTFOLIO MANAGEMENT OF THE FUND
[graphic]

            Standish, Ayer and Wood, Inc. manages the entire Fund and has managed the Fund since August 1991. Standish, located at One Financial Center, Boston, Massachusetts 02111, was formed in 1933. As of December 31, 1998, Standish had assets under management of $46.2 billion.

            Howard B. Rubin is the portfolio manager of the Fund. He is a Director of Standish and has been with that firm in various capacities since 1984.

            The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.50% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Standish.

Managers Intermediate Mortgage Fund                 	Ticker Symbol: MGIGX
-------------------------------------------------------------------------

            Objective

            The Fund's objective is to achieve high current income through a diversified portfolio of mortgage-related securities.

            Principal Investment Strategies

[graphic]
            Under normal market conditions, the Intermediate Mortgage Fund invests at least 65% of its total assets in investment grade mortgage-related instruments. Mortgage-related instruments are instruments that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related instrument. Mortgage-related instruments may be issued by entities sponsored by banks or other institutions, or by agencies of the U.S.
            government. From time to time, the mortgage-related instruments or the underlying mortgages may be guaranteed as to principal or interest by a U.S. government agency or the U.S. Treasury. Investment grade instruments are rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation or Moody's Investors Services, Inc. From time to time, the Fund may invest in unrated bonds which are considered by the asset manager to be of comparable quality.

            In managing the Intermediate Mortgage Fund, the asset manager primarily selects investments to enhance the portfolio's overall yield and total return and lower volatility. The asset manager uses internally developed investment techniques to evaluate numerous financial criteria relating to mortgage securities. By doing this, the manager attempts to capitalize on inefficiencies in the mortgage-related instruments markets. Generally, the asset manager manages the Fund with an average duration similar to that of an appropriate benchmark, currently the Salomon Brothers Mortgage Index. This gives the manager the flexibility to invest in instruments with any remaining maturity as market conditions change.
            A security is sold if and when the asset manager believes the security is overvalued based on its credit, structure and duration.

[TEXT BOX:Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

                                                  		Ticker Symbol: MGIGX
-------------------------------------------------------------------------

            Principal Risk FACTORS
[graphic]

            The Intermediate Mortgage Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, prices of mortgage-related instruments fall, which may cause the price of shares of the Fund to fall as well. Prices of mortgage-related instruments fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older instruments, holders of the older instruments must discount their prices. Mortgage-related instruments with longer durations and maturities tend to be more sensitive to changes in interest rates than instruments with shorter durations or maturities. For all mortgage-related instruments there is a risk that an issuer will default.

            The prices of mortgage-related instruments, in addition to being sensitive to changes in interest rates, also are sensitive to the changes in the redemption patterns on the underlying assets. If the principal on the underlying mortgage notes is repaid faster or slower than the holder of a mortgage-related security anticipates, the price of the mortgage-related instrument may fall, especially if the holder must reinvest the repaid principal at lower rates, or must continue to hold the instruments when interest rates rise. These risks to the Fund are increased to the extent that it invests in interest-only or principal-only components of mortgage-related instruments.

            The success of the Intermediate Mortgage Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the instruments in which the fund invests. To the extent that the Fund invests in those kinds of instruments, it will be exposed to the risks associated with those kinds of investments.

          Shares of the Intermediate Mortgage Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Intermediate Mortgage Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

                                               			Ticker Symbol: MGIGX
----------------------------------------------------------------------

[TEXT BOX:  What am I investing in?

         You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
          o Are seeking an opportunity for mortgage returns in your investment portfolio
            o Are willing to accept a moderate risk investment
            o Have an investment time horizon of 2 years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a short time horizon in mind
            o Are uncomfortable with risk

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.45%(a)
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.75%(b)
Total Expenses before Expense Reductions................. 1.20%
Expense Reductions (c)...................................(0.00)%
Total Annual Fund Operating Expenses..................... 1.20%(d)

            (a) The Management Fee currently being charged is 0.20%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
            (b) The Fund's Other Expenses are 0.50%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
            (c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
            (d) The Total Annual Fund Operating Expenses are currently 0.70%, which reflects all waivers in effect.

Ticker Symbol:  MGIGX
------------------------------------------------------------------------



PORTFOLIO MANAGEMENT OF THE FUND
[graphic]
            Standish, Ayer and Wood, Inc. manages the entire Fund and has managed the Fund since March 1999. Standish, located at One Financial Center, Boston, Massachusetts 02111, was formed in 1933. As of December 31, 1998, Standish had assets under management of $46.2 billion.

            Howard B. Rubin is the portfolio manager of the Fund. He is a Director of Standish and has been with that firm in various capacities since 1984.

            The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.45% of the average daily net assets of the Fund. The Managers Funds LLC currently waives 0.25% of this fee, which makes the effective management fee 0.20%. The Managers Funds LLC, in turn, pays a portion of this fee to Standish.

Managers Bond Fund                              Ticker Symbol:  MGFIX
----------------------------------------------------------------------

Objective

            The Fund's objective is to achieve a high level of current income from a diversified portfolio of fixed-income securities.

            Principal Investment Strategies
[graphic]

            Under normal market conditions, the Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in investment grade corporate bonds and mortgage-related and other asset-backed securities. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation or Moody's Investors Services, Inc. From time to time, the Fund may invest in unrated bonds which are considered by the asset manager to be of comparable quality. Debt securities held by the Fund may have any remaining maturity. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related security. Up to 10% of total assets of the Fund may be invested in non-U.S. dollar denominated instruments, including eurodollar-denominated instruments.

            In managing the Bond Fund, the asset manager primarily selects investments to enhance the portfolio's overall yield and total return and lower volatility. The asset manager uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities. By doing this, the manager attempts to capitalize on inefficiencies in the debt securities markets. As a result, the Fund may, at times, emphasize one type of debt security rather than another. The asset manager does not manage the Bond Fund to maintain any given average annual duration. This gives the manager the flexibility to invest in securities with any remaining maturity as market conditions change. A security is sold if and when the asset manager believes the security is overvalued based on its credit, sector and duration.

[TEXT BOX:Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

                                                 		Ticker Symbol:  MGFIX
-------------------------------------------------------------------------

            Principal Risk Factors
[GRAPHIC]

            The Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. To the extent that the Fund invests in longer duration bonds than other funds, the Fund will be more sensitive to such interest rate changes than that of other funds. For all bonds there is a risk that an issuer will default.

            The prices of mortgage-related instruments, in addition to being sensitive to changes in interest rates, also are sensitive to the changes in the redemption patterns on the underlying assets. If the principal on the underlying mortgage notes is repaid faster or slower than the holder of a mortgage-related instrument anticipates, the price of the mortgage-related instrument may fall, especially if the holder must reinvest the repaid principal at lower rates, or must continue to hold the instrument when interest rates rise. These risks to the Fund are increased to the extent that it invests in interest-only or principal-only components of mortgage-related instruments.

            Securities of foreign companies present additional risks for U.S. investors. Securities of international companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable.
          Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

            The success of the Bond Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the instruments in which the Fund invests. To the extent that the Fund invests in those kinds of instruments, it will be exposed to the risks associated with those kinds of investments.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

                                                  			Ticker Symbol:  MGFIX
--------------------------------------------------------------------------

          Shares of the Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for fixed-income returns in your investment portfolio
            o Are willing to accept a moderate risk investment
            o Have an investment time horizon of 4 years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are seeking a conservative risk investment

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.625%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.585%
Total Expenses before Expense Reductions................. 1.21%
Expense Reductions (a)...................................(0.00)%(b)
Total Annual Fund Operating Expenses..................... 1.21%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(b) Less than 0.01%.

[TEXT BOX:  What am I investing in?
          You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

Ticker Symbol:  MGFIX
----------------------------------------------------------------------

            PORTFOLIO MANAGEMENT OF THE FUND

[Graphic]
            Loomis, Sayles & Company, L.P. manages the entire Fund and has managed the Fund since May 1984. Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, was formed in 1926. As of December 31, 1998, Loomis, Sayles had assets under management of $70.7 billion. Daniel J. Fuss is the portfolio manager for the
          Fund. He is a Managing Director of Loomis, Sayles, a position he has held with that firm since 1976.

            The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.625% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Loomis, Sayles.

Managers Global Bond Fund	                          Ticker Symbol: MGGBX
------------------------------------------------------------------------


            Objective

            The Fund's objective is to achieve income and capital appreciation through a portfolio of high quality foreign and domestic fixed-securities.

            Principal Investment Strategies

[graphic]
            Under normal market conditions, the Global Bond Fund invests at least 65% of its total assets in securities issued or guaranteed by U.S. and foreign governments, their agencies and instrumentalities, supranational organizations such as the World Bank and the United Nations, and in investment grade U.S. and foreign corporate bonds. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation or Moody's Investors Services, Inc. From time to time, the Fund may invest in unrated bonds which are considered by the asset manager to be of comparable quality. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency, including eurodollar-denominated instruments.

            In managing the Global Bond Fund, the asset manager primarily selects investments to enhance the portfolio's overall yield and total return and lower volatility. The asset manager uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria and global debt securities. By doing this, the manager attempts to capitalize on inefficiencies in the global debt securities and currencies markets. The asset manager does not manage the Fund to maintain any given average annual duration. This gives the manager the flexibility to invest in securities with any remaining maturity as market conditions change. A security is sold if and when the asset manager believes that the security is overvalued based on its credit, country and duration.

            Principal Risk FACTORS

[Graphic]
            The Global Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices

[TEXT BOX:Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate interest rate sensitivity.]

                                                   		Ticker Symbol: MGGBX
-------------------------------------------------------------------------




            fall, which may cause the price of shares of the Fund to fall as well. Global bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. For all bonds there is a risk that an issuer will default.

            Instruments issued by foreign entities present additional risks for U.S. investors. They tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Foreign holdings may be adversely affected by U.S. or foreign government actions. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

            These risks usually are higher in developing countries and emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East.

            The success of the Global Bond Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the instruments in which the Fund invests. To the extent that the Fund invests in those kinds of instruments, it will be exposed to the risks associated with those kinds of investments.

          The Fund is "non-diversified" but intends to qualify as a "regulated investment company" for income tax purposes. "Non-diversified" means that generally more than 5% (but no more than 25%) of the Fund's total assets may be invested in the securities of any one issuer
            (including a foreign government) and the aggregate amount of such holdings may not exceed 50% of the value of the Fund's total assets.
            Since the Fund typically holds securities of a smaller number of issuers, the Fund may be subject to a greater risk than a "diversified" fund (a fund that invests in a large number of securities). Changes in the financial condition or market assessment of particular issuers may cause greater fluctuation in the Fund's net asset value or may have an adverse affect on the Fund's total return.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

                                                			Ticker Symbol: MGGBX
------------------------------------------------------------------------



          Shares of the Global Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

          This Fund may be suitable if you:
          o Are seeking an opportunity for global fixed-income returns in your investment portfolio
          o Are willing to accept a moderate risk investment
          o Have an investment time horizon of 3 years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with currency and political risk


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.70%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.86%
Total Expenses before Expense Reductions................. 1.56%
Expense Reductions (a)...................................(0.03)%
Total Annual Fund Operating Expenses..................... 1.53%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

[TEXT BOX:  What am I investing in?
          You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

Ticker Symbol:  MGGBX
--------------------------------------------------------------------



            PORTFOLIO MANAGEMENT OF THE FUND
[graphic]

            Rogge Global Partners, plc manages the entire Fund and has managed the Fund since April 1994. Rogge Global, located at 5-6 St. Andrews Hill, London, England EC4V-5BY, was formed in 1984. As of December 31, 1998, Rogge Global had assets under management of $5.6 billion. Olaf Rogge is the portfolio manager for the Fund. Mr. Rogge is a Managing Director of Rogge Global, a position he has held with that firm since 1984.

            The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.70% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Rogge Global.

Other Securities and Investment Practices
----------------------------------------------------------------------------

            The Funds may also invest in certain other securities and engage in certain other practices, including the following.

          Restricted and Illiquid Securities Each Fund may purchase restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

            Repurchase Agreements Each Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.
            International Exposure Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

         Derivatives.  Each Fund may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

Other Securities and Investment Practices
--------------------------------------------------------------------------

            While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

          The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

            With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

            When-Issued Securities Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

            Zero (or Step) Coupons Each Fund may invest in zero (or step) coupons. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

          High-Yield Bonds Each Fund may invest a limited portion of its total assets in high-yield bonds. High-yield bonds are debt securities rated below BBB- by Standard & Poor's Corporation or Baa3 by Moody's
            Investors Services, Inc. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

            o the risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds

            o issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

            Securities Ratings When fixed-income securities are rated by one or more independent rating agencies, each Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated higher than BBB by Standard

Other Securities and Investment Practices
--------------------------------------------------------------------------

            & Poor's Corporation or higher than Baa3 by Moody's Investors Service, Inc., or unrated but considered of equivalent quality by the asset manager evaluating the security. High-yield bonds are below investment grade bonds in terms of quality.

            In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating. If a bond is unrated, a Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, a Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

            Short-Term Trading Short-term trading can increase a Fund's transaction costs and may increase your tax liability. The asset manager's investment strategies for the Global Bond Fund may at times include short-term trading. While the other Funds ordinarily do not trade securities for short-term profits, any of them may sell any security at any time it believes best, which may result in short-term trading.

            Defensive Investing During unusual market conditions, each Fund may place up to 100% of its total assets in cash or quality short-term debt securities. To the extent that a Fund does this, it is not pursuing its objective.

Other Risk Factors (See Equity Book)
                            32-37

FINANCIAL INFORMATION FOR THE FUNDS

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

Financial Highlights
-----------------------------------------------------------

     MANAGERS SHORT AND INTERMEDIATE BOND FUND
-----------------------------------------------------------

For the years ended      1998   1997   1996     1995   1994
December 31
Net Asset Value,         $19.51  $19.45  $19.67  $18.06  $21.23
Beginning of Year
Income From Investment
Operations
   Net Investment          1.02   1.08    1.03    1.28   1.45
Income
   Net Gains or Losses
on Securities (both        0.00   0.03  (0.24)    1.45  (3.17)
   realized and
unrealized)
       Total From          1.02   1.11    0.79    2.73  (1.72)
Investment Operations
Less Distributions
   Dividends (from net     (10.44) (1.05)  (1.01)  (1.09)  (1.37)
investment income)
   Distributions (from     -----     -----  ------  (0.03)  (0.08)
capital gains)
   Returns of Capital     -----       ----    ----    ----   ----
       Total              (1.04)      (1.05)  (1.01)  (1.12)  (1.45)
Distributions

Net Asset Value, End of   $19.49   $19.51  $19.45  $19.67  $18.06
Year

Total Return              5.36%   5.87%   4.15%  15.57%  (8.37)%


Ratios/Supplemental
Data

Net Assets, End of Year   $18,408   $15,082  $22,380  $25,241  $30,956
(000's omitted)

Ratio of Net Expenses
to Average Net Assets     1.32%(a)   1.40%   1.45%   1.50%  1.05%
Ratio of Net Income to
Average Net Assets        5.22%     5.54%   5.43%   6.52%  7.11%
Portfolio Turnover Rate    115%       91%     96%    131%    57%

[FN]
            (a) The Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent this expense reduction, the ratio of expenses to average net assets for the year ended December 31, 1998 would have been 1.33%.

Financial Highlights
---------------------------------------------------------------------

     MANAGERS INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------

For the years ended      1998   1997   1996     1995   1994
December 31
                                                        <C.
Net Asset Value,         $15.51  $15.17  $15.54  $14.20  $20.65
Beginning of Year
Income From Investment
Operations
   Net Investment          0.81    0.87    0.87    0.93   1.52
Income
   Net Gains or Losses
on Securities (both        0.11    0.33  (0.38)    1.45  (6.56)
   realized and
unrealized)
       Total From          0.92    1.20    0.49    2.38  (5.04)
Investment Operations
Less Distributions
   Dividends (from net     (0.82)  (0.86)  (0.86)  (1.04)  (1.41)
investment income)
   Distributions (from     ---      ---    ----    ----    ---
capital gains)
   Returns of Capital      ---     ----   -----    ----   ----
       Total               (0.82)  (0.86)  (0.86)  (1.04)  (1.41)
Distributions

Net Asset Value, End of    $15.61   $15.51  $15.17  $15.54  $14.20
Year

Total Return (a)           6.08%(a)  8.23%   3.33%  17.27%  (25.00)%


Ratios/Supplemental
Data

Net Assets, End of Year    $11,549   $21,600  $24,846  $40,022  $55,986
(000's omitted)

Ratio of Net Expenses
to Average Net Assets       1.05%      1.20%   1.19%   1.17%  0.85%
Ratio of Net Income to
Average Net Assets          5.06%      5.76%   5.78%   6.33%  8.37%
Portfolio Turnover Rate     652%        317%    232%    506%   240%

Ratio of Net Expenses
to Average Net Assets,      1.24%      N/A     N/A     N/A  0.92%
absent waiver (b)
Ratio of Net Income to
Average Net Assets,          4.86%     N/A     N/A     N/A  8.30%
absent waiver (b)

(a)  Total return would have been lower had certain expenses not been reduced during the year.
(b)    Ratio   information  assuming  no  fee   waivers   or
reimbursements   had  been  in  effect  during   the   year.

Financial Highlights
---------------------------------------------------------------

MANAGERS BOND FUND
-----------------------------------------------------------------

For the years ended      1998   1997   1996     1995   1994
December 31
Net Asset Value,         $23.72   $22.83  $23.13  $18.92  $22.18
Beginning of Year
Income From Investment
Operations
   Net Investment         1.46     1.39    1.35    1.44   1.59
Income
   Net Gains or Losses
on Securities (both       (0.69)    0.90  (0.29)    4.23  (3.16)
   realized and
unrealized)
       Total From          0.77      2.29    1.06    5.67  (1.57)
Investment Operations
Less Distributions
   Dividends (from net     (1.45)     (1.40)  (1.36)  (1.46)  (1.55)
investment income)

   Distributions (from     (0.85)     -----  ------  ------  (0.14)
capital gains)
   Returns of Capital       ----      ----    ----    ----   ----
       Total               (2.30)     (1.40)  (1.36)  (1.46)  (1.69)
Distributions

Net Asset Value, End of    $22.19     $23.72  $22.83  $23.13  $18.92
Year

Total Return               3.34%     10.42%   4.97%  30.91%  (7.25)%


Ratios/Supplemental
Data

Net Assets, End of Year     $42,730  $41,298  $31,819  $26,376  $30,760
(000's omitted)

Ratio of Net Expenses        1.21%(a)   1.27%   1.36%   1.34%  1.20%
to Average Net Assets
Ratio of Net Income to
Average Net Assets           6.18%   6.14%   6.13%   6.84%  7.28%
Portfolio Turnover Rate        55%   35%     72%     46%    84%

[FN]
            (a) The Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent this expense reduction, the ratio of expenses to average net assets for the year ended December 31, 1998 would have been 1.21%.


Financial Highlights
-----------------------------------------------------------------------



     MANAGERS GLOBAL BOND FUND
----------------------------------------------------------------

                                                        Since
                                                      commencement on
For the years ended      1998   1997(f)  1996     1995  March 25,
December 31                                              1994
Net Asset Value,         $20.93   $21.40  $21.74  $19.10     $20.00
Beginning of Year
Income From Investment
Operations
   Net Investment          0.92(f)  0.97    1.21    0.95       0.48
Income
   Net Gains or Losses
on Securities (both        3.08     (0.93)  (0.27)    2.66     (0.77)
   realized and
unrealized)
       Total From          4.00      0.04    0.94    3.61     (0.29)
Investment Operations
Less Distributions
   Dividends (from net     (1.16)     (0.17) (0.87)  (0.93)     (0.50)
investment income)

   Distributions (from     (1.39)     (0.34)(0.41)  (0.04)     (0.11)
capital gains)

   Returns of Capital      -----      ----    ----    ----       ----
       Total               (2.55)     (0.51)  (1.28) (0.97)    (0.61)
Distributions

Net Asset Value, End of    $22.38    $20.93  $21.40  $21.74     $19.10
Year

Total Return (a) (d)       19.27%     0.16%   4.39%  19.08%    (1.52)%

Ratios/Supplemental
Data

Net Assets, End of Year    $22,067   $17,465  $16,852  $18,823     $9,520
(000's omitted)

Ratio of Net Expenses
to Average Net Assets        1.53%   1.63%   1.57%   1.55%   1.73%(b)
Ratio of Net Income to
Average Net Assets           4.14%   4.75%   4.98%   5.07%  4.19% (b)
Portfolio Turnover Rate      232%    197%    202%    214%   266% (c)

Ratio of Total Expenses
to Average Net Assets         1.56%    N/A   1.60%   1.69%   2.03%(b)
(e)
Ratio of Total Income to        4.11%
Average Net Assets (e)            N/A   4.95%   4.93%   3.89%(b)

(a) For periods less than one year, returns are not annualized.
(b)  Annualized.
(c ) Not Annualized.
(d) Total return would have been lower had certain expenses not been reduced during the periods shown.
(e) Ratio information assuming no fee waivers or reimbursements had been in effect during the periods shown.
(f) Calculated using the average shares outstanding during the year.

Your Account
--------------------------------------------------------------------------

[TEXT BOX:  A Traditional IRA is an individual retirement account. Assets are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

            An Education IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

            A SEP IRA is an IRA that allows employers to make contributions to an employee's account.

            A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.

            A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met.

          You should consult your tax professional for more information on IRA accounts.]

            As an investor, you pay no sales charges to invest in our Funds. Furthermore, you pay no charges to transfer within the Fund family or even to redeem out of our Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

            Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. Therefore, a Fund's NAV may change on days when investors may not be able to purchase or redeem Fund shares.

            Each Fund's investments are valued based on market values. If a particular event would materially affect a Fund's NAV or if market quotations are not readily available, then the Pricing Committee of the Board of Trustees may value the Fund's investments based on an evaluation of fair value.

            MINIMUM INVESTMENTS IN OUR FUNDS

            All investments in our Funds must be in U.S. Dollars. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted.

                                   Initial Investment       Additional Investment
                                   ------------------       ---------------------
Regular Accounts *                      $2,000                   $100
Education IRA                              500                    N/A
Traditional IRA                            500                    100
SEP IRA                                    500                    100
SIMPLE IRA                                 500                    100
ROTH IRA                                   500                    100
------------------------

[FN]
*For Regular Accounts, arrangements can be made to open accounts with less than the required initial investment. Call (800) 835-3879 for more details.

                                 43

Your Account
-------------------------------------------------------------------------
See How to Purchase Shares (Equity Prospectus)

Your Account
-------------------------------------------------------------------------
See How to Sell Shares (Equity Prospectus)

Investor Services
-----------------------------------------------------------------------



            Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Fund or another Fund of The Managers Funds. You can elect to receive cash.

          Automatic Investments allows you to make automatic deductions from a designated bank account.

[graphic]
            Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th business day of each month. If the 25th business day of any month is a Sunday or a holiday, the withdrawal will be completed on the next business day.

          Exchange Privilege allows you to exchange your shares of one Fund for shares of another of our Funds. There is no cost associated with this service. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

          Dollar Cost Averaging allows you to make automatic monthly exchanges from the Fund to another of The Managers Funds. Exchanges are completed on the 15th business day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th business day of any month is a Sunday or a holiday, the exchange will be completed on the next business day.

          Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Investor Services
------------------------------------------------------------------------

            GENERAL FUND POLICIES

            We reserve the right to:

          o Redeem an account if the value of the account falls below $500 due to redemptions

            o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC

            o Change our minimum investment amounts

            o Delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions, excessive trading or during unusual market conditions)

            o Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to a Fund and its shareholders

            o Refuse any purchase or exchange request if we determine that such request could adversely affect a Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion)

            o After prior warning and notification, close an account due to excessive trading

Account Policies, Dividends and Taxes
------------------------------------------------------------------------

            ACCOUNT STATEMENTS

            You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

            DIVIDENDS AND DISTRIBUTIONS

            Income dividends, if any, are normally declared and paid quarterly for each of the Income Funds, with the exception of the Global Bond Fund. The Global Bond Fund normally declares and distributes any income dividends annually in December. Any net capital gain distributions for the Income Funds are declared and paid annually in December.

            We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

            TAX INFORMATION

[graphic]
            Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Funds.

            All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distributions in cash or reinvest them for additional shares. Other distributions generally are treated as capital gains.

            Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for cer

Account Policies, Dividends and Taxes
---------------------------------------------------------------------

          tain tax-deferred accounts, such as IRA accounts. An exchange of one Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.
            Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

            o fail to provide a social security number or taxpayer identification number

            o fail to certify that their social security number or taxpayer identification number is correct

            o fail to certify that they are exempt from withholding

For More Information (See Equity Funds Prospectus)

THE MANAGERS FUNDS
-----------------------------
MANAGERS MONEY MARKET FUND
PROSPECTUS
DATED APRIL 1,1999
----------------------------
WHERE LEADING MONEY MANAGERS CONVERGE






The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
-----------------------------------------------------------

            KEY INFORMATION ABOUT THE MONEY MARKET FUND
Risk/Return    Goals and Principal Strategies of the Fund  1
  Summary      Risk Summary                                1
               Performance Summary                         3
               Fees and Expenses of the Fund               4

            THE MANAGERS FUNDS
               The Management Team                         6
               Master/Feeder Structure                     6
               The Year 2000 Issue                         7
____________________________________________________________________
Summary of   MONEY MARKET FUND
    the        Objective                                   8
   Fund        Principal Investment Strategies             8
               Principal Risk Factors                      8
               Should I Invest In This Fund?               9
               Fees and Expenses                           9
               Portfolio Management of the Fund            10
___________________________________________________________________
Additional   OTHER RISK FACTORS
  Risks of     A Few Words About Risk                      10
Investing
____________________________________________________________________
Information  FINANCIAL HIGHLIGHTS
About your     Financial Information for the Fund          15
Investment
            YOUR ACCOUNT
               Minimum Investments in the Fund             17
               How to Purchase Shares                      18
               How to Sell Shares                          19

            INVESTOR SERVICES
               General Fund Policies                       21

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                          22
               Dividends and Distributions                 22
               Tax Information                             22
____________________________________________________________________
            FOR MORE INFORMATION                  Back Cover

Key Information about the Money Market Fund
--------------------------------------------------------------------

This Prospectus contains important information for anyone interested in investing in Managers Money Market Fund.
Please read this document carefully before you invest and keep it for future reference.

You should base your purchase of this Fund on your own goals, risk preferences and investment time horizons.

GOALS AND PRINCIPAL STRATEGIES OF THE FUND

Managers Money Market Fund seeks to maximize current income and maintain a high level of liquidity. In seeking to achieve this goal, the Fund invests in a broad spectrum of money market securities, such as U.S. Government securities, commercial paper and corporate debt, by investing all of its assets in a master portfolio (another fund with the same goal). For more information on this structure, see Master/Feeder Structure.

RISK SUMMARY
[graphic]

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in this Fund.

Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

The issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation.
Also, an unexpected rise in interest rates could lead to a loss in share price if the Fund is near the maximum allowable average weighted maturity at the time. The Fund's investment process and management policies, however, are designed to minimize the likelihood and impact of these risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please keep in mind that shares of the
Fund:

* Are not deposits or obligations of any bank

* Are not guaranteed or endorsed by any bank

                                                					Risk/Return Summary
------------------------------------------------------------------------

* Are not federally insured by the Federal Deposit Insurance
  Corporation, the Federal Reserve Board or any other federal agency

The following are the Principal Risk Factors associated with the Money Market Fund. For more information regarding these and other risk factors, see OTHER RISK FACTORS.

Credit Risk
[graphic]

The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by nationally recognized statistical rating agencies such as Moody's Investor Services, Inc. and Standard &
Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Inflation Risk

This is the risk that the price of an asset, or the income generated by the asset, will not keep up with the cost of living.
Almost all financial assets have some inflation risk.

Interest Rate Risk

Changes in interest rates can impact stock and bond prices in several ways.
As interest rates rise, the fixed coupon payments of debt securities become less competitive with the market and thus the price of the securities will fall Similarly, the expected earnings and dividend payments for equity securities become relatively less competitive as interest rates rise. Conversely, prices will rise as available interest rates fall. The longer into the future that these cash flows are expected, the greater will be the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or

"duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk.

[TEXT BOX: Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate interest rate sensitivity.]

Risk/Return Summary
--------------------------------------------------------------------------

While this is typically measured for debt securities, it also applies to equity securities. A company which has high current earnings, is paying dividends and is valued based on a slower expectation of growth has a shorter duration than a rapidly growing company in which the bulk of its earnings are expected farther off into the future.

PERFORMANCE SUMMARY

The following bar chart illustrates the Fund's year-by-year total return and how performance of the Fund has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.
The following table compares the Fund's performance to that of a 3 month Treasury Bill. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the security. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.

                      Annual Returns - Last Ten Years

           1989    1990     1991    1992    1993     1994    1995   1996  1997   1998
Fund      8.7%     7.7%     5.3%     3.1%    2.5%     3.6%    5.0%   5.5%  5.4%  5.2%

*For the Money Market Fund over this period, the highest quarterly return was 2.23% and the lowest quarterly return was 0.55%.

Risk/Return Summary
-----------------------------------------------------------------------

Average Annual Total Return (as a percentage) as of 12/31/98



Fund                 1 Year         5 Years           10 Years
Money Market Fund*   5.14%           4.92%              5.18%
3 Mo. Treasury Bill  5.01%           5.12%              5.64%

[FN]
*For information on the yields of the Fund, please call (800) 835-3879.

[TEXT BOX]
Total Return is used by all mutual funds to calculate the hypothetical change in value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that the Fund, which has a master/ feeder structure as described on page 5, has no sales charge (load).

Shareholder Fees (fees paid directly from your investment)

Minimum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None
Maximum Deferred Sales Charge (Load)                     None
Minimum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions             None
Redemption Fee                                           None
Exchange fee                                             None
Maximum Account Fee                                      None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                 0.12%
Distribution (12b-1) Fees      0.00%
Other Expenses                 0.59% (a)
Total Annual Fund Operating
Expenses                       0.70% (b)

(a) Other Expenses, restates to reflect a partial fee waiver in effect, would have been 0.43%
(b) Total Annual Fund operating Expenses, restated to reflect a partial fee waiver in effect, would have been 0.50

[TEXT BOX]
The Management Fee is the fee paid to The Managers Funds, L.P. and in turn, a portion of which is paid to the external asset managers who manage the Fund's portfolios.

Distribution (12b-1) Fees are those expenses charged by some mutual funds for the cost of marketing and advertising. These Funds do not have any 12b-1 fees.

                                                   Risk/Return Summary
-------------------------------------------------------------------------
                 Example

                 The   following  Example  will   help   you
                 compare  the costs of investing in  various
                 funds.   It assumes that you invest $10,000
                 as  an  initial investment in the Fund  for
                 the  time periods indicated and then redeem
                 all  of  your  shares at the end  of  those
                 periods.    It  also  assumes   that   your
                 investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund            1 Year         5 Years        10 Years
Money Market Fund  $160        $280         $628

The Managers Funds
---------------------------------------------------------------------------

THE MANAGEMENT TEAM

[graphic]
The Managers Funds (referred to in this Prospectus as "We" and "Us") is a no-load mutual fund family currently comprised of ten different Funds, each having distinct investment management objectives, strategies, risks and policies. Many of our Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as the administrator and distributor of the shares of the Fund. The Fund invests all of its assets in The Prime Money Market Portfolio. The investment manager of the Portfolio is J.P. Morgan Investment Management, Inc. ("JPMIM"), formerly Morgan Guaranty
Trust Company of New York. JPMIM, subject to the supervision of the Trustees of the Portfolio, makes the Portfolio's day-to-day investment decisions, arranges for the execution of the Portfolio transactions, and generally manages the Portfolio's investments. The Fund has invested in this Portfolio through a master/feeder arrangement since
December 1, 1995.

MASTER/FEEDER STRUCTURE

As noted earlier, the Fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the Fund" to mean the feeder fund and its master portfolio taken together.)

The master portfolio accepts investments from other feeder funds, and the feeder funds bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than any other feeder. Generally when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote per Fund share.

The Managers Funds
--------------------------------------------------------------

The Fund and its master portfolio, The Prime Money Market Portfolio, expect to maintain consistent goals. If they do not, the Fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund would then consider whether the Fund should hire its own asset manager, invest in a different master portfolio, or take other appropriate action.

THE YEAR 2000 ISSUE
[graphic]

The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Fund and its shareholders. In addition to verifying that all internal systems are able to handle dates past 1999 (otherwise known as "Year 2000 compliant"), we are taking steps to address the problem by working with all of our sub-advisers and outside vendors. We have obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant. However, we cannot be completely certain that all sub-advisers and vendors will be fully Year 2000 compliant. We are unable to predict the impact of this problem on the portfolio companies in which the Fund invests. We will continue to monitor developments relating to this issue.

Managers Money Market Fund                     Ticker Symbol:  MGMXX
---------------------------------------------------------------------

OBJECTIVE

The Fund's objective is to maximize current income and maintain a high level of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
[graphic]

The Fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be purchased on a when-issued or delayed delivery basis.

This Fund, like other money market funds, is subject to a range of federal regulations which are designed to promote stability. For example, it must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps the Fund in its pursuit of a stable $1.00 share price.

Additionally, money market funds take steps to protect investors against credit risk. This Fund maintains stricter standards than federal law when it comes to securities selection.

PRINCIPAL RISK FACTORS
[graphic]

The Fund's yield will vary in response to changes in interest rates. How well the Fund's yield compares to the yields of similar money market funds will depend on the success of the investment process, as described above.

As with all money market funds, the Fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1.00. For example, the issuer or guarantor of a portfolio security or

Managers Money Market Fund                      Ticker Symbol:  MGMXX
-----------------------------------------------------------------------

the counterparty to a contract could default on its obligation.
An unexpected rise in interest rates could also lead to a loss in share price if the Fund is near the maximum allowable average weighted maturity at the time. However, the Fund's investment process and management policies are designed to minimize the likelihood and impact of these risks.

SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:

Are seeking an opportunity to preserve capital in your investment portfolio
Are uncomfortable with risk
Are investing with a shorter time horizon in mind

This Fund may not be suitable if you:

Are investing for high current income
Are seeking a moderate or high risk investment
Are investing with a longer time horizon in mind

FEES AND EXPENSES

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management Fee......................................... 0.12%
Distribution (12b-1) Fees.............................. 0.00%
Other Expenses......................................... 0.59%(a)
Total Annual Fund Operating Expenses................... 0.70%(b)

*This table shows the expenses for both the Fund and its share of its master portfolio, The Prime Money Market Portfolio, for the past fiscal year.
(a)The Fund's Other Expenses are 0.43%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC, the Administrator to the Fund. This waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the Administrator.
(b)The Total Annual Fund Operating Expenses are currently 0.55%, which reflects all waivers in effect.

Managers Money Market Fund                     Ticker Symbol:  MGMXX
--------------------------------------------------------------------

J.P. Morgan Investment Management Inc. ("JPMIM") is the investment manager to The Prime Money Market Portfolio, the portfolio in which the Fund invests all of its assets. JPMIM has managed the Portfolio since October 1, 1998. Prior to that date, Morgan Guaranty Trust Company of New York was the investment advisor. JPMIM, located at 522 Fifth Avenue, New York, New York 10036, was founded in 1913. As of
December 31, 1998, JPMIM had assets under management of $316 billion. Robert R. Johnson, Vice President, Daniel B. Mulvey, Vice President, and John Donohue, Vice President, lead the portfolio management team. Mr. Johnson, Mr.
Mulvey and Mr. Donohue has each held various positions with JPMIM since 1988, 1991 and 1997, respectively. Prior to joining JPMIM, Mr. Donohue was an Institutional Money
Market Portfolio Manager at Goldman, Sachs & Co.

The Fund pays an annual management fee to JPMIM, indirectly through its investment in the master fund. The master fund pays a management fee of 0.20% of the first $1 billion of the average daily net assets of the master fund and 0.10% of the average daily net assets in excess of $1 billion.

A Few words about Risk (See Equity Prospectus)

FINANCIAL INFORMATION FOR THE FUND

The following Financial Highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

     MANAGERS MONEY MARKET  FUND
-----------------------------------------------------------

                                               Eleven    Year
                                               Months    ended
                                                ended   Decemb
                                               Novembe  er 31,
For the years ended      1998   1997   1996     r 30,    1994
November 30                                     1995
Net Asset Value,         $1.000  $1.000  $1.000   $1.000   $1.000
Beginning of Year
Income From Investment
Operations
   Net Investment        0.052   0.052   0.054    0.044    0.035
Income
   Net Gains or Losses
on Securities (both        ----    ---    ----     ----     ----
   realized and
unrealized)
       Total From        0.052    0.052   0.054    0.044    0.035
Investment Operations
Less Distributions
   Dividends (from net
investment income)       (0.052)  (0.052)  (0.054)  (0.044)   (0.035)

   Distributions (from   ------  -----  ------     ----     ----
capital gains)
   Returns of Capital    -----        ----    ----     ----     ----
       Total             (0.052) (0.052)  (0.054)  (0.044)   (0.035)
Distributions

Net Asset Value, End of   $1.000  $1.000  $1.000   $1.000   $1.000
Year

Total Return (b)           5.30%   5.35%   5.53%  4.51%(a)    3.61%


Ratios/Supplemental
Data

Net Assets, End of Year   $45,282   $36,544  $36,091  $11,072   $17,269
(000's omitted)

Ratio of Net Expenses
to Average Net Assets      0.50%     0.40%   0.12%  1.13%(a)    0.73%

Ratio of Net Income to
Average Net Assets         5.17%     5.22%   5.35%    4.85%(a)    3.84%

Expense
Waiver/Reimbursement(c)
Ratio of Total Expenses
to Average Net Assets      0.70%     0.74%   0.75%    1.18%(a)    1.03%

Ratio of Net Income to
Average Net Assets         4.97%     4.88%   4.71%    4.80%(a)    3.54%

(a)  Annualized.
(b) Total Returns would have been lower had certain expenses not been reduced during the periods shown.
(c ) Ratio information assuming no fee waivers or reimbursements of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable.

Your Account (see Equity Prospectus)
                                    17-19
Investor Services
----------------------------------------------------------------------
See Equity Prospectus


For more information (see Equity prospectus)

                      THE MANAGERS FUNDS



                  MANAGERS INCOME EQUITY FUND
              MANAGERS CAPITAL APPRECIATION FUND
                 MANAGERS SPECIAL EQUITY FUND
              MANAGERS INTERNATIONAL EQUITY FUND
             MANAGERS EMERGING MARKETS EQUITY FUND
           MANAGERS SHORT AND INTERMEDIATE BOND FUND
              MANAGERS INTERMEDIATE MORTGAGE FUND
                      MANAGERS BOND FUND
                   MANAGERS GLOBAL BOND FUND






              STATEMENT OF ADDITIONAL INFORMATION

                         APRIL 1, 1999
















You  can obtain a free copy of the Prospectus for any of these
Funds  by  calling The Managers Funds at (800) 835-3879.   The
Prospectus provides the basic information about investing in the Funds.

This  Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund's Prospectus.

The Financial Statements of the Funds, including the report of independent accountant, for the fiscal year ended December 31, 1998 are included in each Fund's Annual Report and are available without charge by calling the Fund at (800) 835-3879. They are incorporated by reference to this document.

TABLE OF CONTENTS

PAGE
1             GENERAL INFORMATION

1             INVESTMENT OBJECTIVES AND POLICIES
2                 Investment Techniques and Associated Risks
11                Quality and Diversification Requirements for the Funds
12                Fundamental Investment Restrictions
15                Non-Fundamental Investment Restrictions
15                Temporary Defensive Position
15                Portfolio Turnover

16             BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS
17                Trustees' Compensation

18             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
18                Control Persons
19                Management Ownership

19             MANAGEMENT OF THE FUNDS
19                Investment Advisor
20                Sub-Advisors
24                Voluntary Fee Waivers and Expense Limitations
25                Compensation of Manager and Sub-Advisers
26                Fund Management Agreement
27                Administrative Services; Distribution Arrangements
28                Custodian
28                Transfer Agent
28                Independent Public Accountants

28             BROKERAGE ALLOCATION AND OTHER PRACTICES

30             PURCHASE, REDEMPTION AND PRICING OF SHARES
30                Purchasing Shares
31                Redeeming Shares
32                Exchange of Shares
32                Net Asset Value
33                Dividends and Distributions

33             TAXATION OF THE FUNDS

36             PERFORMANCE DATA
36                Yield
37                Total Return
37                Performance Comparisons
38                Massachusetts Trust
39                Description of Shares
41                Additional Information

41             FINANCIAL STATEMENTS

Appendix A     DESCRIPTION OF SECURITY RATINGS

                      GENERAL INFORMATION

      This Statement of Additional Information relates only to Managers Income Equity Fund, Managers Capital Appreciation Fund, Managers Special Equity Fund, Managers International Equity Fund, Managers Emerging Markets Equity Fund, Managers Short and Intermediate Bond Fund, Managers Bond Fund and Managers Global Bond Fund. Each Fund is a series of shares of beneficial interest of The Managers Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the
"Trust"). A separate Statement of Additional Information covers Managers Money Market Fund, a separate series of the Trust.

      This Statement of Additional Information describes the financial history, management and operation of each of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

      Unlike other mutual funds which directly acquire and manage their own portfolios, the Trust employs a multi-manager investment approach to these Funds which achieves added diversification within each of their portfolios. See "Management of the Funds."

      The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees, an independent asset manager, or a team of independent asset managers ("Sub-Adviser" or "Sub-Advisers"), to manage each Fund's investment portfolio. The Managers Funds, L.P. also monitors the performance, security holdings and investment strategies of these external Sub-Advisers and researches any
potential   new  Sub-Advisers  for  the  Fund   family.    See
"Management of the Funds."

     Investments in the Fund are not:
      * Deposits or obligations of any bank
      * Guaranteed or endorsed by any bank
      * Federally insured by the Federal Deposit  Insurance
        Corporation, the Federal Reserve Board or any other federal agency


              INVESTMENT OBJECTIVES AND POLICIES

      The following is additional information regarding the investment objectives and policies used by each Fund in an attempt to achieve its objective as stated in its Prospectus. Each Fund in the Trust is an open-end management investment company. Each Fund, with the exception of Managers Global Bond Fund, is diversified.

     Managers Income Equity Fund (the "Income Equity Fund") is designed for investors who seek a high level of current income from investing in a diversified portfolio of equity securities. The Income Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of U.S. companies.

       Managers Capital Appreciation Fund (the "Capital Appreciation Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities. Income is the Fund's secondary objective. The Capital Appreciation Fund seeks to achieve this objective by investing its assets in equity
securities   in   U.S.   companies   with   mid-   to   large-
capitalizations.

      Managers Special Equity Fund (the "Special Equity Fund")
is   designed   for  investors  who  seek  capital
appreciation by investing in a diversified portfolio of equity securities of small- and medium-capitalization companies.
The Special Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of U.S. companies whose shares have a market capitalization of under $1.5 billion.

      Managers International Equity Fund (the "International Equity Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities of companies domiciled outside the U.S. The International Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of non-U.S. companies whose shares have a market capitalization of over $1 billion.

      Managers Emerging Markets Equity Fund (the "Emerging Markets Equity Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities of companies in emerging or developing markets. The Emerging Markets Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of companies considered to be emerging or developing by the World Bank or the United Nations.

     Managers Short and Intermediate Bond Fund (the "Short and Intermediate Bond Fund") is designed for investors who seek high current income by investing in a diversified portfolio of fixed-income securities with an average maturity of one to five years. The Short and Intermediate Bond Fund seeks to achieve this objective by investing at least 65% of its total assets in bonds.

      Managers Intermediate Mortgage Fund (the "Intermediate Mortgage Fund") is designed for investors who seek high current income by investing primarily in a diversified portfolio of mortgage-related securities. The Intermediate Mortgage Fund seeks to achieve this objective by investing at least 65% of its total assets in mortgage-related securities issued by the government, government-related organizations and private organizations.

      Managers  Bond  Fund (the "Bond Fund") is  designed  for
investors who seek income by investing in a diversified portfolio of primarily fixed-income securities. The Bond Fund seeks to achieve this objective by investing at least 65% of its total assets in bonds having a maturity of less than 40 years from the date of purchase by the Fund.

      Managers Global Bond Fund (the "Global Bond Fund") is designed for investors who seek high total return, through both income and capital appreciation, by investing in primarily domestic and foreign fixed-income securities. The Global Bond Fund is a nondiversified fund. It seeks to achieve this objective by investing at least 65% of its total assets in a portfolio of domestic and foreign bonds issued by governments, corporations and supranatural organizations with an average maturity of ten years or less. All securities will be denominated in U.S. dollars.


Investment Techniques and Associated Risks

     The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Quality and Diversification Requirements of the Funds."

(1) Asset-Backed Securities. Each Fund may invest in securities referred to as asset-backed securities. These securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

      Asset-Backed securities are subject to additional risks. These risks are limited to the security interest in the collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of the credit card debts and thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

      Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity has not been tested.

(2)   Cash Equivalents.  Each of the Funds may invest in  cash
equivalents.    Cash  equivalents  include   certificates   of
deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

       Bankers Acceptances. Each of the Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

      Certificates of Deposit. Each of the Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

       Commercial Paper. Each of the Funds may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.

    Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

      Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet with the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the
     underlying  security.   The period  of  these  repurchase
     agreements will be short, as short as overnight, and at no time will any Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements could have certain risks  that  may adversely affect a Fund. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

       Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended, (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for a Fund to become magnified.

     The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. Each Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3) Eurodollar Bonds. Eurodollar bonds are bonds issued outside of the United States which are denominated in U.S.
Dollars.

(4) European Currency Unit Bonds. European Currency Unit Bonds are bonds denominated in European Currency Units
("ECU").   An  ECU  is a basket of European  currencies  which
contains the currencies of ten members of the European Community. It is used by members of the European Community to determine their official claims and debts. The ECU may fluctuate in relation to the daily exchange rates of its member's currencies. The ECU is comprised of the following ten currencies: German Deutschmark, British Pound, French Franc, Italian Lira, Dutch Guilder, Belgian Franc, Luxembourg Franc, Finish Kroner, Irish Pound and Greek Drachma.

(5) Emerging Market Securities. The nature of the Emerging Markets Equity Fund is to invest most of its total assets in the securities of emerging market countries. The International Equity Fund may also invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly-available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

      Investors  should be aware that the value  of  a  Fund's
investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

  (6) Foreign Securities. The International Equity Fund and the Emerging Markets Equity Fund may invest in certain foreign securities. The Global Bond Fund may invest in foreign bonds. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited
information   available  to  investors  which   is   publicly-
available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and
requirements  like  those applicable  to  U.S.  issuers.   Any
foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

      Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory
taxation,       diplomatic      relations,      expropriation,
nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

       Forward  Foreign  Currency  Exchange  Contracts.   The
     International Equity Fund, the Emerging Markets Equity Fund and the Global Bond Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

     In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Funds will not enter into contracts that are greater than ninety days.

     Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Funds may incur costs in converting foreign currency.

    If  a  Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

       Foreign Currency Considerations. The Emerging Markets Equity Fund will invest substantially all of its total assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

     The Sub-Advisers of the Fund will not routinely hedge the Fund's foreign currency exposure unless the Fund has to be protected from currency risk.

(7) Futures Contracts. Each of the Funds may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities that it invests. When a Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities for the value of the contract.

      There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

      Equity Index Futures Contracts. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

        Interest  Rate  Futures  Contracts.   The  Short  and
     Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may enter into interest rate futures contracts. An interest rate futures contract is an agreement for a Fund to buy or sell fixed-income securities at a mutually agreed upon date and price. Interest rate futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(8) Illiquid Securities, Private Placements and Certain Unregistered Securities. Each of the Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. No Fund may acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount in which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.


     The Funds' may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

     Investors should be aware that a Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, a Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(8) Inverse Floating Obligations. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest up to 25% of each Fund's total assets in inverse floating obligations. Inverse floating obligations, also referred to as residual interest bonds, are variable rate securities which have interest rates that decline when market rates increase and vice versa. They are typically purchased directly from the issuing agency.

     There are additional risks associated with these obligations. They may be more volatile than fixed-rate securities, especially in periods where interest rates are fluctuating. In order to limit this risk, the Sub-Adviser may purchase inverse floaters that have a shorter maturity or contain limitations on their interest rate.

(9) Mortgage-Related Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in mortgage-related securities. Mortgage-related securities, also known as "pass-throughs," are certificates that are issued by governmental, government-related or private organizations. They are backed by pools of mortgage loans and provide investors with monthly payments.

     There are additional risks associated with mortgage-related securities such as prepayment risk. See "Other Risk Factors" in the Fund's Prospectus for more information on prepayment risk. Pools that are created by non-government issuers generally have a higher rate of interest than those pools that are issued by the government. This is because there is no guarantee of payment associated with non-government issuers. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages of the pools. The following are types of mortgage-related securities.

      Collateralized Mortgage Obligations ("CMOs"). CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, a Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs in which the Fund invests.

     Some mortgage-related securities have "Interest Only" or "IOs" where the interest goes to one class of holders and "Principal Only" or "POs" where the principal goes to a second class of holders. In general, the Funds treat IOs and POs as subject to the restrictions that are placed on illiquid investments, except if the IOs or POs are issued by the U.S. government.

      GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer. Payments are made to holders of Ginnie Maes whether payments are
     actually received on the underlying mortgages.   This  is
     because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders. Ginnie Maes are highly liquid and the market for these certificates is very large.

       FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes are undivided interests in a pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal
     and  interest  on the mortgages in the  pool.   They  are
     guaranteed only by FNMA and do not receive the full faith and credit of the United States.

(10) Municipal Bonds. The Funds may invest in three types of municipal bonds: General Obligation Bonds, Revenue Bonds and Industrial Development Bonds. General obligation bonds are bonds issued by states, counties, cities towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from federal taxes. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing.

(11) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry.
Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(12) Option Contracts.

       Covered Call Options. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may write ("sell") covered call options on individual bonds and on interest rate futures contracts. Except for those written call options by the Intermediate Mortgage Fund, all other Funds' written call options must be listed on a national securities exchange or a futures exchange.

     A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

     A Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered call options. A Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

      Covered Put Options. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures
     contracts.   The  Short and Intermediate Bond  Fund,  the
     Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may write ("sell") covered put options on individual bonds and on interest rate futures contracts.

     A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

     A Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered put options. A Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

      Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Intermediate Mortgage Fund may use dealer options if the options are with major banks who are members of the Federal Reserve System and are approved as primary dealers in U.S. government securities
     by  the  Federal  Reserve Bank of New York.   The  bank's
     creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

       Puts and Calls. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may buy options on individual stocks, equity indices and equity futures
     contracts.   The  Short and Intermediate Bond  Fund,  the
     Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may buy puts and calls on individual bonds and on interest rate futures contracts. A Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(13) Rights and Warrants. Each Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(14) Securities Lending. Each of the Funds may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, a Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

(15) Segregated Accounts. Each Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(16) Short Sales. Each Fund may enter into short sales. A Fund enters into a short sale when it sells a security that it does not own in anticipation of a decrease in the market price of that security. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker.

      If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale.

(17) U.S. Treasury Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States government.

    Additional  U.S. Government Securities.   The  Short  and
     Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to:
     (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b)
     securities  issued  by  the  Federal  National   Mortgage
     Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(18) Variable Rate Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in variable rate securities. Variable rate securities are debt securities which do not have a fixed coupon rate. The amount of interest to be paid to the holder is typically contingent on another rate ("contingent security") such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

(19) When-Issued Securities. Each of the Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

     To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.



Quality and Diversification Requirements for the Funds

      Each Fund, with the exception of the Global Bond Fund, intends to meet the diversification requirements of the1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See "Appendix A" for a description of Security Ratings.

    Ratings Requirements of Commercial Paper. At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by Standard & Poor's Ratings Group ("S&P") or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's Investors Services, Inc. ("Moody's"). If no such ratings are available, the investment must be of comparable quality in the opinion of The Managers Funds LLC or the Sub-Adviser.


    Rating  of  Debt Instruments.  The Short and Intermediate
     Bond Fund and the Bond Fund may each invest in debt securities that are rated Bb by S&P or Ba by Moody's. Such securities are frequently referred to as "junk bonds." Junk bonds are more likely to react to market developments affecting market and credit risk than more highly rated debt securities.

      For the last fiscal year ended December 31, 1998, the weighted average ratings of the debt obligations held by the Short and Intermediate Bond Fund and the Bond Fund, expressed as a percentage of each of the Fund's total investments, were as follows:

       Ratings         Short             and     Bond Fund
                       Intermediate     Bond
                       Fund

Government        and           44%                  9%
AAA/Aaa
AA/Aa                           5%                   5%
BBB/Baa                         28%                 51%
BB/Ba                           4%                   0%
Not Rated                       8%                  14%


Fundamental Investment Restrictions

      The following investment restrictions have been adopted by the Trust with respect to each of the Funds contained in this Statement of Additional Information. Except if otherwise stated, these investment restrictions are "fundamental" policies which is defined in the 1940 Act to mean that the restrictions cannot be changed without the vote of a "majority of the outstanding voting securities" of a Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     Each of the Funds of the Trust may not:

(1) Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets; except that up to 25% of the value of the Intermediate Mortgage Fund's total assets may be invested without regard to this limitation. The Global Bond Fund may invest up to 50% of its assets in bonds issued by foreign governments which may include up to 25% of such assets in any single government issuer.

(2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment; provided, however, that the Intermediate Mortgage Fund will invest more than 25% of its assets in the mortgage and mortgage-finance industry even during temporary defensive periods. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

(3) Acquire more than 10% of the outstanding voting securities of any one issuer.

(4)  Borrow   money,  except  from  banks  for   temporary   or
     extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing (and provided such borrowings do not exceed in the aggregate one-third of the market value of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings). It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness, except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing.

(5) Invest in securities of an issuer which together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of its total assets would then be invested in such securities.

(6) Invest more than 15%, of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days demand and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or sell real estate; provided, however, that it may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

(10) Engage in the business of underwriting securities issued by others.

(11) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of The Managers Funds LLC or any portfolio manager in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

(12) Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government entity which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard & Poor's, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements." It may lend its portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-l/3% of its total assets. See "Other Information -- Loan Transactions."

(13) Purchase the securities of other Funds or investment companies except (i) in connection with a merger, consolidation, acquisition of assets or other reorganization approved by its shareholders, (ii) for shares in the Money Market Fund in accordance with an order of exemption issued by the Securities and Exchange Commission (the "SEC"), and (iii) each Fund, may purchase securities of investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company or (c) 10% of the Fund's total assets, taken at market value, would be invested in such securities.

(14) Purchase from or sell portfolio securities to its officers, trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

(15) Purchase or retain the securities of an issuer if, to the Trust's knowledge, one or more of the directors, trustees or officers of the Trust, or the portfolio manager responsible for the investment of the Trust's assets or its directors or officers, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Issue senior securities.

(17) Invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment made by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Emerging Markets Equity Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Emerging Markets Equity Fund may also incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds.

Unless otherwise provided, for purposes of investment restriction (2) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Unless otherwise provided, for purposes of investment restriction (1) above, the Global Bond Fund may invest more than 5% of its total assets in the securities of any one foreign government, so long as the aggregate amount of such greater than 5% holdings does not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single foreign government.

Non-Fundamental Investment Restrictions

      The following investment restrictions have been adopted by the Trust with respect to each of the Funds contained in this Statement of Additional Information. Except if otherwise stated, these investment restrictions are not fundamental policies and may be changed without shareholder approval.

     Each of the Funds of the Trust may not:

(1)  Invest in real estate limited partnership interests.

(2)  Invest in oil, gas or mineral leases.

(3) Invest more than 10% of its net assets in warrants or rights, valued at the lower of cost or market, nor more than 5% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

(4) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures that do not represent bona fide hedging, the aggregate initial margin and premiums paid on such positions would exceed 5% of the Fund's net asset value.

(5) Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions; provided, however, that each Fund may make margin deposits in connection with futures contracts or other permissible investments.

(6)  Effect short sales of securities.

(7) Write or sell uncovered put or call options. The security underlying any put or call purchased or sold by a Fund must be of a type the Fund may purchase directly, and the aggregate value of the obligations underlying the puts may not exceed 50% of the Fund's total assets.



Temporary Defensive Position

       Each of the Funds may, at the discretion of its Sub-Advisers, invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, a Fund may not achieve its investment objective.


Portfolio Turnover

      Generally, each of the Funds purchase securities for investment purposes and not for short-term trading profits. However, a Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to a Fund.

      The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

      For the last two fiscal years, each of the Fund's portfolio turnover rates were as follows:

             Fund                   1997           1998
Income Equity Fund                       96%             84%
Capital Appreciation Fund               235%            252%
Special Equity Fund                      49%             64%
International Equity Fund                37%             56%
Emerging Markets Equity Fund           ----*             89%
Short  and  Intermediate   Bond          91%            115%
Fund
Intermediate Mortgage Fund              317%            652%
Bond Fund                                35%             55%
Global Bond Fund                        197%            232%

*The  Emerging  Markets  Equity Fund commenced  operations  on
February 9, 1998.

          BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS

      The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

     ROBERT P. WATSON*--Chief Executive Officer, President and Trustee of The Managers Funds; President and Partner of The Managers Funds, L.P. Prior to June 1988 and from August 1989 to August 1990, he was the Chairman and Chief Executive Officer of Evaluation Associates Investment Management Company, the predecessor to The Managers Funds, L.P. His date of birth is January 21, 1934.

     MADELINE H. MCWHINNEY-Trustee; President of Dale, Elliott & Company since 1977. Trustee and Treasurer of the Institute of International Education since 1975. Member of the Advisory Committee on Professional Ethics for the New Jersey Supreme Court since March of 1983. Her address is 24 Blossom Cove Road, Red Bank, New Jersey 07701. Her date of birth is March 11, 1922.


      STEVEN J. PAGGIOLI-Trustee; Executive Vice President and
Director  of  Wadsworth  Group since  1986.   Executive Vice  President,
Secretary and Director of First Fund Distributors, Inc.  since
1991.    Vice  President,  Secretary  and  Director   of
Investment  Company  Administration, LLC  since  1990.
Trustee of Professionally Managed Portfolios since 1991.   His
address is 915 Broadway, Suite 1605, New York, New York 10010.
His date of birth is April 3, 1950.


THOMAS R. SCHNEEWEIS-Trustee; Professor of Finance, University of Massachusetts
 since 1985.  He also serves as the Managing Director of CISDM at the University of Massachusetts,
 a position he has held since 1994.  His address is 10 Cortland Drive, Amherst, Massachusetts 01002.
  His date of birth is May 10, 1947.

SEAN M. HEALEY*-Trustee; Executive Vice President for Affiliated Managers Group,
 Inc. since April 1995.  From August 1987 through March 1995, he served in a variety of roles in the
 Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice
 President.  His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110.  His
 date of birth is May 9, 1961.

JACK W. ABER-Trustee; Professor of Finance, Boston University School of Management
 since 1972.  His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215.  His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II-Trustee; President and Owner, Longboat Retirement
 Planning Solutions.  From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group.  Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles.  His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228.  His date of birth is September 23, 1941.


EDWARD J. KAIER-Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977.
 His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103.  His date of birth is
 September 23, 1945.

ERIC RAKOWSKI-Trustee; Professor, University of California at Berkeley School of
 Law since 1990.  Visiting Professor, Harvard Law School 1998-1999.  His address is 1535 Delaware
 Street, Berkeley, California  94703-1281.


PETER M. LEBOVITZ-President;  ; President of The Managers Funds LLC.  From
 September 1994 to April 1999, he was Vice President of The Managers Funds and Managing
 Director of The Managers Funds, L.P.  From June 1993 to June 1994, he was the Director of
 Marketing for Hyperion Capital Management, Inc.  From April 1989 to June 1993, he was Senior
 Vice President and Chief Investment Officer for Greenwich Asset Management, Inc.  His date of birth is January 18, 1955.

DONALD S. RUMERY-Secretary, Treasurer; Chief Financial Officer of The Managers
 Funds LLC (formerly The Managers Funds, L.P.) since December 1994.  From March 1990 to
 December 1994, he was a Vice President of Signature Financial Group.  From August 1980 to March
 1990, he was Vice President of The Putnam Companies.  His date of birth is May 29, 1958.

GIANCARLO (JOHN) E. ROSATI-Assistant Treasurer; Vice President of The Managers
Funds LLC (formerly The Managers Funds, L.P.) since July 1992.  From July 1986 to June 1992, he was an Assistant Vice President of The Managers Funds, L.P.

PETER M. MCCABE-Assistant Treasurer; Portfolio Administrator of The Managers
 Funds LLC (The Managers Funds, L.P.) since August 1995.  From July 1994 to August 1995, he was a Portfolio Administrator withat Oppenheimer Capital, L.P.  From September 1990 to June 1994, he
 was a college student.  His date of birth is September 8, 1972.

LAURA A. DESALVO-Assistant Secretary; Legal/Compliance Officer of The Managers
 Funds LLC (formerly The Managers Funds, L.P.) since September 1997.  From August 1994 to June
 1997, she was a law student and from 1990 to June 1994 she was a college student.  Her date of birth is November 10, 1970.
--------------------------------------------------
*Mr. Watson and Mr. Healey are "interested persons" (as defined in the 1940 Act) of the Funds.


Trustees' Compensation

      Each Trustee is currently paid an annual fee of $10,000 for serving as Trustee of the Trust and the Funds. Each Trustee also receives an additional fee of $750 for each in-person meeting attended and $200 for each telephonic meeting. The Trustees may serve as directors of other corporations that are unrelated to these Funds.

       The   following   table  sets  forth   each   Trustee's
compensation expenses paid by the Trust for the calendar year ended December 31, 1998.

                            Pension     Estimat  Total
                            or          ed       Compensati
                  Aggregate Retiremen   Annual   on from
                  Compensat t           benefit  Trust
Name & Position   ion from  benefits    s upon
                  Trust     accrued     Retirem  Complex
                            as part     ent      Paid to
                            of Trust              Trustees
                            expenses
William W.                $       ----     ----           $
Graulty*           8,650.00                        8,650.00
Madeline H.       13,950.00       ----     ----   13,950.00
McWhinney
Steven J.         13,950.00       ----     ----   13,950.00
Paggioli
Thomas R.         13,200.00       ----     ----   13,200.00
Schneeweis
Robert P. Watson       0.00       ----     ----        0.00

*Mr.  Graulty  resigned as Trustee of The  Managers  Funds  on
September 14, 1998.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

     As of March 11, 1999, Charles Schwab & Co. "controlled" (within the meaning of the 1940 Act) the Special Equity Fund, the International Equity Fund and the Emerging Markets Equity Fund. As of March 11, 1999, National Financial "controlled" the Global Bond Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. Certain of these shareholders are omnibus processing organizations.

     As of March 11, 1999, the following persons or entities
owned  more  than  5% of the outstanding  shares  of  a  Fund.
Certain   of   these   shareholders  are  omnibus   processing
organizations.

         Income Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       21%
       Huntington National Bank, Columbus, Ohio  14%
       National Financial Services Corp., New York, New York
       7%
       Huntington Trust Company, Columbus, Ohio    6%

         Capital Appreciation Fund
       Charles Schwab & Co., Inc., San Francisco, California
       12%
       National Financial Services Corp., New York, New York
       8%
       Huntington National Bank, Columbus, Ohio    6%

         Special Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       36%
       National Financial Services Corp., New York, New York
       9%

       International Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       27%
       National Financial Services Corp., New York, New York
       8%
       Resource Bank, Minneapolis, Minnesota       5%
       Merrill Lynch Trust Company, Somerset, New Jersey   5%

         Emerging Markets Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       34%
       Resource Bank, Minneapolis, Minnesota       8%
       National Financial Services Corp., New York, New York
       7%

         Short and Intermediate Bond Fund
       Crotched Mountain Foundation, Greenfield, New Hampshire
       6%
       Huntington Trust Company, Columbus, Ohio    5%

         Intermediate Mortgage Fund
       National Financial Services Corp., New York, New York
       20%
       Roman Catholic Diocese, Syracuse, New York18%
       Huntington Trust Company, Columbus, Ohio    5%

         Bond Fund
       National Financial Services Corp., New York, New York
       13%
       Charles Schwab & Co., Inc., San Francisco, California
       17%

         Global Bond Fund
       National Financial Services Corp., New York, New York
       30%
       Charles Schwab & Co., Inc.                  6%

Management Ownership

      As  of March 11, 1999, all management personnel (i.e.,
Fund officers, Trustees and advisory board members) as a group owned beneficially less than 1% of the outstanding shares of the Funds.



                    MANAGEMENT OF THE FUNDS

Investment Advisor

     The Trustees provide broad supervision over the operations and  affairs  of the Trust and the Funds.  The Managers  Funds,
LLLC   (the   "Manager")  serves  as  investment  manager   and
administrator to each of the Funds. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG"), and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

  The assets  of  the  Funds
are managed by a Sub-Adviser or a team of Sub-Advisers which are selected by the Manager, subject to the review and approval of the Trustees. The Manager also serves as administrator of the Funds and carries out the daily administration of the Trust and the Funds. The Manager and its corporate predecessor have had over 20 years of experience in evaluating Sub-Advisers for individuals and institutional investors.

      The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of the Sub-Advisers' skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Manager does not expect to recommend frequent changes of Sub-Advisers.

      The Manager allocates the assets of each Fund among the Sub-Adviser(s) selected for that Fund. Each Sub-Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Sub-Adviser(s).

      Generally, the Sub-Adviser(s) only provides the Fund with asset management and related recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission.

      A Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Manager or its affiliates. The Manager enters into an advisory agreement with each Sub-Adviser known as an "Asset Management Agreement." This Agreement requires the Sub-Adviser of a Fund to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

      Although the Sub-Advisers make investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Portfolio and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

      The Trustees and the Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act (the "Code"). The Code generally requires employees of the Manager to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions are applicable to all employees of the Manager and include a ban on trading securities based on information about the trading within a Fund.


Sub-Advisers

     The Sub-Adviser(s) for each Fund are set forth below. The Income Equity Fund, the Capital Appreciation Fund, the Special Equity Fund and the International Equity Fund currently allocate the Fund's assets among more than one Sub-Adviser to provide diversification among investment strategies. However, not all Sub-Advisers that have Asset Management Agreements in effect will be funded at all times. As of the date of this Statement of Additional Information, the following are the Sub-Advisers for each of the Funds. The information has been supplied by each of the Sub-Advisers. None of these Sub-
Advisers are currently affiliated with the Manager or the Funds.

Income Equity Fund

    Chartwell Investment Partners, L.P. ("Chartwell")

  Chartwell is a limited partnership founded in 1997. It is 75% controlled by the employees of Chartwell and 25% controlled by Maverick Partners, L.P. ("Maverick"). Maverick is controlled by John McNiff and Michael Kennedy. As of
  December 31, 1998, Chartwell's assets under management totaled approximately $2.7 billion. Chartwell's address is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

  Chartwell uses a team approach to managing its portion of the Income Equity Fund.

    Scudder Kemper Investments, Inc. ("Scudder")

  Scudder was founded in 1919 and is owned and controlled by the Zurich Group ("Zurich"). It is managed by a Board of Directors chaired by Rolf Hueppi, Chairman and CEO of Zurich. The members include members of Zurich's Corporate Executive Board, Laurence W. Cheng, William H. Bolinder, Gunther Gose, and Edmond D. Villani, as well as Cornelia Small, Director of Global Equity Investments of Scudder and Lynn S. Birdsong, Director of Scudder's Institutional Group. As of December 31, 1998, Scudder's assets under management totaled approximately $281.2. Scudder's address is 345 Park Avenue, New York, NY 10154.

  Robert T. Hoffman is the portfolio manager of the portion of the Income Equity Fund which is managed by Scudder. He is a Managing Director of Scudder and has been employed by Scudder since 1989.


Capital Appreciation Fund

    Essex Investment Management Company, LLC ("Essex")

  Essex was founded in 1976 and is owned jointly by the employees of Essex and an institutional partner, Affiliated Managers Group, Inc. As of December 31, 1998, Essex's assets under management totaled approximately $5.6 billion. Essex's address is 125 High Street, Boston, MA 02110.

  Joseph  C. McNay, Chairman and Chief Investment Officer,  and
  Daniel  Beckham,  Principal  and  Vice  President,  are   the
  portfolio   managers   for  the  portion   of   the   Capital
  Appreciation Fund which is managed by Essex.

    Roxbury Capital Management, LLC ("Roxbury")

  Roxbury Capital Management is a California corporation
  founded  in  1986. Roxbury  Capital  Management
  transferred all of its assets in 1998 to Roxbury which
  is jointly owned by employees and WT Investments, Inc.
  a subsidiary of Wilmington Trust Company.  As of December 31,
  1998, Roxbury's assets under management totaled approximately
  $6.0   billion.   Roxbury's  address  is   100   Wilshire
  Boulevard, Suite 600, Santa Monica, CA 90401.

  Kevin P. Riley is the portfolio manager of the portion of the Capital Appreciation Fund which is managed by Roxbury. He is a Senior Managing Director, Senior Portfolio Manager and
  Chief Investment Officer of Roxbury.


Special Equity Fund

    Liberty Investment Management ("Liberty")

  Liberty was originally formed in 1976 and is a division of Goldman Sachs Asset Management. Goldman Sachs Asset Management is a separate operating division of Goldman, Sachs & Co.
  As of December 31, 1998, Liberty's
  assets under management totaled approximately $10.9 billion. Liberty's address is 2502 Rocky Point Drive, Suite 500, Tampa, FL 33607.

  Timothy G. Ebright is the portfolio manager of the portion of the Special Equity Fund managed by Liberty. He has been a Vice President of Liberty since 1988.

    Pilgrim Baxter & Associates, Ltd. ("Pilgrim")

  Pilgrim was formed in 1982 and is owned by United Asset Management, a public company. As of December 31, 1998, Pilgrim's assets under management totaled approximately $13.9 billion. Pilgrim's address is 825 Duportail Road, Wayne, PA 19087.

  Gary L. Pilgrim is the lead portfolio manager and Jeffrey Wrona is the co-portfolio manager of the portion of the Special Equity Fund which is managed by Pilgrim. Mr. Wrona is responsible for managing small capitalization and technology portfolios. Mr. Pilgrim is the Chief Investment Officer and one of the founding members of the firm.

    Westport Asset Management, Inc. ("Westport")

  Westport was formed in 1983 and is 51%-owned by Andrew J. Knuth and 49%-owned by Ronald H. Oliver. Each is active as a portfolio manager/analyst of the firm. As of December 31, 1998, Westport's assets under management totaled approximately $2.0 billion. Westport's address is 253 Riverside Avenue, Westport, CT 06880.

  Andrew J. Knuth is the portfolio manager of the portion of the Special Equity Fund managed by Westport. He is the Chairman and one of the founders of Westport.

    Kern Capital Management LLC ("KCM")
  KCM is a Delaware limited liability company founded in 1997 by Robert E. Kern, Jr. and David G. Kern. As of December 31, 1998, KCM's assets under management totaled approximately $405.9 million. KCM's address is 14 West 47th Street, Suite 1926, New York, NY 10036.

  Robert E. Kern, Jr. is the portfolio manager of the portion of the Special Equity Fund which is managed by KCM. He has been the Managing Member, Chairman and Chief Executive
  Officer of KCM since the firm's inception.


International Equity Fund

    Scudder Kemper Investments, Inc. ("Scudder")

See description above for Income Equity Fund


  William E. Holzer is the portfolio manager of the portion of the International Equity Fund which is managed by Scudder.
  He is a Managing Director of Scudder.

    Lazard Asset Management ("Lazard")

  Lazard is a division of Lazard Freres & Co., LLC, a New York liability company founded in
  1848.   The managing
  directors are Eileen D. Alexanderson, Thomas F. Dunn,  Norman
  Eig,   Herbert  W.  Gullquist,  Larry  A.  Kohn,  Robert   P.
  Morgenthau,  John R. Reinsberg, Michael S. Rome,  Michael  P.
  Triguboff,  Ina  Handler and Alexander E.  Zagoreos.   As  of
  December  31, 1998, Lazard's assets under management, including its global affiliates,  totaled  approximately  $60 billion.
  Lazard's  address   is   30  Rockefeller Plaza, New York, NY 10112.

  John R. Reinsberg, Managing Director, and Herbert W. Gullquist,
  Managing Director and Chief Investment Officer, are the portfolio managers of the portion of the International Equity Fund managed by Lazard.

Emerging Markets Equity Fund

    King Street Advisors, Limited ("King Street")

  King Street was founded in 1997 and is 75% owned by State Street Corporation through two subsidiaries. As of December 31, 1998, King Street's assets under management totaled approximately $361.64 million. King Street's address is Almack House, 28 King Street, London, England SW1Y 6QW.

  Murray Davey and Ken King are the portfolio managers the Emerging Markets Equity Fund managed by King Street.


Short and Intermediate Bond Fund

    Standish, Ayer & Wood, Inc. ("Standish")

  Standish was founded in 1933 and is a privately owned corporation with 24 directors. Edward H. Ladd, Chairmanand Managing Director, and George W. Noyes, CEO, President and Managing Directort, each own more than 10% of the outstanding voting securities of Standish. Caleb F. Aldrich, Managing Director and Vice President, Davis B. Clayson, Director and Vice President, Dolores S. Driscoll, Managing Director and Vice President, Richard C. Doll, Director and Vice President, Maria D. Furman, Managing Director and Vice President, and Richard S. Wood, Managing Director, Vice President and Secretary, each own more than 5% of the outstanding voting securities of Standish. Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, James E. Hollis, III, Laurence A. Manchester, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, W. Charles Cook, Joseph M. Corrado, Mark A. Flaherty, Raymond J. Kubiak, Thomas P. Sorbo, David C. Stuehr and Michael W. Thompson are each a Director and Vice President of Standish. Ralph S. Tate is Managing Director and Vice President of Standish. Each owns less than 5% of the outstanding voting securities of Standish. As of December 31, 1998, Standish's assets under management totaled approximately $46,218.7 billion. Standish's address is One Financial Center, Suite 26, Boston, MA 02111.

  Howard B. Rubin is the portfolio manager for the Short and Intermediate Bond Fund which is managed by Standish. He is a Director and Vice President of Standish and has been with the firm since 1984.


Intermediate Mortgage Fund

Standish, Ayer & Wood, Inc.

See description above for Short and Intermediate Bond FUnd



Bond Fund

    Loomis, Sayles & Company, L.P. ("Loomis")

  Loomis was founded in 1926. Its sole general partner, Loomis, Sayles & Company, Inc., is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P. As of December 31, 1998, Loomis' assets under management totaled approximately $70.7 billion. Loomis' address is One Financial Center, Boston, MA 02111.

  Daniel  J.  Fuss, CFA, is the portfolio manager of  the  Bond
  Fund  which  is  managed by Loomis.  He has been  a  Managing
  Director of Loomis since 1976.


Global Bond Fund

    Rogge Global Partners, plc. ("Rogge")

  Rogge was founded in 1984 and is owned by United Asset Management, a public company. As of December 31, 1998, Rogge's assets under management totaled approximately $5.6 billion. Rogge's address is 5-6 St. Andrews Hill, London, England EC4V 5BY.

  Olaf Rogge is the portfolio manager of the Global Bond Fund which is managed by Rogge. He is the Managing Director and Principal Executive of Rogge, which he founded in 1984.

Voluntary Fee Waivers and Expense Limitations

      From time to time, the Manager may voluntarily agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Manager may waive all or a portion of its fee for a number of reasons such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from (i) a reallocation of Fund assets among Sub-Advisers or (ii) a voluntary waiver by a Sub-Adviser of all or a portion of the fees it would otherwise be entitled to receive from the Manager with respect to the Fund. The Manager may also decide to waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables below and in the Expense Information located in the front of each of the Fund's Prospectuses. Voluntary fee waivers by the Manager or by any Sub-Adviser may be terminated or reduced in amount at any time and solely in the discretion of the Manager or Sub-Adviser concerned. Shareholders will be notified of any change on or about the time that it becomes effective.

Compensation of Manager and Sub-Advisers

      As compensation for the services rendered and related expenses under the Fund Management Agreement, the Funds have agreed to pay the Manager a fee, which is computed daily and may be paid monthly. Furthermore, as compensation for the services rendered and related expenses under the Asset Management Agreement, the Manager has agreed to pay each of the Sub-Advisers a fee for managing their respective portfolios, which is also computed daily and paid monthly. The fee paid to each Sub-Adviser is paid out from the Manager's fee received from the Funds.

      During the last three fiscal years ended December 31, 1996, 1997 and 1998, the Manager was paid the following fees by the Funds under the Fund Management Agreement.

Fund                        1996         1997      1998
Income  Equity Fund                $   349,821$   465,345     $
513,862
Capital   Appreciation  Fund          $    761,925$     797,930
$   590,610
Special    Equity    Fund                  $1,572,135$4,477,844
$7,575,757
International    Equity    Fund            $1,856,193$3,010,430
$4,490,305
Emerging Markets Equity Fund*-----      -----$     40,849   (a)
Short  and Intermediate Bond Fund$   116,037$     88,839      $
84,177
Intermediate Mortgage Fund        $   143,803$    101,414     $
72,020    (b)
Bond Fund              $   180,197$   221,232$   281,699
Global  Bond Fund                  $   126,043$   115,996     $
132,587

*The  Emerging  Markets  Equity Fund  commenced  operations  on
February 9, 1998.
(a) The fee paid to the Manager for the Fund, restated to reflect a waiver of a portion of the fee in effect, would have been $18,312.
(b) The fee paid to the Manager for the Fund, restated to reflect a partial waiver in effect, would have been $56,907.

      During the last three fiscal years ended December 31, 1996, 1997 and 1998, the Sub-Advisers were paid the following fees by the Manager under the Asset Management Agreement.

Fund                        1996         1997      1998
Income Equity Fund
    Scudder Kemper Investments, Inc.$    86,220$   120,096 $114,374
    Chartwell Investment Partners, L.P.-----$    29,408  $125,429
Capital Appreciation Fund
    Essex Investment Mgmt. Co., LLC    -----$   156,464  $143,597
    Roxbury Capital Management, LLC    -----     -----    $29,210
Special Equity Fund
    Liberty Investment Management$   266,030$   746,314   $945,730
    Pilgrim, Baxter & Associates, Ltd.$   305,198$   790,994 $1,337,508
    Westport Asset Management    $   302,171$   873,573  $1,422,275
    Kern Capital Management LLC-----$     59,856    $441,940
International Equity Fund
    Scudder Kemper Investments, Inc.$   515,262$   833,438  $1,237,987
    Lazard Asset Management      $   516,157$   838,470  $1,254,650
Emerging Markets Equity Fund*
    King Street Advisors, Limited       $18,312
Short and Intermediate Bond Fund
    Standish, Ayer & Wood, Inc.  $    58,019$    44,419   $42,089
Intermediate Mortgage Fund
    Jennison Associates LLC      $    63,913$    45,073   $$32,009
Bond Fund
    Loomis, Sayles & Co., L.P.   $    71,957$    88,443   $112,679
Global Bond Fund
    Rogge Global Partners plc    $    64,019$    57,998  $65,556

Fund Management Agreement

      The Trust has entered into a Fund Management Agreement with the Manager. The Manager, in turn, has entered into Asset
Management Agreements with each of the Sub-Advisers selected for the Funds.

      The  Manager  is  a  Delaware limited  liability company.
Affiliated Managers Group, Inc. serves as its Managing Member.

      Under the Fund Management Agreement, the Manager is required to (i) supervise the general management and investment of the assets and securities portfolio of each Fund; (ii)
provide overall investment programs and strategies for each Fund; (iii) select and evaluate the performance of Sub-Advisers for each Fund and allocate the Fund's assets among these Sub-Advisers; (iv) provide financial, accounting and statistical information required for registration statements and reports with the SEC; and (v) provide the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and record keeping.

      The Fund Management Agreement provide that it will continue in effect for a period of one year after execution and will be specifically approved thereafter annually by the Trustees in the same manner as the Distribution and Administration Agreements. See "Administrative Services; Distribution Arrangements" below. The Fund Management Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trust's Disinterested Trustees, or by a vote of the shareholders of a majority of each Fund's outstanding voting securities, on 60 days written notice to the Manager or by the Manager on 60 days written notice to the Fund.

      The following table illustrates the annual management fee rates currently paid by each Fund to the Manager, together with the portion of the management fee that is retained by the Manager as compensation for its services, each expressed as a percentage of the Fund's average net assets. The remainder of the management fee is paid to the Sub-Advisers.



                                             MANAGER'S PORTION
                       TOTAL MANAGEMENT      OF THE TOTAL
 NAME OF FUND          FEE                   MANAGEMENT FEE
 Income Equity Fund    0.75%                 0.40%
 Capital  Appreciation 0.80%                 0.40%
 Fund
 Special Equity Fund   0.90%                 0.40%
 International  Equity 0.90%                 0.40%
 Fund
 Emerging      Markets 1.15%                 0.40%*
 Equity Fund
 Short             and 0.50%                 0.25%
 Intermediate     Bond
 Fund
 Intermediate          0.45%                 0.25%*
 Mortgage Fund
 Bond Fund             0.625%                0.375%
 Global Bond Fund      0.70%                 0.30%  up to  $20
                                                     million
                                             0.35%  over   $20
                                             million
  *Manager is waiving all of its fee as of the date of this Statement of Additional Information.

      The amount of the Fund's management fee retained by the Manager may vary for a Fund due to changes in the allocation of assets among its Sub-Advisers, the effect of an increase in the Fund's net asset value on the fees payable to its Sub-Advisers, and/or the implementation, modification or termination of voluntary fee waivers by the Manager and/or one or more of the Sub-Advisers.

      The Trust has obtained from the SEC an order permitting the Manager, subject to certain conditions, to enter into Asset Management Agreements with Sub-Advisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of the order, the Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Sub-Advisers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Sub-Advisers after events that under the 1940 Act and the sub-advisory agreements would be an automatic termination of the agreement. Although shareholder approval will not be required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund.


Administrative Services; Distribution Arrangements

      The Managers Funds LLC serves as administrator of the Trust (the "Administrator"). The Managers Funds LLC also serves as distributor (the "Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

      The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually if specifically approved by the Trustees or by a vote of the Trust's outstanding shares, including a majority of the Disinterested Trustees or the respective Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.


Custodian

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for all the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when any of the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

      The Custodian is affiliated with King Street Advisors, Limited, one of the sub-advisers to Managers Emerging Markets Equity Fund. Under certain interpretations of the staff of the Securities and Exchange Commission, the assets of Managers Emerging Markets Equity Fund may be deemed to be in the Fund's custody for purposes of Rule 17f-2 under the Act. Accordingly, the requirements of Rule 17f-2 will be followed with respect to Managers Emerging Markets Equity Fund.

      The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.


Transfer Agent

      Boston  Financial  Data Services, Inc.,  P.O.  Box  8517,
Boston, Massachusetts 02266-8517, is the Transfer Agent for each of the Funds.


Independent Public Accountants

PricewterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, is the independent public accountant for each of the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.


           BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Management Agreements between the Manager and the Sub-Advisers provides that the Sub-Advisers place all orders for the purchase and sale of securities which are held in each Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisers are authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provided by the broker. The Sub-Advisers are also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisers must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

      The Trustees will periodically review the total amount of commissions paid by each Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to each Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisers.

      The fees of the Sub-Advisers are not reduced by reason of their receipt of such brokerage and research services. Generally, no Sub-Adviser provides any services to any Fund except portfolio investment management and related record-keeping services. However, a Sub-Adviser for a particular Fund or its affiliated broker-dealer may execute portfolio transactions for such Fund and receive brokerage commissions, or markups, for doing so in accordance with Sections 17(a) and 17(e) of the 1940 Act and the procedures adopted by the Trustees in accordance with the rules thereunder, and the terms of any exemptive order issued by the Securities and Exchange Commission. A Sub-Adviser for a Fund or its affiliated broker-dealers may not act as principal in any portfolio transaction for any Fund with which it is affiliated.

      In allocating portfolio transactions for a Fund among several broker-dealers, a Sub-Adviser may, but is not required to, take into account any sales of shares of that Fund by the broker-dealer or by an affiliate of the broker-dealer.

Brokerage Commissions

      During the last three fiscal years, the Funds paid the following brokerage fees:

Fund                      1996      1997      1998
Income Equity Fund  $   44,936 $ 126,564  $118,253
Capital    Appreciation   Fund$   421,852     (a)   $   371,969
$238,292
Special Equity Fund  $ 278,627 $ 616,474  $937,439
International Equity Fund$ 555,519$ 657,238$984,751
Emerging Markets Equity Fund*----- -----   $31,571
-----------------------------------------

(a)   The Emerging Markets Equity Fund commenced operations  on
  February 9, 1998.
(a) The Capital Appreciation Fund paid brokerage commissions totaling $49,756 to Fahnestock & Co., an affiliated broker-dealer of Hudson Capital Advisors which then served as an Asset Manager.

Brokerage Recapture Arrangements

      During the last three fiscal years, the Funds paid the following fees to the following list of brokers with which the Funds have entered into brokerage recapture arrangements:

Fund                      1996      1997      1998
Income Equity Fund
     Capital Institutional Services, Inc.    $   7,866       $
  19,771         $    6,809
      Salomon   Smith  Barney             ---      $    53,306
  ---
Capital Appreciation Fund
     Capital Institutional Services, Inc.      ---          --
  -   $    8,016
     Salomon Smith Barney          $   7,758 $  55,771       $
  6,858
     Donaldson & Co., Inc.         $  13,956   ---           $
  4,794
     Westminster Research Assoc. Inc.        $   5,170       $
  9,408          $117,362
      LJB   Associates                 $   55,224  $    11,057
 ---
Special Equity Fund
     Capital Institutional Services, Inc.    $ 22,009        $
  33,840         $  16,680
International Equity Fund
     Capital Instiutional Services, Inc.     $   5,400       $
  1,188          $   1,254

          PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

      Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

      Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or a Sub-Adviser.

     Purchase orders received by the Trust before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed in the prospectus on any Business Day will receive the net asset value computed that day. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until the clearance of the check which may take up to 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day.
     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

      If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

      Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account.
In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from any Fund into shares of any other of The Managers Funds without any charge. An exchange may be made as long as after the exchange the investor has shares, in each Fund where he or she remains an investor, with a value of at least that Fund's minimum investment amount. Shareholders should read the Prospectus of the Fund that they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Exchanges are in effect purchases of one Fund and redemptions of another Fund, and therefore, the usual purchase and redemptions procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Shares of the Fund to be acquired or purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     Each of the Funds computes its Net Asset value once daily on Monday through Friday on each day on which the New York Stock Exchange ("NYSE") is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of each Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.


Dividends and Distributions

     Each of the Funds declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                     TAXATION OF THE FUNDS

      The following discussion of tax consequences is based on U.S. Federal tax laws in effect as of the date of this SAI.
These laws and regulations are subject to change by legislative or administrative action.

      Each Fund intends to qualify and remain qualified as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of certain securities, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

      Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements a by the end of the calendar year. The Funds intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

      For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year generally will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

      Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholders has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend of shares in the Fund.

      All of the Funds except for International Equity Fund may invest in futures contracts or options. Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") regardless of the length of time the contract was held. Also, section 1256 contracts held by a Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end paper gain or loss. The use of section 1256 contracts may force a Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

             Gains   and  losses  on  the  sales  of  portfolio
securities will be treated as long-term capital gains or losses if the securities have been held for more than one year, except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Funds lapse or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by the Fund, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of the Fund's shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

     Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

      If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions to non-corporate shareholders.

      Certain  Funds may invest in obligations  (such  as  zero
coupon bonds) which are issued with original issue discount ("OID"). Under the code, OID is accrued as investment income over the life of the investment even in the absence of cash payments. Accordingly, such Funds may be required to sell some of their assets in order to satisfy the distribution requirements applicable to RICs.

      Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated forward contracts generally will be treated as ordinary income or loss. Any non-U.S. dollar denominated futures or options contract may be treated as either ordinary income or capital gain if it meets the requirements of Section 1256.

       Newly  enacted  Code  Section  1259  will  require   the
recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

      Foreign Shareholders. Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate)
unless the dividends are effectively connected with a U.S. trade of business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade of business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

      In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

      The International Equity, Emerging Markets Equity, Global Bond, Bond and Short and Intermediate Bond Funds may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stock or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Beginning in 1998, shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116. It should be noted that only shareholders that itemize deductions may deduct foreign income taxes paid by them.

      State and Local Taxes. The Funds may also be subject to state and/or local taxes in jurisdictions in which the Funds are deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Funds.

      Other Taxation. The Funds are series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund in the Trust is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund of the Trust continues to qualify as a regulated investment company under Subchapter M of the Code.


                       PERFORMANCE DATA

      From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the Funds' Prospectus.

Yield
      The Income Equity Fund, the Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may include in advertisements or sales literature certain total return and yield information in terms of a 30-day yield quotation. "Yield" refers to income generated by an investment in the Fund during the previous 30-day (or one-
month)  period.   The  30-day yield quotation  is  computed  by
dividing the net investment income per share on the last day of the period, according to the following formula:

              Yield = 2[((a-b) / (cd) + 1)^6 - 1]

In the above formula,    a = dividends and interest earned
during the period
               b = expenses accrues for the period, net of reimbursements
                        c = the average daily number of shares
                 outstanding during the period that were
                 entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The Funds' yield figures are based on historical earnings and are not intended to indicate future performance.

      The 30-day yields for the period ended December 31, 1998, were as follows:

Fund                          30-Day Yield at 12/31/98
Income Equity Fund                        1.15%
Short and Intermediate Bond               5.19%
Fund
Intermediate Mortgage Fund                6.20%
Bond Fund                                 6.86%
Global Bond Fund                          3.61%

Total Return

      Each of the Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that a Fund has been in existence. Average Annual return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In the above formula,    P =  a hypothetical initial payment of
$1,000
               T =  average annual total return
               N =  number of years
                          ERV =  ending redeemable value of
                  the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

                         Average Annual Returns
NAME OF FUND         1      5 YEARS 10      SINCE
                     YEAR           YEARS   INCEPTION*
Income Equity Fund           17.68%  14.43%
                     11.73%
Capital Appreciation         21.51%  18.36%
Fund                 57.34%
Special Equity Fund          15.35%  16.64%
                     0.20%
International Equity         11.16%  11.62%
Fund                 14.54%
Emerging     Markets  ---     ---     ---       -22.60
Equity Fund
Short  &  Int.  Bond           4.23%
Fund                 5.31%          7.13%
Intermediate                   0.83%
Mortgage Fund        6.01%          6.72%
Bond Fund                      7.77%
                     3.29%          9.75%
Global Bond Fund               ---     ---      8.24%
                     19.27%

*  Data since inception are shown for Funds that are less  than
10  years  old.   Global  Bond  Fund  commenced  operations  on
3/25/94. The Emerging Markets Equity Fund commenced operations on 2/9/98.

Performance Comparisons

      Each of the Funds may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper"), Morningstar, Inc., ("Morningstar") and IBC Money Fund Report ("IBC"). Each Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

      "Lipper-Fixed Income Fund Performance Analysis" is a monthly publication prepared by Lipper, which tracks net assets, total return, principal return and yield on approximately 950 fixed-income mutual funds offered in the United States. Lipper also prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.

      Morningstar,  Inc.,  a widely used  independent  research
firm,   also   ranks  mutual  funds  by  overall   performance,
investment objectives and assets.

      From time to time, in reports and sales literature, the Funds may compare their performance, risk quality and liquidity characteristics to money market funds, treasury bills and notes, GIC's and various indices of unmanaged securities. Charts may be shown depicting the relative yield and risk relationships between the Fund and these indices. In general, instruments with shorter maturities or durations tend to be less risky (have lower price volatility) than those with longer maturities or durations. Risk and yield tend to be greater for corporate issues than for government securities or money market funds. Money market funds invest only in high quality instruments that are denominated in U.S. dollars and that have relatively short periods to maturity. Accordingly, money market funds tend to have fairly low risk and price volatility. The indices used, and the basis for these comparisons, may include:

     The IBC Money Market Fund Index, prepared by IBC Financial Data, Inc. in "IBC's Money Market Fund Report," is a weekly publication which tracks net assets, yield, maturity and portfolio holdings on most money market funds offered in the U.S. Yields quoted on the IBC index are based on a 30-day period.

      Yields on two-year Treasury notes or one-year Treasury bills are quoted in the Wall Street Journal. Yields on these indices are generally higher than on money market funds, but carry higher risk due to their longer durations.

      Unmanaged government and corporate indices are published by Merrill Lynch, Salomon Smith Barney and Lehman Brothers. Indices which may be compared to the Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund include the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-5 Year Government/Corporate Index, the Salomon Smith Barney Mortgage Index, the Lehman Brothers Government/Corporate Index and the Salomon Smith Barney World Government Index, respectively. These indices are all published on Bloomberg and some are published in the Wall Street Journal, as well as in information provided by Merrill Lynch, Salomon Smith Barney and Lehman Brothers.

Massachusetts Trust

     Each of the Funds is a separate and distinct series of the Trust which is commonly known as a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

      Under Massachusetts's law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

      No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdiction, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of a Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of a Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

      The  Trust  shall  continue without  limitation  of  time
subject   to  the  provisions  in  the  Declaration  of   Trust
concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

      The Trust is an open-end management investment company organized as a Massachusetts business trust in which each of the Funds represent a separate series of shares of beneficial interest. See "Massachusetts Trust" above.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value)  of  one  or more series and to divide  or  combine  the shares of any series, if applicable without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than
50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

      Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanies by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

      The Trustees have authorized the issuance and sale to the public of shares of ten series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

       This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Portfolio's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the Exhibits filed therewith may be examined at the office of the SEC in Washington DC.

      Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

       No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                     FINANCIAL STATEMENTS

      The following audited Financial Statements and the Notes for each of the Funds, and the Report of Independent Accountants of PricewaterhouseCoopers LLP are incorporated by reference to this SAI from their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the Financial Statements and reports are available without charge by calling The Managers Funds at (800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.


                          APPENDIX A

                DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -      Debt rated AAA has the highest ratings assigned  by
     Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -      Debt  rated  BBB is regarded as having an  adequate
     capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -     This designation indicates that the degree of safety
     regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 -   The short-term tax-exempt note rating of SP-1 is  the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 -     The  short-term tax-exempt note rating of SP-2  has
     satisfactory capacity to pay principal and interest.

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -      Bonds  which are rated Aaa are judged to be of  the
     best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -      Bonds  which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which  are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers   rated   Prime-1  (or  related   supporting
          institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          --   Leading  market  positions in well  established
               industries.
          --   High rates of return on funds employed.
          --   Conservative  capitalization  structures   with
               moderate  reliance  on  debt  and  ample  asset
               protection.
          --   Broad  margins  in earnings coverage  of  fixed
               financial   charges  and  high  internal   cash
               generation.
          --   Well established access to a range of financial
               markets   and  assured  sources  of   alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.








                      THE MANAGERS FUNDS




                  MANAGERS MONEY MARKET FUND









              STATEMENT OF ADDITIONAL INFORMATION

                         APRIL 1, 1999




















You can obtain a free copy of the Prospectus for this Fund by calling The Managers Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This  Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the report of independent accountant, for the fiscal year ended November 30, 1998 are included in the Fund's Annual Report and are available without charge by calling the Fund at (800) 835-3879. They are incorporated by reference to this document. TABLE OF CONTENTS

PAGE
1             GENERAL INFORMATION

  1            INVESTMENT OBJECTIVES AND POLICIES
  1                 Money Market Instruments
  4                 Foreign Investments
  4                 Additional Investments
  6                 Quality and Diversification Requirements

  7            INVESTMENT RESTRICTIONS
  8                 Fundamental Investment Restrictions
  8                 Non-Fudamental Investment Restrictions

  9            BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS
10                  Trustee Compensation
10                  Trustees of the Portfolio
11                  Trustee Compensation
12                  Officers of the Portfolio

14             MANAGEMENT OF THE FUND AND THE PORTFOLIO
14                  Investment Advisor
16                  Distributor
16                  Portfolio Co-Administrator
17                  Fund Administrator
17                  Services Agent
18                  Custodian and Transfer Agent
18                  Financial Professionals
18                  Independent Accountants
19                  Expenses

19             PURCHASE, REDEMPTION AND PRICING OF SHARES
19                  Purchasing Shares
20                  Redeeming Shares
21                  Exchange of Shares
21                  Net Asset Value
22                  Dividends and Distributions

23             TAXATION OF THE FUNDS

25             PERFORMANCE DATA
26                  Portfolio Tranactions
27                  Massachusetts Trust
28                  Description of Shares
29                  Control Persons
30                  Management Ownership
30                  Master-Feeder Investment Structure
31                  Additional Information

31             FINANCIAL STATEMENTS

Appendix A     DESCRIPTION OF SECURITY RATINGS


                      GENERAL INFORMATION

      This Statement of Additional Information relates only to Managers Money Market Fund (the "Fund"), a series of shares of beneficial interest of The Managers Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the
"Trust"). A separate Statement of Additional Information covers the other series of the Trust.

      This Statement of Additional Information describes the financial history, management and operations of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

      Since December 1, 1995, the Fund has operated through a two-tiered master-feeder investment fund structure. Historical information for the Fund contained in this Statement of Additional Information may include information prior to December 1, 1995.

       The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"). The investment advisor of the Portfolio is J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"). Prior to October 1, 1998, the investment advisor of the Portfolio was Morgan Guaranty Trust Company of New York ("Morgan").

     Investments in the Fund are not:
         Deposits or obligations of any bank
         Guaranteed or endorsed by any bank
          Federally insured by the Federal Deposit  Insurance
       Corporation, the Federal Reserve Board or any other federal agency


              INVESTMENT OBJECTIVES AND POLICIES

      The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve the objective stated in its Prospectus. The Portfolio is an open-end, diversified management investment company having the same objective as the Fund.

      Managers Money Market Fund (the "Money Market Fund") is designed for investors who seek to maximize of current income consistent with the preservation of capital and same-day liquidity. The Money Market Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio.

       The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

Money Market Instruments

      The following are the various types of money market instruments that may be purchased by the Portfolio. Also see
"Quality and Diversification Requirements."

      U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States.

     Additional U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.
For those securities which are not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to,: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

      Foreign Government Obligations. The Portfolio, subject to its applicable investment policies, may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in U.S. Dollars.

      Bank Obligations. The Portfolio, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposits, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under laws of the United States or any state; (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros); and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

      Asset-Backed Securities. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

      Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Portfolio will be fully collateralized within the meaning of paragraph (a) (4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

       The  Portfolio  may  make  investments  in  other  debt
securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

Foreign Investments

      The Portfolio may invest in certain foreign securities. All investments must be U.S. Dollar-denominated. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

       Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgement against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Additional Investments

      Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes will be taxable securities; income generated from these instruments will be subject to federal, state and local taxes.

       When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities, no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of the securities in determining its net asset value, if applicable, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with the Custodian a segregated account with liquid assets consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is currently the policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by when-issued commitments.

      Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its operations.

      Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio, and, therefore, a form of leverage. The Portfolio will invest the proceeds of the borrowings under reverse repurchase agreements. In addition, the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

      Loans of Portfolio Securities. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of its net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its Portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements." The Portfolio will not lend its securities to any officer, Trustee, Director, employee, or other affiliate of the Portfolio, the Advisor or Funds Distributor, Inc. unless otherwise permitted by applicable law.

       Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within 7 days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

     The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Portfolio's Trustees. The Portfolio's Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

     As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

      Synthetic Instruments. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of Synthetic Instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities."

Quality and Diversification Requirements



       The Portfolio intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Portfolio are:
 (1) the Portfolio  may  not  invest
more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities; and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act. All of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or as described below. Investments not subject to the limitations described above could involve an increased risk to the Portfolio should an issuer a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

      At  the  time  the  Portfolio  invests  in  any  taxable
commercial  paper,  master  demand  obligation,   or  repurchase
agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's. The issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no
such  ratings  are  available,  the  investment  must  be   of
comparable quality in Morgan's opinion.

      In order to attain the Fund's objective of maintaining a stable net asset value, the Portfolio will (i) with respect to 75% of the Portfolio's assets, limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days; and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

      In addition, the Board of Trustees of the Portfolio has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

                    INVESTMENT RESTRICTIONS

      The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. If the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and cast its votes as instructed by the shareholders.

     The investment restrictions of the Fund and the Portfolio are substantially identical, unless as otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

Fundamental Investment Restrictions

     The Money Market Fund and the Portfolio:

(1) May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940;

(2) May not purchase any security which could cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments;

(3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

(4) May not borrow money, except to the extent permitted by applicable law;

(5) May not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of the portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

(6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)   May  not  purchase  or  sell  commodities  or  commodity
contracts  unless  acquired  as  a  result  of  ownership   of
securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Portfolio from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8) May make loans to other persons, in accordance with the Portfolio's investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions

     The following investment restrictions are not fundamental policies of the Funds and the Portfolio and may be changed without shareholder approval.

     The Money Market Fund and the Portfolio:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid;

(2) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) May not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets; provided, however, that the Portfolio may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Portfolio while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.


          BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS

      The Fund and the Portfolio are governed by two separate Boards of Trustees. The Fund, which is a series of a Trust consisting of other investment portfolios, is governed by the Board of Trustees of the Trust. The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust and the Fund. The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. Unless otherwise noted, the address of the Trustees and Officers is the address of the
Trust:  40 Richards Avenue, Norwalk, Connecticut 06854.

THOMAS R. SCHNEEWEIS-Trustee; Professor of Finance, University of Massachusetts
 since 1985.  He also serves as the Managing Director of CISDM at the University of Massachusetts,
 a position he has held since 1994.  His address is 10 Cortland Drive, Amherst, Massachusetts 01002.
  His date of birth is May 10, 1947.

SEAN M. HEALEY*-Trustee; Executive Vice President for Affiliated Managers Group,
 Inc. since April 1995.  From August 1987 through March 1995, he served in a variety of roles in the
 Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice
 President.  His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110.  His
 date of birth is May 9, 1961.

JACK W. ABER-Trustee; Professor of Finance, Boston University School of Management
 since 1972.  His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215.  His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II-Trustee; President and Owner, Longboat Retirement
 Planning Solutions.  From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group.  Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles.  His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228.  His date of birth is September 23, 1941.


EDWARD J. KAIER-Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977.
 His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103.  His date of birth is
 September 23, 1945.

ERIC RAKOWSKI-Trustee; Professor, University of California at Berkeley School of
 Law since 1990.  Visiting Professor, Harvard Law School 1998-1999.  His address is 1535 Delaware
 Street, Berkeley, California  94703-1281.


PETER M. LEBOVITZ-President;  ; President of The Managers Funds LLC.  From
 September 1994 to April 1999, he was Vice President of The Managers Funds and Managing
 Director of The Managers Funds, L.P.  From June 1993 to June 1994, he was the Director of
 Marketing for Hyperion Capital Management, Inc.  From April 1989 to June 1993, he was Senior
 Vice President and Chief Investment Officer for Greenwich Asset Management, Inc.  His date of birth is January 18, 1955.

DONALD S. RUMERY-Secretary, Treasurer; Chief Financial Officer of The Managers
 Funds LLC (formerly The Managers Funds, L.P.) since December 1994.  From March 1990 to
 December 1994, he was a Vice President of Signature Financial Group.  From August 1980 to March
 1990, he was Vice President of The Putnam Companies.  His date of birth is May 29, 1958.

GIANCARLO (JOHN) E. ROSATI-Assistant Treasurer; Vice President of The Managers
Funds LLC (formerly The Managers Funds, L.P.) since July 1992.  From July 1986 to June 1992, he was an Assistant Vice President of The Managers Funds, L.P.

PETER M. MCCABE-Assistant Treasurer; Portfolio Administrator of The Managers
 Funds LLC (The Managers Funds, L.P.) since August 1995.  From July 1994 to August 1995, he was a Portfolio Administrator withat Oppenheimer Capital, L.P.  From September 1990 to June 1994, he
 was a college student.  His date of birth is September 8, 1972.

LAURA A. DESALVO-Assistant Secretary; Legal/Compliance Officer of The Managers
 Funds LLC (formerly The Managers Funds, L.P.) since September 1997.  From August 1994 to June
 1997, she was a law student and from 1990 to June 1994 she was a college student.  Her date of birth is November 10, 1970.
*Mr. Watson and Mr. Healey are "interested persons" (as defined in the 1940 Act) of the Funds.

Trustee Compensation

     Each Trustee of the Trust is currently paid an annual fee of $10,000 for serving as Trustee of the Trust and the Fund. Each Trustee also receives an additional fee of $750 for each in-person meeting attended and $200 for each telephonic meeting. The Trustees may serve as directors of other corporations that are unrelated to the Trust.

       The   following   table  sets  forth   each   Trustee's
compensation expenses paid by the Trust for the calendar year ended December 31, 1998.

                            Pension
                            or          Estimat  Total
                            Retiremen   ed       Compensati
                 Aggregate  t           Annual   on    from
                 Compensat  benefits    benefit  Funds  and
Name & Position  ion from   accrued     s upon   Fund
                 Fund       as part     Retirem  Complex
                            of Fund     ent      Paid    to
                            expenses             Trustees
William W.                $       ----     ----           $
Graulty*           8,650.00                        8,650.00
Madeline H.       13,950.00       ----     ----   13,950.00
McWhinney
Steven J.         13,950.00       ----     ----   13,950.00
Paggioli
Thomas R.         13,200.00                       13,200.00
Schneeweis
Robert P. Watson       0.00       ----     ----        0.00

*Mr. Graulty resigned as Trustee of the Trust on September 14,
1998.

Trustees of the Portfolio

     The Trustees of the Portfolio, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

     FREDERICK S. ADDY-Trustee; Retired; Prior to April 1994,
Executive Vice President and Chief Financial Officer, Amoco
Corporation.  His address is 5300 Arbutus Cove, Austin, Texas
78746, and his date of birth is January 1, 1932.

     WILLIAM G. BURNS-Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200
Alaqua Drive, Longwood, Florida 32779, and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER-Trustee; Retired; Former Senior
Vice President, Morgan Guaranty Trust Company of New York.
His address is 14 Alta Vista Drive, RD #2, Princeton, New
Jersey 08540, and his date of birth is May 23, 1934.

     MATTHEW HEALEY*--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436, and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI-Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Chanwood Drive, Suffern, New York 10910, and his date of birth is March 17, 1934.
*Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Portfolio. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the Adviser due to his son's affiliation with JPMIM.

Trustee Compensation

     Each Trustee of the Portfolio is currently paid an annual fee of $75,000 for serving as Trustee of the Portfolio as well as 18 other investment companies which are affiliated with the Advisor and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships which are unrelated to these funds.

     Trustee compensation expenses paid by the Portfolio for the calendar year ended December 31, 1998 are set forth below.

                                                               Total
Trustee

Compensation
                                                          Accrued by
the
                                                           Aggregate
Master Portfolios*,
                                                             Trustee
The J.P. Morgan
                                                        Compensation
Funds and J.P.
                                                 Paid     by     the
Morgan Institutional
                                                           Portfolio
Funds and J.P. Morgan
Name    of    Trustee                                 during    1998
Series Trust during 1998.***
-----------------------                        ---------------------
----------------------------------

Frederick S. Addy, Trustee      $13,961.94           $75,000.00
William G. Burns, Trustee        13,961.94            75,000.00
Arthur C. Eschenlauer, Trustee   13,961.94            75,000.00
Matthew Healey, Trustee,
     Chairman and Chief Executive
     Officer**                   13,961.94            75,000.00
Michael P. Mallardi, Trustee     13,961.94            75,000.00
--------------------------------------------------------------
    -
*Includes the Portfolio and 18 other Portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment advisor.

**During 1998, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $157,400, contributed $23,610 to a defined contribution plan on his behalf and paid $17,700 in insurance premiums for his benefit.

***No investment company within the Portfolio's fund complex has a pension or retirement plan. Currently, there are 17 investment companies (14 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds and J.P. Morgan Series Trust) in the Portfolio's fund complex.

      The Trustees of the Portfolio decide upon general policies and are responsible for overseeing the Portfolio's various business affairs. The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds (now the J.P. Morgan Family of Funds), and the Trustees of the Portfolio are the equal and sole shareholders of Pierpont Group, Inc. The Portfolio has agreed to pay Pierpont Group, Inc. a fee in an amount approximating its reasonable costs in performing these services to the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

      The aggregate fees paid to Pierpont Group, Inc. by the Portfolio during the fiscal year ended November 30, 1996, November 30, 1997 and November 30, 1998 were $157,428,
$143,027 and $173,032, respectively.

Officers of the Portfolio

      The Portfolio's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. The Portfolio's officers conduct and supervise the business operations of the Portfolio. The Portfolio has no employees.

       The officers of the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

       MATTHEW  HEALEY;  Chief  Executive  Officer;  Chairman,
Pierpont Group, since prior to 1993.  His address is Pine Tree
Club  Estates,  10286 Saint Andrews Road,  Boynton  Beach,  FL
33436.  His date of birth is August 23, 1937.

      MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an
associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

       MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

       DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

      JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolio only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited prior to September 1993. Her address is P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 27, 1942.

       KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

      CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General
Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

      KATHLEEN K. MORRISEY; Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Prior to July 1994 she was a finance student at Stonehill College. Her date of birth is July 5, 1972.

      MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and client manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

      MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

       STEPHANIE D. PIERCE; Vice President and Assistant Secretary. Vice President and Client Development Manager for
FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968.

      GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

      CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.


           MANAGEMENT OF THE FUND AND THE PORTFOLIO

Investment Advisor

      Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. Effective October 1, 1998, the Portfolio's investment advisor is JPMIM. Prior to that date, Morgan was the investment advisor. JPMIM, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment advisor under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as a Trustee.

     J. P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $316 billion.

      J.P. Morgan has a long history of service as advisor, underwriter and lender to an extensive roster of major companies and as financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.
      The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

      Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently IBC's First Tier Money Fund Average.

      Morgan, also a wholly-owned subsidiary of J. P. Morgan, is a bank holding company organized under the laws of the Sate of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

      The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J. P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.

      As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of average daily net assets in excess of $1 billion.

      The advisory fees paid by the Portfolio to the Advisor are as follows: For the fiscal year ended November 30, 1996:
$4,503,793.   For  the fiscal year ended  November  30,  1997:
$5,063,662.   For  the fiscal year ended  November  30,  1998:
$7,199,733.

      The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

     Prior to December 1, 1995, the Money Market Fund invested directly in portfolio securities and paid advisory fees to its own investment adviser. For the eleven months ended November 30, 1995 and for the fiscal years ended December 31, 1994 and 1993, net fees after waivers paid to such adviser were $42,050, $15,126 and $6,297, respectively.

       The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

      If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

       Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Portfolio. See "Services Agent" below.

Distributor

      The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Invc. also serves as distributor (the "Distributor") in connection with the offering of the Money Market Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

      The Distribution Agreement between the Trust, on behalf of the Fund, and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment. The Distribution Agreement may be continued annually if specifically approved by the Trust's Trustees or by a vote of the Fund's outstanding shares, including a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting such approval.

Portfolio Co-Administrator

      FDI serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement dated August 1, 1996, FDI also serves as the Portfolio's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the
Portfolio's Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Portfolio expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

      FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Portfolio; (ii) provides officers for the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

      For its services under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Master Portfolios and certain other investment companies subject to similar agreements with FDI.

      The administrative fees paid to FDI by the Portfolio for the fiscal periods indicated are as follows: For the period August 1, 1996 through November 30, 1996: $33,012. For the fiscal year ended November 30, 1997: $96,662. For the fiscal year ended November 30, 1998: $115,137.

      The administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided placement agent and administrative services to the Portfolio prior to August 1,
1996) are as follows: For the Period December 1, 1995 through July 31, 1996: $272,989.

Fund Administrator

      The  Trust has separately retained the services  of  The
Managers    Funds LLC   as   administrator   (the    "Fund
Administrator"). The Fund has agreed to pay the Fund Administrator and shareholder servicing agent for the Fund a fee of 0.25% of the Fund's average daily net assets for these services. The Fund Administrator waived all of this fee through November 30, 1997. See "Management of the Fund and the Portfolio-Fund Administrator" in the Prospectus and "Expenses" below.

Services Agent

      The Portfolio has entered into Administrative Services Agreement (the "Services Agreement") with Morgan, pursuant to which Morgan is responsible for certain administrative and related services provided to the Portfolio. The Services Agreement may be terminated at any time, without penalty, by the Portfolio's Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

     Under the Services Agreement, effective August 1, 1996 the Portfolio has agreed to pay Morgan fees equal to the Portfolio's allocable share of an annual  complex-wide charge.  This charge is calculated  daily based on the aggregate net assets of the Master Portfolios and
J.P.  Morgan  Series  Trust in accordance with  the  following
annual  schedule:   0.09% of the first  $7  billion  of  their
aggregate  average  daily  net  assets  and  0.04%  of   their
aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the J.P. Morgan Funds, the J.P. Morgan Institutional
Funds, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

      Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

      Prior to December 29, 1995, the Portfolio had entered into a Financial and Fund Accounting Services Agreement with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of the Portfolio's usual and customary expenses. The services fees paid by the Portfolio to Morgan are as follows: For the fiscal year ended November 30, 1996: $891,730. For the fiscal year ended November 30, 1997:
$1,256,131.  For fiscla year ended November 30, 1998:  $1,788,454.


Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Trust's dividend disbursing agent. Pursuant to the Custodian Contract with the Portfolio, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. State Street maintains Portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of the shares of the Portfolio and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

      Boston  Financial  Data Services,  Inc.  serves  as  the
Transfer Agent for the Fund.

Financial Professionals

      The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Portfolio, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts services by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other services as Morgan or the financial professional clients may reasonably request and agree upon with the financial professional.

      Although there is no sales charge levied directly by the Portfolio, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and will not be remitted to the Portfolio or J.P. Morgan.

Independent Accountants

     The Independent Accountants of the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. The Independent Accountants of the Fund are also PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

Expenses

      From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund Administrator may decide to waive all or a portion of its fees from the Fund for such reasons as attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Fees and Expense Information located in the front of the Fund's Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund Administrator. Shareholders will be notified of any change at the time that it becomes effective.

      In addition to the fees payable to Pierpont Group, Inc.,
Morgan, JPMIM, and FDI under the various agreements discussed above, the Portfolio is responsible for usual and customary expenses
associated   with  its  operations.   Such  expenses   include
organization   expenses,  legal  fees,  accounting and audit  expenses,
insurance  costs,  the  compensation  and  expenses   of   the
Portfolio's Trustees, registration fees under federal securities laws, extraordinary expenses, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan was responsible for reimbursements to the Portfolio for the fee of the Portfolio's Administrator and the Portfolio's usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

          PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

      Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or a Sub-Adviser.

     Purchase  orders received by the Trust before  4:00  p.m.
New York Time, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed in the prospectus on any  Business  Day will receive the net asset  value  computed that  day.
Purchase oders transmitted to the Trust at the address indicated
in the Prospectus will be promptly forwarded to the Transfer Agent. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will also receive that day's
offering  price.   The  broker-dealer,  omnibus  processor  or
investment   professional   is   responsible   for    promptly
transmitting orders to the Trust. Orders accepted by the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until the clearance of the check which may take up to 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Shareholder redeeming shares of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to continue to do so, and in the case the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

      If the Fund or the Portfolio determines that it would be detrimental to the best interest of the remaining shareholders of the Fund or Portfolio to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

      Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted
in  proper  form.   To  be in proper form,  the  request  must
include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the account.
 In addition, if a shareholder sends a  check
for the purchase of fund shares and shares are purchased never the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund and the Portfolio reserve the right to suspend the right of redemption and to postpone the  date  of  payment upon redemption beyond  seven  days  as
follows:   (i) during periods when the New York Stock Exchange
is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from any Fund into shares of any other of The Managers Funds without any charge. An exchange may be made as long as after the exchange the investor has shares, in each Fund where he or she remains an investor, with a value of at least that Fund's minimum investment amount. Shareholders should read the Prospectus of the Fund that they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Exchanges are in effect purchases of one Fund and redemptions of another Fund, and therefore, the usual purchase and redemptions procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     The Money Market Fund computes its Net Asset value once daily on Monday through Friday on each day on which the New York Stock Exchange ("NYSE") is open for trading at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of trading on the New York Stock Exchange in observance of these holidays, the Fund and the Portfolio may close for purchases and redemptions in advance of the end of trading of the money markets. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of each Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

      The  Portfolio's portfolio securities are valued by  the
amortized  cost  method.   The  purpose  of  this  method   of
calculation is to attempt to maintain a stable net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the
instrument.   If  a difference of more than  1/2  of  1%  occurs
between valuation based on the amortized cost method and valuation based on market value, the Trustees of the Portfolio will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the
number   of   outstanding  Fund  shares.   Any  reduction   of
outstanding shares will be effected by having each shareholder contribute to the Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by the investor's investment in the Funds. See "Taxation of the Funds" below.

Dividends and Distributions

     Each of the Funds declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                     TAXATION OF THE FUNDS

      The following discussion of tax consequences is based on U.S. Federal tax laws in effect as of the date of this SAI.
These laws and regulations are subject to change by legislative or administrative action.

      Each Fund intends to qualify and remain qualified as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of certain securities, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

      Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements a by the end of the calendar year. The Funds intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

      For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year generally will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

      Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholders has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend of shares in the Fund.

      To maintain a constant $1.00 per share net asset value, the Trustees of the Portfolio may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of the Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Thew difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

     Gains and losses on the sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year, except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by the Portfolio, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of the Fund's shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

     Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

      If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions to non-corporate shareholders.

      Foreign Shareholders. Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate)
unless the dividends are effectively connected with a U.S. trade of business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade of business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

      In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

      State and Local Taxes. The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

      Other Taxation. The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund in the Trust is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund of the Trust continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to federal income taxation or income or franchise tax in the State of New York of The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

                       PERFORMANCE DATA

      From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the Prospectus.

      Yield Quotations. As required by the regulations of the SEC, current yield for the Money Market Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

      For the seven calendar days ended November 30, 1998, the current yield and effective yield of the Money Market Fund were 5.09% and 5.22%, respectively. These figures reflect a fee waiver in effect during the relevant time period. In the absence of such waiver, these figures would have been 4.89% and 5.01%, respectively.

      Total Return Quotations. As required by the regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount that would have been received upon redemption. As of November 30, 1998, the Money Market Fund's annualized one-, five- and ten-year total returns were 4.82%, 4.89% and 5.21%, respectively.

       Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

      General. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its total operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

      From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund, (5) descriptions of investment strategies for the Fund,
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings br recognized rating organizations;
(9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

Portfolio Transactions

      The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See "Investment Objective and Policies."

      Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      Portfolio transactions will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective. See "Investment Objectives and Policies."

       In  connection  with  portfolio  transactions  for  the
Portfolio,  Morgan  intends  to  seek  best  execution  on   a
competitive basis for both purchases and sales of securities.

       The Portfolio has a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

      Subject to the overriding objective of obtaining best execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Portfolio, the commissions, fees or other renumeration received by such affiliates must be reasonable and fair compared to the commissions, fees or other renumeration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other renumeration paid to such affiliates are consistent with the foregoing standard.

      Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Co-Administrator, the Advisor, the Fund's Administrator or the Distributor or any other "affiliated person" as defined in the 1940 Act, of the Co-Administrator, Advisor, Fund Administrator or Distributor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

     On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other customers including other Portfolios, the Advisor, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold, as well as any expense incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

Massachusetts Trust

      The Fund is a separate and distinct series of the Trust which is commonly known as a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

      Effective  May  12, 1997, the name of  The  Money  Market
Portfolio was changed to The Prime Money Market Portfolio.

      Under Massachusetts's law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

      No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdiction, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

      The  Trust  shall  continue without  limitation  of  time
subject   to  the  provisions  in  the  Declaration  of   Trust
concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

      The Trust is an open-end management investment company organized as a Massachusetts business trust in which each of the Funds represent a separate series of shares of beneficial interest. See "Massachusetts Trust" above.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value)  of  one  or more series and to divide  or  combine  the shares of any series, if applicable without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than
50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

      Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanies by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

      The Trustees have authorized the issuance and sale to the public of shares of ten series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Control Persons

      As of March 11, 1999, the following persons or entities owned more than 5% of the outstanding share of the Fund.
Certain of these shareholders are omnibus organizations.

     Sanwa Bank, San Francisco, California                  14%
     Bear Stearns, Brroklyn, New York                    7%
     Benefits Resources, Inc., Shelton, Connecticut                6%
     DCIP, Las Vegas, Nevada                        6%

Management Ownership

      As of January 21, 1999, all management personnel (i.e., Fund officers, Trustees and advisory board members) as a group owned beneficially less than 1% of the outstanding shares of the Fund, except for Robert P. Watson who owns 72,704 of the outstanding shares of the Fund.

Master-Feeder Investment Structure

      Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, also called the "Master Portfolio." The Portfolio is a separate registered investment company with the same investment objective as the Fund, also called the "Feeder Fund." Generally, when a Master Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Feeder Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which the shares of the Fund shall be entitled to vote.

      In additional to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's exposure. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Fund.

Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require additional withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of the Portfolio's portfolio securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or may adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a Fund). Also, funds with greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by the Fund's shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do not give voting instructions. Shareholders of the Fund who do not vote will have no affect on the outcome of such matters.

Additional Information

       This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Portfolio's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the Exhibits filed therewith may be examined at the office of the SEC in Washington DC.

      Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                     FINANCIAL STATEMENTS

      The following audited Financial Statements and the Notes for the Fund, and the Report of Independent Accountant of PricewaterhouseCoopers LLP are incorporated by reference to this SAI from their respective annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The following Financial Statements and reports are available without charge by calling The Managers Funds at
(800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.



                          APPENDIX A

                DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -      Debt rated AAA has the highest ratings assigned  by
     Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -      Debt  rated  BBB is regarded as having an  adequate
     capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -     This designation indicates that the degree of safety
     regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 -   The short-term tax-exempt note rating of SP-1 is  the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 -     The  short-term tax-exempt note rating of SP-2  has
     satisfactory capacity to pay principal and interest.

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -      Bonds  which are rated Aaa are judged to be of  the
     best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -      Bonds  which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which  are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers   rated   Prime-1  (or  related   supporting
          institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          --   Leading  market  positions in well  established
               industries.
          --   High rates of return on funds employed.
          --   Conservative  capitalization  structures   with
               moderate  reliance  on  debt  and  ample  asset
               protection.
          --   Broad  margins  in earnings coverage  of  fixed
               financial   charges  and  high  internal   cash
               generation.
          --   Well established access to a range of financial
               markets   and  assured  sources  of   alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.



                    THE MANAGERS FUNDS


PART C.        OTHER INFORMATION
               -----------------

Item 23.       Exhibits
               --------

1. (a)    -Declaration of Trust dated November 23, 1987

          Previously filed with Post-Effective Amendment No. 20 of the Registrant with the Securities and Exchange Commission on 9/28/90; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated May 12, 1993.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated June 30, 1993.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated December 8, 1997.

                Previously  filed with Post-Effective  Amendment
          No. 43 of the Registrant with the Securities and Exchange Commission on 4/29/98.

   (b)    By-Laws of the Trust.

                Previously filed with Post-Effective Amendment No. 20 of the Registant with the Securities and Exchange Commission on 9/28/90; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (c)    Instruments Defining Rights of Security Holders.

                Previously filed with Post-Effective Amendment No. 34 of the Registrant with the Securities and Exchange Commission 3/7/95; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (d)    Investment Advisory Contracts.
THE MANAGERS FUNDS


PART C.OTHER INFORMATION
-----------------

Item 23.Exhibits
--------

1.(a)-Declaration of Trust dated November 23, 1987

Previously filed with Post-Effective Amendment No. 20 of the Registrant with the Securities and Exchange
Commission on 9/28/90; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

-Amendment to Declaration of Trust dated May 12, 1993.

Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

-Amendment to Declaration of Trust dated June 30, 1993.

Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

-Amendment to Declaration of Trust dated December 8, 1997.

Previously filed with Post-Effective Amendment No. 43 of the Registrant with the Securities and Exchange Commission on 4/29/98.

(b)By-Laws of the Trust.

Previously filed with Post-Effective Amendment No. 20 of the Registant with the Securities and Exchange Commission on 12/28/90; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

  (c)Instruments Defining Rights of Security Holders.

Previously filed with Post-Effective Amendment No. 34 of the Registrant with the Securities and Exchange Commission
3/7/95; Refiled electronically with Post-Effective Amendment No.
41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

(d)Investment Advisory Contracts.
 -Form of Fund Management Agreement dated April 1, 1999 between The Managers Funds LLC and the Trust.

-Fund Management Agreement dated August 17, 1990 between EAIMC Partners, L.P. (now "The Managers Funds, L.P.")
and the Trust.

Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

 -Form of Asset Management Agreement between The
 Managers Funds LLC and each of the Asset Managers identified in the Registration Statement

  -Asset Management Agreements between The Managers
Funds, L.P. and each of the Asset Managers identified in the Registration Statement.

Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

(e)Underwriting Contracts.
 -Form of Distribution Agreement between The Managers
 Funds and The Managers Funds LLc dated April 1, 1999

-Form of Distribution Agreement between The Managers
Funds and The Managers Funds, L.P.

Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

(f)Bonus or Profit Sharing Contracts.

Not Applicable.

(g)Custodian Agreements.
-Form of the Custodian Agreement with State Street
Bank and Trust Company.

Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

(h)Other Material Contracts.
-Transfer Agency Agreement between The Managers Funds and
State Street Bank and Trust Company.

Previously filed with Post-Effective Amendment No. 33 of the Registrant with the Securities and Exchange Commission on 4/24/94; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.


 -Form of Administration and Shareholder Servicing
 Agreement between the Trust and The Managers Funds LLC

-Form of Administration and Shareholder Servicing Agreement between the Trust and The Managers Funds, L.P.

Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment
No. 41 of the Registrant with the Securities and Exchange
Commission on 10/16/97.

 -Form of License Agreement Relating to the Use of Name between The Managers Funds and The Managers Funds LLC

  -Form of License Agreement Relating to the Use of Name between The Managers Funds and The Managers Funds, L.P.

Previously filed with Post-Effective Amendment No. 28 of the
Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

 (i)Opinion and Consent of Swidler Berlin Shereff Friedman, LLP

Refiled electronically in and incorporated by reference to PEA 41 on 10/16/97; initially filed in PEA 20 on 9/28/90.

(j)Other Opinions.
 -Consent of Independent Accountants PricewaterhouseCoopers
 LLP

(k)Omitted Financial Statements.
Not Applicable.

(l)Initial Capital Agreements.
Not Applicable.

(m)Rule 12b-1 Plan.
Not Applicable.

*(n)Financial Data Schedules.
-Income Equity Fund
-Capital Appreciation Fund
-Special Equity Fund
-International Equity Fund
-Emerging Markets Equity Fund
-Bond Fund
-Short and Intermediate Bond Fund
-Intermediate Mortgage Fund
-Global Bond Fund
-Money Market Fund

(o)Rule 18f-3 Plan.
Not Applicable.

2.(a)Powers of Attorney for William H. Graulty, Madeline H.
McWhinney, Steven J. Paggioli, Thomas R. Schneeweis, Robert P.
Watson and Donald S. Rumery

Previously filed with Post-Effective Amendment No. 42 of the Registrant with the Securities and Exchange Commission on 12/31/97.

          (b) Powers of Attorney for the Trustees and President and Treasurer of The Prime Money Market Portfolio:
          Michael P. Mallardi, Frederick S. Addy, William G. Burns, Matthew Healey, Arthur C. Eschenlauer and George A, Rio

                Previously  filed with Post-Effective  Amendment
          No.  41  of  the  Registrant with the  Securities  and
          Exchange Commission on 10/16/97.
-----------------------------------------
* Included as an exhibit to this filing.

Item 24.            Persons Controlled by or Under Common
               Control with the Funds.
                         ---------------------------------------
               ------

               None.

Item 25.       Indemnification.
               ----------------
The following sections of the Registrant's Declaration of Trust, dated November 23, 1987, which relate to indemnification of Trustees, officers and others by the Trust and to exemption from personal liability of Trustees, officers and others, also relate to indemnification: Section 2.9 (d), (f); Sections 4.1 - 4.3; and Section 8.3 (b).

These Sections are reproduced below.

     Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: (d) purchase, and pay for out of the Trust
Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

                         ARTICLE IV

          LIMITATIONS OF LIABILITY OF SHAREHOLDERS,
                     TRUSTEES AND OTHERS

      Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than to the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this
Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     Section  4.2.   Non-liability  of  Trustees,  Etc.   No
Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

    Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

              (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:


               (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii)   with respect to any matter as to which
     he  shall   have been finally adjudicated not  to  have
     acted in good  faith in the reasonable belief that  his
     action was in the   best interest of the Trust;

               (iii) in the event of a settlement involving a final adjudication as provided in paragraph
          (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by
          (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (C)   The  rights  of indemnification  herein
          provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d)  Expenses of preparation and presentation
          of a defense to any claim, action, suit or proceeding of the character described in paragraph
          (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

    Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 26.              Business  and  Other  Connections  of  the
               Investment Adviser.
                         ---------------------------------------
               ----------
The business and other connections of the officers and directors of The Managers Funds, L.P. (the Registrant's Manager), and the asset managers of the Registrant are listed in Schedules A and D of their respective ADV Forms as currently on file with the Commission, the texts of which Schedules are hereby incorporated herein by reference.

The file numbers of said ADV Forms are as follows:
The file numbers of said ADV Forms are as follows:

    The Managers Funds LLC               801-56365

 Scudder Kemper Investments, Inc.801-252
Chartwell Investment Partners, L.P.    801-54124
    Roxbury Capital Management, LLC801-55521
    Essex Investment Management Co., LLC   801-12548
Kern Capital Management LLC            801-54766
    Liberty Investment Management, a
  Division of Goldman Sachs Asset
  Management          801-21343
Pilgrim, Baxter & Associates, Ltd.801-19165RC
Westport Asset Management, Inc.801-21854
Lazard Asset Management801-6568
King Street Advisors, Limited801-55470
Loomis, Sayles & Company, L.P.       801-17000
   Standish, Ayer & Wood, Inc.801-584


Rogge Global Partners, plc.            801-25482




Item 27.       Principal Underwriters.
               -----------------------
     (a) The Managers Funds LLC ("TMF") acts as principal underwriter for the Registrant. TMF does not currently act as principal underwriter for any other investment company. TMF's address is 40 Richards Avenue, Norwalk, Connecticut 06854.

     (b) The  business and other connections of the officers
          and   directors  of  The  Managers   Funds LLC
          (formerly The Managers Funds, L.P.) (the Registrant's Manager), are listed in Schedules A and D of its
          ADV Form as currently on file with the Commission,
          the   text   of   which   Schedules   are   hereby
          incorporated herein by reference. The file number of said ADV Form is 801-56365.

     (c)  Not Applicable.

Item 30.       Location of Accounts and Records.
               ---------------------------------

          All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 promulgated thereunder are maintained in the following locations:

Rule 31a-1

(a) Records forming the basis for financial statements of Registrant are kept at the principal offices of SSB, Managers, Adviser & AM (see legend below).

Legend:       Managers:      The Managers Funds
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              SSB:           State Street Bank and Trust
                              Company
                             225 Franklin Street
                             Boston, Massachusetts  02110

              Adviser:       The Managers Funds LLC
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              AM:            Asset Managers (see Statement of
                              Additional Information section
                              entitled "Management of the
                              Funds" for the name, address
                              and a description of the asset
                              managers of each Fund)

(b)  Managers Records:


                 (1)      SSB -- Journals containing daily
                 record of securities transactions,
                 receipts and deliveries of securities and receipts and disbursements of cash.

                 (2)      SSB -- General and auxiliary
                         ledgers

                 (3)      Not Applicable

                 (4)      Managers -- Corporate Documents

                 (5)      AM -- Brokerage orders

                 (6)      AM -- Other portfolio purchase
                          orders

                 (7)      SSB -- Contractual commitments

                 (8)      SSB and Managers -- Trial balances

                 (9)      AM -- Reasons for brokerage
                          allocations

                 (10)     AM -- Persons authorizing
                          purchases and sales

                 (11)     Managers and AM -- Files of
                          advisory material


(c)    Not applicable

(d)  Adviser -- Broker/dealer records, to the
                extent applicable

(e)  Not applicable

(f)  Adviser and AM -- Investment adviser records


Item 31.       Management Services.
               --------------------

          Not Applicable.


Item 32.       Undertakings.
               -------------

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

  (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.



                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk, and the State of Connecticut on this 31st day of March, 1999.

                        THE MANAGERS FUNDS

                        By:/s/Robert P. Watson
                           Robert P. Watson
                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Robert P. Watson*
--------------------
Robert P. Watson
Trustee and President
Principal Executive
Officer

Donald S. Rumery*
--------------------
Donald S. Rumery
Principal Financial
and Accounting Officer

Madeline H. McWhinney*
---------------------
Madeline H. McWhinney
Trustee

Steven J. Paggioli*
---------------------
Steven J. Paggioli
Trustee

Thomas R. Schneeweis*
---------------------
Thomas R. Schneeweis
Trustee

By: /s/Robert P. Watson
    Robert P. Watson, as attorney-in-fact pursuant to a
power of attorney previously filed.


                           SIGNATURES

        The Prime Money Market Portfolio (the "Portfolio") has duly caused this registration statement on Form N-1A ("Registration Statement") of The Managers Funds (the "Trust") (File No. 2-84012) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 31st day of March, 1999.


THE PRIME MONEY MARKET PORTFOLIO

By: /s/ Jacqueline Henning
Jacqueline Henning
Assistant Secretary and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on March 31, 1999.

George A. Rio*
-------------------------
George A. Rio
President and Treasurer (Principal Financial and Accounting
Officer) of the Portfolio

Matthew Healey*
-------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal
Executive Officer) of the Portfolio

Frederick S. Addy*
-------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
-------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
------------------------
Michael P. Mallardi
Trustee of the Portfolio

*By /s/ Jacqueline Henning
-------------------------
    Jacqueline Henning, as attorney-in-fact pursuant to a
power of  attorney previously filed.

Exhibit 1(d)
------------
FUND MANAGEMENT AGREEMENT
-----------------------------
THIS MANAGEMENT AGREEMENT
is made as of this 1st day of April,
1999, 1999, between The Managers
Funds, a business trust organized
under the laws of the Commonwealth of
Massachusetts ("Company") and The
Managers Funds LLC, a limited
liability company organized under the
laws of the State of Delaware
("Manager").  This Agreement shall
not become effective as to any Series
unless the shareholders of such
Series approve this Agreement

WHEREAS, the Company
operates as an investment company
registered under the Investment
Company Act of 1940, as amended (the
"Investment Company Act") for the
purpose of investing and reinvesting
the assets of its various series
(each a "Series", each of which is
listed in Appendix A hereto) in
securities pursuant to investment
objectives and policies as set forth
more fully in its Declaration of
Trust, its By-Laws and its
Registration Statement under the
Investment Company Act and the
Securities Act of 1933, as amended,
all as amended and supplemented from
time to time; and the Company desires
to avail itself of the services,
information, advice, assistance and
facilities of a fund manager and to
have a fund manager provide or
perform for it various administrative
management, statistical, research,
portfolio manager selection and other
services; and

WHEREAS, the Company and
The Managers Funds, L.P. ("TMFLP")
have previously entered into a Fund
Management Agreement dated August 17,
1990 (the "Prior Agreement") pursuant
to which TMFLP has provided
investment management services to the
Company; and

WHEREAS, TMFLP has, on the
date hereof, April 1, 1999 converted
into a limited liability company and
Affiliated Managers Group, Inc. has
acquired a 95% interest in its
profits and a 100% interest in its
capital, and such transaction has
effected an assignment of the Prior
Agreement which has caused the
termination of the Prior Agreement;
and

WHEREAS, the Manager is
registered as an investment adviser
under the Investment Advisers Act of
1940, as amended; and

WHEREAS, the Manager
desires to provide services to the
Company in consideration of and on the
terms and conditions hereinafter set
forth;

NOW, THEREFORE, Company and
Manager agree as follows:

1.  EMPLOYMENT OF THE MANAGER.
The Company hereby employs the
Manager to manage the investment
and reinvestment of the assets
of the Company's various Series
in the manner set forth in


and to administer its business
and administrative operations,
subject to the direction of the
Trustees and the officers of the
company, for the period in the
manner, and on the terms
hereinafter set forth.  The
Manager hereby accepts such
employment and agrees during
such period to render the
services and to assume the
obligations herein set forth.
The Manager shall for all
purposes herein be deemed to be
an independent contractor and
shall, except as expressly
provided or authorized (whether
herein or otherwise) have no
authority to act for or
represent the Company in any way
or otherwise be deemed an agent
of the Company.

2.  OBLIGATION OF AND SERVICES
TO BE PROVIDED BY THE MANAGER.
The Manager undertakes to
provide the services hereinafter
set forth and to assume the
following obligations:

A. Corporate Management and
Administrative Services.

(a) The Manager shall furnish to the
Company adequate (i)office space,
which may be space within the offices
of the Manager or in such other place
as may be agreed upon from time to
time, (ii) office furnishings,
facilities and equipment as may be
reasonably required for managing and
administering the operations and
conducting the business of the
Company, including complying with the
securities, tax and other reporting
requirements of the United States and
the various states in, which the
Company does business, conducting
correspondence and other
communications with the shareholders
of the Company, and maintaining or
supervising the maintenance of all
internal bookkeeping, accounting and
auditing services and records in
connection with the company to
investment and business activities.
Company agrees that its shareholder
recordkeeping services, the computing
of net asset value and the preparation
of certain of its records required by
Section 31 of the Investment Company
Act and the Rules promulgated
thereunder are to be performed by
Company's transfer agent, custodian or
portfolio managers, and that with
respect to  these services Manager's
obligations under this Section 2(A)
are supervisory in nature only.

(b)  The Manager shall employ or
provide and compensate the executive,
administrative, secretarial and
clerical personnel necessary to
supervise the provisions of the
services set forth in subparagraph 2
(A) (a) above, and shall bear the
expense of providing such services,
except as may otherwise be provided in
Section 4 of this Agreement.  The
Manager shall also compensate all
officers and employees of the Company
who are officers or employees of the
Manager.

B.  Investment Management
Services.

(a)  The Manager shall have
overall supervisory responsibility for
the general management and investment
of the assets and securities portfolio
of each of the company's various
Series subject to and in accordance
with the investment objectives,
policies and restrictions of each such
Series, and any directions which the
Company's Trustees may issue to the
Manager from time to time.

(b)  The Manager shall provide
overall investment programs and
strategies for the Company, and more
particularly for each Series, shall
revise such programs as necessary and
shall monitor and report periodically
to the Trustees concerning the
implementation of the programs.

(c)  The Company intends to
appoint one or more persons or
companies ("Portfolio Managers"), and
each Portfolio Manager shall have full
investment discretion and shall make
all determinations with respect to the
investment of the portion of the
particular Series' assets assigned to
that Portfolio Manager and the
purchase and sale of portfolio
securities with those assets, and take
such steps as may be necessary to
implement such appointments.  The
Manager shall not be responsible or
liable for the investment merits of
any decision by a Portfolio Manager to
purchase, hold or sell a security for
the portfolio of the Series for which
it acts as Portfolio Manager.

(d)The Manager shall evaluate
Portfolio Managers and shall advise
the Trustees of the Company of the
Portfolio Managers which the Manager
believes are best suited to invest the
assets of each Series; shall monitor
and evaluate the investment
performance of each Portfolio Manager
employed by each Series; shall
allocate the portion of each Series'
assets to be managed by each Portfolio
Manager; shall recommend changes of or
additional Portfolio Managers when
appropriate; shall coordinate the
investment activities of the Portfolio
Managers; and shall compensate the
Portfolio Managers.

(e)The Manager shall render
regular reports to the Company, at
regular meetings of the Trustees, of,
among other things, the decisions
which it has made with respect to the
allocation of assets among Portfolio
Managers.

C.  Provision of
Information Necessary for
Preparation of Securities
Registration Statements,
Amendments and Other
Materials.

The Manager will make available
and provide financial,
accounting and statistical
information required by the
Company in the preparation of
registration statements, reports
and other documents required by
federal and state securities
laws, and such information as
the Company may reasonably
request for use in the
preparation of registration
statements, reports and other
documents required by federal
and state securities laws and
such information as the Company
may reasonably request for use
in the preparation of such
documents or of other materials
necessary or helpful for the
underwriting and distribution of
the Company's shares.

D.Other Obligations and
Services.

The Manager shall make available
its officers and employees to
the Trustees and officers of the
Company for consultation and
discussion regarding the
administration and management of
the Company and its
investment activities.

3.  EXECUTION AND ALLOCATION OF
PORTFOLIO BROKERAGE COMMISSIONS.
Portfolio Managers, subject to
and in accordance with any
directions the Company's
Trustees may issue from time to
time, shall place, in the name
of the Series of the Company for
which they act as Portfolio
Manager, orders for the
execution of that Series'
portfolio transactions.  When
placing such orders, the primary
objective of the Manager and
Portfolio Managers shall be to
obtain the best net price and
execution for the series, but
this requirement shall not be
deemed to obligate the Manager
or a Portfolio Manager to place
any order solely on the basis of
obtaining the lowest commission
rate if the other standards set
forth in this section have been
satisfied. The Company
recognizes that there are likely
to be many cases in which
different brokers are equally
able to provide such best price
and execution and that, in the
selection among such brokers
with respect to particular
trades, it is desirable to
choose those brokers who furnish
brokerage and research services,
(as defined in Section 28 (e)
(3) of the Securities Exchange
Act of 1934) or statistical
quotations and other information
to the Company, the Manager
and/or the Portfolio Managers in
accordance with the standards
set forth below.  Moreover, to
the extent that it continues to
be lawful to do so and so long
as the Trustees determine as a
matter of general policy that
the Company will benefit,
directly or indirectly, by doing
so, the Manager or a Portfolio
Manager may place orders with a
broker who charges a commission
for that transaction which is in
excess of the amount of
commission that another broker
would have charged for effecting
that transaction, provided that
the excess commission is
reasonable in relation to the


services provided by that
broker.  Accordingly, the
Company and the Manager agree
that the Manager and the
Portfolio Managers may select
brokers for the execution of the
Company's portfolio transactions
from among:

A.  Those brokers and
dealers who provide
brokerage and research
services, or statistical
quotations and other
information to the Company,
specifically including the
quotations necessary to
determine the value of the
Company's Series' net
assets in such amount of
total brokerage as may
reasonably be required in
light of such services;

B.  Those brokers and
dealers who supply
brokerage and research
services to the Manager or
the Portfolio Managers
which relate directly to
portfolio securities,
actual or potential, of the
Series, or which place the
Manager or Portfolio
Managers in a better
position to make decisions
in connection with the
management of the Series
assets and portfolio,
whether or not such data
may also be useful to the
Manager and its affiliates,
or the Portfolio Managers
and their affiliates, in
managing other portfolios,
including other Series, or
advising other clients, in
such amount of total
brokerage
as may reasonably
be required.

The Manager shall render
regular reports to the Company of the
total brokerage business placed and
the manner in which the allocation has
been accomplished.

The Manager agrees and each
Portfolio Manager will be required to
agree that no investment decision will
be made or influenced by a desire to
provide brokerage for allocation in
accordance with the foregoing, and
that the right to make such allocation
of brokerage shall not interfere with
the Manager's or Portfolio Managers'
primary duty to obtain the best net
price and execution for the Company.

4.  EXPENSES OF THE COMPANY.  It
is understood that the Company
will pay all its expenses other
than those expressly assumed by
the Manager herein, which
expenses payable by the company
shall include:

A.Expenses of all audits
by independent public
accountants;

B.Expenses of transfer
agent, registrars dividend
disbursing agent and
shareholder recordkeeping
services;

C.Expenses of custodial
services including
recordkeeping services
provided by the Custodian;

D.Expenses of obtaining
quotations for calculating
the value of the Company's
net assets;

E.Salaries and other
compensation of any of its
executive officers and
employees, if any, who are
not officers, directors,
stockholders or employees
of the Manager;

F.Taxes levied against the
Company;

G.Brokerage fees and
commissions in connection
with the purchase and sale
of portfolio
securities for the Company;

H.Costs, including the
interest expense, of
borrowing money;

I.Costs and/or fees
incident to Trustee and
shareholder meetings of the
Company, the preparation
and mailing of prospectuses
and reports of the Company
to its shareholders, the
filing of reports with
regulatory bodies, the
maintenance of the
Company's corporate
existence, and the
registration of shares with
federal and state
securities authorities;

J.Legal fees, including
the legal fees related to
the registration and
continued qualification of
the Company's Shares for
sale;

K.Costs of printing stock
certificates representing
shares of the Company's
various Series;

L.Trustees' fees and
expenses of Trustees who
are not directors,
officers, employees or
stockholders of the Manager
or any of its affiliates;
and

M.Its pro rata portion of
the fidelity bond required
by Section 17(g) of the
Investment Company Act, or
other insurance premiums.

The Manager understands
that each Series will be
liable for the expenses
attributable to such
Series.

5.   ACTIVITIES AND AFFILIATES
OF THE MANAGER.

A.The services of the
Manager to the Company
hereunder are not to be
deemed exclusive, and the
Manager and any of its
affiliates shall be free to
render similar services to
others.  The Manager shall
use the same skill and care
in the management of the
Company's assets as it uses
in the administration of
other accounts to which it
provides asset management,
consulting and portfolio
manager selection services,
but shall not be obligated
to give the Company more
favorable or preferential
treatment vis-a-vis its
other clients.

B.Subject to and in accordance
with the Declaration of Trust and By-
Laws of the Company and to Section
10(a) of the Investment Company Act,
it is understood that Trustees,
officers, agents and shareholders of
the Company are or may be interested
in the Manager or its affiliates as
directors, officers, agents or
stockholders of the Manager or its
affiliates; that directors, officers,
agents and stockholders of the Manager
or its affiliates are or may be
interested in the Company as trustees,
officers, agents, shareholders or
otherwise; that the Manager or its
affiliates may be interested in the
Company as shareholders or otherwise;
and that the effect of any such
interests shall be governed by said
Declaration of Trust, By-Laws and the
Investment Company Act.

6.  COMPENSATION OF THE MANAGER.
In consideration of all of the
services provided and
obligations assumed by the
Manager pursuant to this
Agreement, each Series shall pay
the Manager a management fee
calculated as a specified
percentage of the average daily
net asset value of that Series.
Such fee, which shall be accrued
daily and paid monthly, shall be
calculated at the annual
percentage rate set forth for
the particular Series in
Appendix B to this Agreement.
Each Series shall be solely
responsible for the payment of
its management fee, and no
Series shall be responsible for
the payment of a management fee
calculated for or attributable
to any other Series.

7.  LIABILITIES OF THE MANAGER.

A.  In the absence of
willful misfeasance, bad
faith, gross negligence, or
reckless disregard of
obligations or duties
hereunder on the part of
the Manager, the Manager
shall not be subject to
liability to the Company or
any Series or to any
shareholder of the Company
for any act or omission in
the course of, or connected
with, rendering services
hereunder or for any losses
that may be sustained in
the purchase, holding or
sale of any security.

B. No provision of this
Agreement shall be
construed to protect any
Trustee or officer of the
Company, or the Manager,
from liability in violation
of Sections 17(h) and (i)
of the Investment Company
Act.

8.  RENEWAL AND TERMINATION.

A.  This Agreement shall
become effective on the
date written above and
shall continue in effect
until April 1, 2001.  This
Agreement may be continued
annually thereafter for
successive one year periods
(a) by a vote of a majority
of the outstanding shares
of beneficial interest of
each Series of the Company
or

(b) by a vote of a
majority of the Trustees of
the Company, and in either
case by a majority of the
Trustees who are not
parties to the Agreement or
interested persons of any
parties to the Agreement
(other than as Trustees of
the Company) cast in person
at a meeting called for the
purpose of voting on the
Agreement.  The aforesaid
provision that this
Agreement may be continued
"annually" shall be
construed in a manner
consistent with the
Investment Company Act and
the Rules and Regulations
promulgated thereunder.  If
continuance of this
Agreement is approved by
less than all of the
Series, it shall be deemed
terminated as to those
Series not giving their
approval, and Appendix A
and Appendix B hereto shall


reflect that fact.

B.     This Agreement

(a)  may at any time be
terminated without the payment of any
penalty by (1) vote of the Trustees of
the Company; (ii) by vote of a
majority of the outstanding voting
securities of the Company; or (iii) as
to any Series by vote of the
outstanding voting securities of such
Series, on sixty (60) days written
notice to the Manager;

(b) shall immediately
terminate in the event of its
assignment; and

(c) may be terminated by the
Manager on sixty (60) days written
notice to the Company.

C.  As used in this Section
8, the terms "assignment,"
"interested person" and
"vote of a majority of the
outstanding voting
securities" shall, have the
meanings set forth in the
Investment Company Act.

D.  Any notice under this
Agreement shall be given in
writing addressed and
delivered or mailed
postpaid, to the other
party to this Agreement at
its principal place of
business.

9.  SEVERABILITY.  If any
provision of this Agreement
shall be held or made invalid by
a court decision, statute, rule
or otherwise, the remainder of
this Agreement shall not be
affected thereby.

10.  GOVERNING LAW.  To the
extent that state law has not
been preempted by the provisions
of any law of the United States
heretofore or hereafter enacted,
as the same may be amended from
time to time, this Agreement
shall be administered, construed
and enforced according to the
laws of the State of
Connecticut.

11.  AMENDMENTS.  This
Agreement, including the
Appendix hereto, may be amended
by an instrument in writing
signed by the parties subject to
Investment Company obtaining
such approvals as may be
required by the Investment
Company Act.


IN WITNESS WHEREOF, the
parties hereto have caused this
Agreement to be executed, as of the
day and year first written above.



ATTESTTHE MANAGERS FUNDS
By:      /s/Laura A. DeSalvo    By:/s/Donald S. Rumery
 Name:Laura A DeSalvo                 Name:Donald S. Rumery
Title: Secretary


ATTESTTHE MANAGERS FUNDS LLC
By:       /s/Laura A. DeSalvo       By:/s/ Peter M. Lebovitz
Name:     Laura A. DeSalvo
Name:  Peter M. Lebovitz
Title: President




APPENDIX A
SERIES COVERED BY FUND MANAGEMENT
AGREEMENT

Capital Appreciation Fund

Special Equity Fund

Income Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Bond Fund

Intermediate Mortgage Fund
Short and Intermediate Bond Fund
Global Bond Fund











APPENDIX B
Annual rate of management fees,
expressed as a percentage of the
average net asset value of the series:

Annual Percentage
Name of Series
Rate of Management Fee
----------------                            --
---------------------
Capital Appreciation Fund0.80%
Income Equity Fund0.75%
Special Equity Fund0.90%
International Equity Fund0.90%
  Emerging Markets Equity Fund1.15%
  Short and Intermediate Bond Fund0.50%
Intermediate Mortgage Fund0.45%
Bond Fund0.625%
Global Bond Fund0.70%

Exhibit 1(d) continued
-----------------------

SUB-ADVISORY AGREEMENT

ATTENTION:

RE:  SUB-ADVISORY AGREEMENT


The MANAGERS ________________FUND (the
"Fund") is a series of a Massachusetts
business trust (the "Trust") that is
registered as an investment company
under the Investment Company Act of
1940, as amended, (the "Act"), and
subject to the rules and regulations
promulgated thereunder.

The Managers Funds LLC (the
"Manager") acts as the manager and
administrator of the Trust pursuant to
the terms of a Management Agreement
with the Trust.  The Manager is
responsible for the day-to-day
management and administration of the
Fund and the coordination of
investment of the Fund's assets.
However, pursuant to the terms of the
Management Agreement, specific
portfolio purchases and sales for the
Fund's investment portfolios or a
portion thereof, are to be made by
advisory organizations recommended by
the Manager and approved by the
Trustees of the Trust.

1.  APPOINTMENT AS A SUB-ADVISER.  The
Manager, being duly authorized, hereby
appoints and employs ________________
("Sub-Adviser") as a discretionary
asset manager, on the terms and
conditions set forth herein, of those
assets of the Fund which the Manager
determines to allocate to the Sub-
Adviser (those assets being referred
to as the "Fund Account").  The
Manager may, from time to time, with
the consent of the Sub-Adviser, make
additions to the Fund Account and may,
from time to time, make withdrawals of
any or all of the assets in the Fund
Account.

2.  PORTFOLIO MANAGEMENT DUTIES.

(a)Subject to the supervision
of the Manager and of the
Trustees of the Trust, the Sub-
Adviser shall manage the
composition of the Fund Account,
including the purchase,
retention and disposition
thereof, in accordance with the
Fund's investment objectives,
policies and restrictions as
stated in the Fund's Prospectus
and Statement of Additional
Information (such Prospectus and
Statement of Additional
Information for the Fund as
currently in effect and as
amended or supplemented in
writing from time to time, being
herein called the "Prospectus").

(b)The Sub-Adviser shall
maintain such books and
records pursuant to Rule
31a-1 under the Act and
Rule 204-2 under the
Investment Advisers Act of
1940, as amended (the
"Advisers Act"), with
respect to the Fund Account
as shall be specified by
the Manager from time to
time, and shall maintain
such books and records for
the periods specified in
the rules under the Act or
the Advisers Act.  In
accordance with Rule 31a-3
under the Act, the Sub-
Adviser agrees that all
records under the Act shall
be the property of the
Trust.

(c)The Sub-Adviser shall
provide the Trust's
Custodian, and the Manager
on each business day with
information relating to all
transactions concerning the
Fund Account.  In addition,
the Sub-Adviser shall be
responsive to requests from
the Manager or the Trust's
Custodian for assistance in
obtaining price sources for
securities held in the Fund
Account, as well as for
periodically reviewing the
prices of the securities
assigned by the Manager or
the Trust's Custodian for
reasonableness and advising
the Manager should any such
prices appear to be
incorrect.

(d)The Sub-Adviser
agrees to maintain adequate
compliance procedures to
ensure its compliance with
the 1940 Act, the Advisers
Act and other applicable
federal and state
regulations, and review
information provided by the
Manager to assist the
Manager in its compliance
review program.

(e)The Sub-Adviser
agrees to maintain an
appropriate level of errors
and omissions or
professional liability
insurance coverage

3.  ALLOCATION OF BROKERAGE.  The Sub-
Adviser shall have authority and
discretion to select brokers, dealers
and futures commission merchants to
execute portfolio transactions
initiated by the Sub-Adviser, and for
the selection of the markets on or in
which the transactions will be
executed.

(a)  In doing so, the Sub-
Adviser's primary
responsibility shall be to
obtain the best net price
and execution for the Fund.
However, this
responsibility shall not be
deemed to obligate the Sub-
Adviser to solicit
competitive bids for each
transaction, and the Sub-
Adviser shall have no
obligation to seek the
lowest available commission
cost to the Fund, so long
as the Sub-Adviser
determines that the broker,
dealer or futures
commission merchant is able
to obtain the best net
price and execution for the
particular transaction
taking into account all
factors the Sub-Adviser
deems relevant, including,
but not limited to, the


the security or commodity,
the price, the financial
condition and execution
capability of the broker,
dealer or futures
commission merchant and the
reasonableness of any
commission for the specific
transaction and on a
continuing basis.  The Sub-
Adviser may consider the
brokerage and research
services (as defined in
Section 28(e) of the
Securities Exchange Act of
1934, as amended) made
available by the broker to
the Sub-Adviser viewed in
terms of either that
particular transaction or
of the Sub-Adviser's
overall responsibilities
with respect to its
clients, including the
Fund, as to which the Sub-
Adviser exercises
investment discretion,
notwithstanding that the
Fund may not be the direct
or exclusive beneficiary of
any such services or that
another broker may be
willing to charge the Fund
a lower commission on the
particular transaction.

(b)  The Manager shall have
the right to request that
specified transactions
giving rise to brokerage
commissions, in an amount
to be agreed upon by the
Manager and the Sub-
Adviser, shall be executed
by brokers and dealers that
provide brokerage or
research services to the
Fund or the Manager, or as
to which an on-going
relationship will be of
value to the Fund in the
management of its assets,
which services and
relationship may, but need
not, be of direct benefit
to the Fund Account, so
long as (i) the Manager
determines that the broker
or dealer is able to obtain
the best net price and
execution on a particular
transaction and (ii) the
Manager determines that the
commission cost is
reasonable in relation to
the total quality and
reliability of the
brokerage and research
services made available to
the Fund or to the Manager
for the benefit of its
clients for which it
exercises investment
discretion, notwithstanding
that the Fund Account may
not be the direct or
exclusive beneficiary of
any such service or that
another broker may be
willing to charge the Fund
a lower commission on the
particular transaction.

(c)  The Sub-Adviser agrees
that it will not execute
any portfolio transactions
with a broker, dealer or
futures commission merchant
which is an "affiliated
person" (as defined in the
Act) of the Trust or of the
Manager or of any Sub-
Adviser for the Trust
except in accordance with
procedures adopted by the
Trustees.  The Manager
agrees that it will provide
the Sub-Adviser with a list
of brokers and dealers
which are "affiliated
persons" of the Trust, the
Manager or the Trust's Sub-
Advisers.

4.  INFORMATION PROVIDED TO THE
MANAGER AND THE TRUST AND TO THE SUB-
ADVISER

(a)  The Sub-Adviser agrees
that it will make available
to the Manager and the
Trust promptly upon their
request copies of all of
its investment records and
ledgers with respect to the
Fund Account to assist the
Manager and the Trust in
monitoring compliance with
the Act, the Advisers Act,
and other applicable laws.
The Sub-Adviser will
furnish the Trust's Board
of Trustees with such
periodic and special
reports with respect to the
Fund Account as the Manager
or the Board of Trustees
may reasonably request.

(b)  The Sub-Adviser agrees
that it will notify the
Manager and the Trust in
the event that the Sub-
Adviser or any of its
affiliates: (i) becomes
subject to a statutory
disqualification that
prevents the Sub-Adviser
from serving as investment
adviser pursuant to this
Agreement; or (ii) is or
expects to become the
subject of an
administrative proceeding
or enforcement action by
the Securities and Exchange
Commission or other
regulatory authority.
Notification of an event
within (i) shall be given
immediately; notification
of an event within (ii)
shall be given promptly.
The Sub-Adviser has
provided the information
about itself set forth in
the Registration Statement
and has reviewed the
description of its
operations, duties and
responsibilities as stated
therein and acknowledges
that they are true and
correct in all material
respects and contain no
material misstatement or
omission, and it further
agrees to notify the
Manager immediately of any
fact known to the Sub-
Adviser respecting or
relating to the Sub-Adviser
that causes any statement
in the Prospectus to become
untrue or misleading in any
material respect or that
causes the Prospectus to
omit to state a material
fact.

(c)  The Sub-Adviser
represents that it is an
investment adviser
registered under the
Advisers Act and other
applicable laws and that
the statements contained in
the Sub-Adviser's
registration under the
Advisers Act on Form ADV as
of the date hereof, are
true and correct and do not
omit to state any material
fact required to be stated
therein or necessary in
order to make the
statements therein not
misleading.   The Sub-
Adviser agrees to maintain
the completeness and
accuracy in all material
respects of its
registration on Form ADV in
accordance with all legal
requirements relating to
that Form.  The Sub-Adviser
acknowledges that it is an
"investment adviser" to the
Fund within the meaning of
the Act and the Advisers
Act.

5.  COMPENSATION.  The compensation of
the Sub-Adviser for its services under
this Agreement shall be calculated and
paid by the Manager in accordance with
the attached Schedule A.  Pursuant to
the provisions of the Management
Agreement between the Trust and the
Manager, the Manager is solely
responsible for the payment of fees to
the Sub-Adviser, and the Sub-Adviser
agrees to seek payment of its fees
solely from the Manager and not from
the Trust or the Fund.

6.  OTHER INVESTMENT ACTIVITIES OF THE
SUB-ADVISER.  The Manager acknowledges
that the Sub-Adviser or one or more of
its affiliates may have investment
responsibilities or render investment
advice to or perform other investment
advisory services for other
individuals or entities ("Affiliated
Accounts").  The Manager agrees that
the Sub-Adviser or its affiliates may
give advice or exercise investment
responsibility and take such other
action with respect to other
Affiliated Accounts which may differ
from the advice given or the timing or
nature of action taken with respect to
the Fund Account, provided that the
Sub-Adviser acts in good faith and
provided further, that it is the Sub-
Adviser's policy to allocate, within
its reasonable discretion, investment
opportunities to the Fund Account over
a period of time on a fair and
equitable basis relative to the
Affiliated Accounts, taking into
account the investment objectives and
policies of the Fund and any specific
investment restrictions applicable
thereto.  The Manager acknowledges
that one or more of the Affiliated
Accounts may at any time hold,
acquire, increase, decrease, dispose
or otherwise deal with positions in
investments in which the Fund Account
may have an interest from time to
time, whether in transactions which
involve the Fund Account or otherwise.
The Sub-Adviser shall have no
obligation to acquire for the Fund
Account a position in any investment
which any Affiliated Account may
acquire, and the Fund shall have no
first refusal, co-investment or other
rights in respect of any such
investment, either for the Fund
Account or otherwise.

7.  STANDARD OF CARE.  The Sub-Adviser
shall exercise its best judgment in
rendering the services provided by it
under this Agreement.  The Sub-Adviser
shall not be liable for any act or
omission, error of judgment or mistake
of law or for any loss suffered by the
Manager or the Trust in connection
with the matters to which this
Agreement relates, provided that
                The Managers Funds

deemed to protect or purport to
protect the Sub-Adviser against any
liability to the Manager or the Trust
or to holders of the Trust's shares
representing interests in the Fund to
which the Sub-Adviser would otherwise
be subject by reason of willful
malfeasance, bad faith or gross
negligence on its part in the
performance of its duties or by reason
of the Sub-Adviser's reckless
disregard of its obligations and
duties under this Agreement.

8.  ASSIGNMENT.  This Agreement shall
terminate automatically in the event
of its assignment (as defined in the
Act and in the rules adopted under the
Act).  The Sub-Adviser shall notify
the Trust in writing sufficiently in
advance of any proposed change of
control, as defined in Section 2(a)(9)
of the Act, as will enable the Trust
to consider whether an assignment
under the Act will occur, and to take
the steps necessary to enter into a
new contract with the Sub-Adviser or
such other steps as the Board of
Trustees may deem appropriate.

9.  AMENDMENT.  This Agreement may be
amended at any time, but only by
written agreement between the Sub-
Adviser and the Manager, which
amendment is subject to the approval
of the Trustees and the shareholders
of the Trust in the manner required by
the Act.

10.  EFFECTIVE DATE; TERM.  This
Agreement shall become effective on
APRIL 1, 1999 and shall continue in
effect for a term of two years from
that date.  Thereafter, the Agreement
shall continue in effect only so long
as its continuance has been
specifically approved at least
annually by the Trustees, or the
shareholders of the Fund in the manner
required by the Act. The aforesaid
requirement shall be construed in a
manner consistent with the Act and the
rules and regulations thereunder.

11.  TERMINATION.  This Agreement may
be terminated by (i) the Manager at
anytime without penalty, upon notice
to the Sub-Adviser and the Trust, (ii)
at any time without penalty by the
Trust or by vote of a majority of the
outstanding voting securities of the
Fund (as defined in the Act) on notice
to the Sub-Adviser or (iii) by the
Sub-Adviser at any time without
penalty, upon thirty (30) days'
written notice to the Manager and the
Trust.

12.  SEVERABILITY.  If any provision
of this Agreement shall be held or
made invalid by a court decision,
statute, rule, or otherwise, the
remainder of this Agreement shall not
be affected thereby but shall continue
in full force and effect.

13.  APPLICABLE LAW.  The provisions
of this Agreement shall be construed
in a manner consistent with the
requirements of the Act and the rules
and regulations thereunder.  To the
extent that state law is not preempted
by the provisions of any law of the
United States heretofore or hereafter
enacted, as the same may be amended
from time to time, this Agreement
shall be administered, construed, and
enforced according to the laws of the
State of Connecticut.


THE
MANAGE
RS
FUNDS
LLC

BY:

Its:

DATE:
ACCEPTED:

BY:

Its:

DATE:


Acknow
ledged
:
THE
MANAGE
RS
FUNDS

BY:

Its:

DATE:


SCHEDULES:A.  FEE SCHEDULE.

SCHEDULE A
SUB-ADVISER FEE

For services provided to the
Fund Account, The Managers Funds LLC
will pay a base quarterly fee for each
calendar quarter at an annual rate of
___% of average net assets in the Fund
account during the quarter. Average
assets shall be determined using the
average daily assets in the Fund
account during the quarter.  The fee
shall be pro-rated for any calendar
quarter during which the contract is
in effect for only a portion of the
quarter.

Exhibit 1(e)
------------

FORM OF
DISTRIBUTION AGREEMENT
THE MANAGERS FUNDS


AGREEMENT made this 1st day of
April,1990 by and between THE MANAGERS
FUNDS, a Massachusetts business trust
(the "Trust"), and THE MANAGERS FUNDS
LLC  (the "Distributor").

WITNESSETH:

WHEREAS, the Trust is registered
under the Investment Company Act of
1940, as amended (the "1940 Act"), as
an open-end, management investment
company and it is in the interest of
the Trust to offer shares of the
eleven separate series of the Trust,
and such other series as may be
created from time to time (each a
"Fund," and collectively, the "Funds")
for sale as described in the
Prospectus and Statement of Additional
Information of the Trust; and

WHEREAS, the Distributor is
registered as a broker-dealer under
the Securities Act of 1934, and is a
member of the National Association of
Securities Dealers, Inc. (the "NASD");
and

WHEREAS, the Trust and the
Distributor wish to enter into an
agreement with each other with respect
to the offering of the Trust's shares
in order to promote the growth of the
Trust and facilitate distribution of
its shares;

NOW, THEREFORE, it is hereby
mutually agreed as follows:

1.The Trust hereby appoints
Distributor as an underwriter of the
shares of beneficial interest of the
Trust (the "Shares"), as an
independent contractor upon the terms
and conditions hereinafter set forth.
Except as the Trust may from time to
time agree, Distributor will act as
agent for the Trust and not as
principal.  The Distributor shall be a
representative of the Trust to act an
underwriter and distributor of Shares
of the Trust sold to certain high net
worth individuals, persons or entities
resident outside the United States,
and institutions other than banks,
(collectively "Purchasers"), as agreed
to by Interactive Financial Solutions,
Inc.(the "Principal Underwriter").

2.Distributor will use its
best efforts to find Purchasers for
the Shares, to promote the
distribution of the Shares, and may
obtain orders from brokers, dealers,
or other persons for sales of Shares
to them for the account of Purchasers.
The Distributor may enter into
agreements, in form and substance
satisfactory to the Trust, with
dealers and other persons selected by
the Distributor ("Selected Dealers"),
providing for the sale to such
Selected Dealers and resale by them to
Purchasers of Shares at the applicable
public offering price.  No dealer,
broker, or other person shall have any
authority to act as agent for the
Trust; such dealer, broker, or other
person shall act only as dealers for
their own accounts or as agents for
their customers.  Nothing herein
contained shall prevent the
Distributor from serving as principal
underwriter with other investment
companies so long as those investment
companies either (a) invest all of
their assets in shares of the same
registered investment company "core"
as does the Trust (i.e., are the other
"feeders" in the same "core" as the
Trust); or (b) do not have the same
investment objectives as any series of
the Trust and the performance of the
Distributor's obligations hereunder is
not impaired thereby.

3.Sales of Shares by the
Distributor shall be made at the
applicable public offering price
determined in the manner set forth in
the current Prospectus and/or
Statement of Additional Information of
the Trust, as amended or supplemented,
at the time of the Trust's acceptance
of the order for Shares of a Fund.  It
is understood and agreed that the
applicable public offering price of
Shares is currently net asset value.
All orders shall be subject to
acceptance by the Trust, and the Trust
reserves the right in its sole
discretion to reject any order
received.  The Trust shall not be
liable to the Distributor or any other
person for failure to accept any
order.

4.On all sales of Shares, the
Trust shall receive the current net
asset value.  If sales charges are
described in the then-current
Prospectus and Statement of Additional
Information of the Trust, as amended
      40 Richards Avenue

be entitled to receive such sales
charges.  The Distributor may reallow
all or a part of any such sales
charges to such brokers, dealers, or
other persons as Distributor may
determine.  In the event that a sales
charge is in effect and Shares of a
Fund are redeemed or repurchased by
the Trust or the Distributor as agent
for the Trust, within seven business
days after confirmation by the
Distributor of the original purchase
order, the Distributor shall pay to
the Trust, for the account of that
Fund, the Disuibutor's portion of the
sales load paid on such Shares.  In
such case, the Distributor shall
require the dealer or other person
that sold the Shares so redeemed or
repurchased to refund to the
Distributor the full discount allowed
to the dealer or other person on the
sale and, upon the receipt of such
discount, the Distributor shall pay
the same to the Trust, for the account
of the appropriate Fund.

5.        The Trust agrees to
supply to the Distributor, either
directly or indirectly, promptly after
the time or times at which net asset
value is determined, on each day on
which the New York Stock Exchange is
open for business and on such other
days as the Trustees of the Trust may
from time to time determine (each such
day being hereinafter called a
"business day"), statement of the net
asset value of each Fund of the Trust
having been determined in the manner
set forth in the then-current
Prospectus and Statement of Additional
Information of the Trust, as amended
or supplemented.  Each determination
of net asset value shall take effect
as of the time or times on each
business day as set forth in the then-
current Prospectus of the Trust, as
amended or supplemented, and shall
prevail until the time as of which the
next determination is made. The
Distributor may reject any order for
Shares.  The Trust, or any agent of
the Trust designated in writing by the
trust shall be promptly advised of all
purchase orders for Shares received by
the Distributor.  Any order may be
rejected by the Trust (or its agent).
The Trust (or its agent) will confirm
orders upon their receipt and will
make appropriate book entries.  The
Distributor agrees to cause payment to
be delivered promptly to the Trust (or
its agent).

6.(a) All sales literature
and advertisements used by the
Distributor in connection with sales
of Shares shall be subject to approval
by the Trust.  The Trust authorizes
the Distributor, in connection with
the sale or arranging for the sale of
Shares, to provide only such
information and to make only such
statements or representations as are
contained in the Truses then-current
Prospectus and Statement of Additional
Information, as amended or
supplemented, or in such financial and
other statements which are furnished
to the Disuibutor pursuant to the next
paragraph or as may properly be
included in sales literature or
advertisements in accordance with the
provisions of the Securities Act of
1933 (the "1933 Act"), the 1940 Act
and applicable rules of the NASD.  The
Trust shall not be responsible in any
way for any information provided or
statements or representations made by
the Distributor or its representatives
or agents other than the information,
statements and representations
described in the preceding sentence.

(b)  The Trust shall keep
the Distributor fully informed with
regard to its affairs, shall furnish
the Distributor with a copy of all
financial statements of the Trust and
a signed copy of each report prepared
for the Trust by its independent
auditors, and shall cooperate fully in
the efforts of the Distributor to sell
the Shares and in the performance by
the Distributor of all its duties
under this Agreement.  Copies of the
then-current Prospectus and Statement
of Additional Information and all
amendments or supplements thereto will
be supplied by the Trust to the
Distributor in reasonable quantities
upon request.  The costs of printing
Prospectuses and Statements of
Additional Information for prospective
investors shall be borne by the
Principal Underwriter.

7.Distributor agrees to
comply with the Rules of Fair Practice
of the NASD.

8.(a) Any of the outstanding
shares may be tendered for redemption
at any time, and the Trust agrees to
redeem shares so tendered in
accordance with its Declaration of
Trust as amended from time to time,
and in accordance with the applicable
provisions of the Prospectus.  The
price to be paid to redeem or
repurchase shares shall be equal to
the net asset value determined as set
forth in the Prospectus.  All payments
by the Trust hereunder shall be made
in the manner set forth in Paragraph
(b) below.

(b)The Trust shall pay
the total amount of the redemption
price as defined in the above
paragraph pursuant to the instructions
of the Distributor on or before the
[seventh] day subsequent to its having
received the notice of redemption in
proper form.

(c)Redemption of shares or
payment may be suspended at
times when the New York
Stock Exchange is closed
for other than customary
weekends and holidays, when
trading on said Exchange is
restricted, when an
emergency exists as a
result of which disposal by
the Trust of securities
owned by it is not
reasonably practicable or
it is not reasonably
practicable for the Trust
fairly to determine the
value of its net assets, or
during any other period
when the Securities and
Exchange Commission, by
order, so permits.

9.  The Trust has delivered to
the Distributor a copy of the Trust's
Declaration of Trust as currently in
effect and agrees to deliver to the
Distributor any amendments thereto
promptly upon the filing thereof with
the Office of the Secretary of State
of The Commonwealth of Massachusetts.

10. The Trust represents and
warrants that its Registration
Statement, post-effective amendments,
Prospectus and Statement of Additional
Information (excluding statements
relating to the Distributor and the
services it provides that are based
upon information furnished by the
Distributor expressly for inclusion
therein) shall not contain any untrue
statement of material fact or omit to
state any material fact required to be
stated therein or necessary to make
the statements therein not misleading,
and that all statements or information
furnished to the Distributor, pursuant
to Section 6(b) hereof, shall be true
and correct in all material respects.

 11. The Trust agrees to
indemnify and hold harmless the
Distributor, its officers, and each
person, if any, who controls the
Distributor within the meaning of
Section 15 of the 1933 Act, against
any losses, claims, damages,
liabilities and expenses (including
the cost of any legal fees incurred in
connection therewith) which the
Distributor, its officers, or any such
controlling person may incur under the
1933 Act, under any other statute, at
common law or otherwise, arising out
of or based upon

(a) any untrue statement or
alleged untrue statement of a material
fact contained in the Trust's
Registration Statement, Prospectus or
Statement of Additional Information
(including amendments and supplements
thereto), or

(b) any omission or alleged
omission to state a material fact
required to be stated in the Trust's
Registration Statement, Prospectus or
Statement of Additional Information
necessary to make the statements
therein not misleading, provided,
however, that insofar as losses,
claims, damages, liabilities, or
expenses arise out of or are based
upon any such untrue statement or
omission or alleged untrue statement
or omission made in reliance and in
conformity with information furnished   Norwalk, CT 06854
                                         (203)857-5321
to the Trust by the Distributor for
use in the Trust's Registration
Statement, Prospectus or Statement of
Additional Information (including
amendments and supplements thereto),
such indemnification is not
applicable.  In no case shall the
Trust indemnify the Distributor, its
officers or its controlling person as
to any amounts incurred for any
liability arising out of or based upon
any actions for which the Distributor,
its officers, or any controlling
person would otherwise be subject to
liability by reason of willful
misfeasance, bad faith, or gross
negligence in the performance of its
duties or by reason of the reckless
disregard of its obligations and
duties under this Agreement.

12.The Distributor agrees to
indemnify and hold harmless the Trust,
its officers and Trustees and each
person, if any, who controls the Trust
within the meaning of Section 15 of
the 1933 Act against any losses,
claims, damages, liabilities, and
expenses (including the cost of any
legal fees incurred in connection
therewith) which the Trust, its
officers, Trustees or any such
controlling person may incur under the
1933 Act, under any other statute, at
common law or otherwise arising out of
the acquisition of any Shares by any
person which may be based upon any
untrue statement or alleged untrue
statement of a material fact contained
in the Trust's Registration Statement,
Prospectus or Statement of Additional
Information (including amendments and
supplements thereto), or any omission
or alleged omission to state a
material fact required to be stated
therein or necessary to make the
statements therein not misleading, if
such statement or omission was made in
reliance upon information furnished,
or confirmed in writing, to the Trust
by the Distributor for use therein.

13.  The Distributor shall bear
the expense of preparing, printing and
distributing advertising and sales
literature for Purchasers, and of
distributing Prospectuses and
Statements of Additional Information
in connection with the sale or
offering of Shares to Purchasers.  The
Trust shall bear the expense of
registering Shares under the 1933 Act
and the Trust under the 1940 Act,
qualifying shares for sale under the
so-called "blue sky" laws of any
state, the preparation and printing of
Prospectuses, Statements of Additional
Information and reports required to be
filed with the SEC and other
authorities, the preparation, printing
and mailing of Prospectuses and
Statements of Additional Information
to shareholders of the Trust, and the
direct expenses of the issue of
Shares.

14.(a) This Agreement shall
become effective on the date hereof
and shall remain in full force and
effect until April 1, 2001, and may be
continued from year to year
thereafter; provided, that such
continuance shall be specifically
approved no less frequently than
annually by the Trustees of the Trust
or by a majority of the outstanding
voting securities of the Trust, and in
either case, also by a majority of the
Trustees who are not interested
persons of the Trust or the
Distributor ("Disinterested
Trustees").  If such continuance is
not approved, the Agreement shall
terminate upon the date specified by
the Trustees in written notice to the
Distributor, which shall be no more an
60 days after the date upon which such
notice of non-renewal is delivered
personally or mailed registered mail,
postage prepaid, to the Distributor.
This Agreement may be amended with the
approval of the Trustees or a majority
of the outstanding voting securities
of the Trust, provided that in either
case, such amendment shall also be
approved by a majority of the
Disinterested Trustees.

(b)If the Trustees
determine in good faith that there is
reasonable cause to believe that the
Distributor is violating applicable
federal or state law in connection
with the distribution of shares of the
Trust and, after written notice to
Distributor of such violation which
Distributor fails to cure to the
satisfaction of the Trustees within 10
days of receipt of such notice, the
Trustees determine that the
continuation in effect of this
Agreement will result in further such
violations, to the detriment of the
Trust or its shareholders, then this
Agreement may be terminated by the
Trust without payment of any penalty.
Such termination may be effected by
written notice delivered personally or
mailed registered mail, postage
prepaid, to the Distributor.

(c) This Agreement shall
automatically terminate if it is
assigned by the Distributor.

(d) Any question of
interpretation of any term or
provision of this Agreement having a
counterpart in or otherwise derived
from a term or provision of the 1940
Act shall be resolved by reference to
such term or provision of the 1940 Act
and to interpretations thereof, if
any, by the United States courts or,
in the absence of any controlling
decision of any such court, by rules,
regulations or orders of the SEC
validly issued pursuant to the 1940
Act.  Specifically, the terms
"interested persons," "assignment" and
"vote of a majority of the outstanding
voting securities," as used in this
Agreement, shall have the meanings
assigned to them by Section 2(a) of
the 1940 Act.  In addition, when the
effect of a requirement of the 1940
Act reflected in any provision of this
Agreement is modified, interpreted or
relaxed by a rule, regulation or order
of the SEC, whether of special or of
general application, such provision
shall be deemed to incorporate the
effect of such rule, regulation or
order.  The Trust and the Distributor
may from time to time agree on such
provisions interpreting or clarifying
the provisions of this Agreement as,
in their joint opinion, are consistent
with the general tenor of this
Agreement and with the specific
provisions of this Paragraph 14(d).
Any such interpretations or
clarifications shall be in writing
signed by the parties and annexed
hereto, but no such interpretation or
clarification shall be effective in
contravention of any applicable
federal or state law regulations, and
no such interpretation or
clarification shall be deemed to be an
amendment of this Agreement.

(e)This Agreement is
made in the State of Connecticut and
except insofar as the 1940 Act or
other federal laws and regulations may
be controlling, this Agreement shall
be governed by, and construed and
enforced in accordance with, the
internal laws of the State of
Connecticut.

(f)This Agreement is
made by the Trust pursuant to
authority granted by the Trustees and
the obligations created hereby are not
binding on any of the Trustees or
shareholders of the Trust,
individually, but bind only assets
belonging to the Trust.

IN WITNESS WHEREOF, the
parties hereto have caused this
agreement to be executed by their
respective officers thereunto duly
authorized at Norwalk, Connecticut, on
the day and year first written above.

THE MANAGERS FUNDS

By:    /s/Donald S. Rumery
__________________

Title: Secretary


                         THE MANAGERS
FUNDS LLC

    By: /s/Peter
M. Lebovitz

                          Title:
President

Exhibit 1(h)
------------

ADMINISTRATION AND SHAREHOLDER
SERVICING AGREEMENT

AGREEMENT, made as of this 1st
day of April, 1999 by and between The
Managers Funds, a Massachusetts
business trust (the "Trust") composed
of ten separate series (each a "Fund")
and together the "Funds") and The
Managers Funds LLC, a limited
liability company organized under the
laws of the State of Delaware (the
"Management Company").

WITNESSETH:

engage in business as an open-end
management investment company and is
registered as such under the Investment
Company Act of 1940 (the "Act"); and

WHEREAS, the Trust requires
administration, shareholder and
shareholder-related services and the
Management Company has developed the
capability to provide, and is currently
providing, certain of the services
required by the Trust; and

WHEREAS, the Trust desires to
engage the Management Company to
continue to provide such services to
the Trust and its shareholders and to
provide certain other services which
are now and may hereafter be required
by the Trust on the terms and
conditions set forth in this Agreement;

NOW THEREFORE, in consideration of
the premises and the promises
hereinafter set forth, the Trust and
the Management Company agree as
follows:

 1.Administration, Shareholder
and Shareholder-Related Services to be
Provided.  As may be required by the
Trust, its shareholders or shareholder
representatives such as bank trust
departments and registered investment
advisers ("Shareholder
Representatives"):

(a)The Management Company shall
provide directly or supervise and
assist securities dealers in connection
with the provision of administrative
and shareholder services, consisting
of:

(i)processing and/or
coordinating Fund share
purchases and redemption
requests transmitted or
delivered to the office
of the Management
Company;

(ii)coordinating and
implementing bank-to-
bank wire transfers
in connection with
Fund share purchases
and redemption;

(iii)executing orders
under any offer of
exchange offered by
the Trust involving
concurrent purchases
and redemptions of
shares of one or more
Funds and shares of
another Fund or of
other investment
companies;

(iv)responding to
telephonic and in-
person inquiries from
shareholders or
Shareholder
Representatives
requesting
information regarding
matters such as
shareholder account
or transaction
status, net asset
value of Fund shares,
Fund performance,
Fund services, plans
and options, Fund
investment policies,
Fund portfolio
holdings and Fund
distributions and
taxation thereof;

(v)dealing with
complaints and
correspondence from
shareholders or
Shareholder
Representatives
directed to or
brought to the
attention of the
Management Company;

(vi)omnibus level support
for Shareholder
Representatives who
perform sub-
accounting for shares
held of record by
Shareholder
Representatives for
the benefit of other
beneficial owners.
Such sub-accounting
includes establishing
and maintaining
accounts and records
(such as back-up
withholding and tax
identification number
certifications) for
such beneficial
owners, and providing
periodic statements
of account to such
beneficial owners,
including combined
statements showing
such beneficial
owners' holdings in
all Funds combined.

(b)The Management Company
shall provide services in connection
with soliciting and gathering
shareholder proxies and otherwise
communicating with shareholders and
Shareholder Representatives in
connection with meetings of the
shareholders.

(c)The Management Company
shall provide services in connection
with preparing materials for and
conducting Board of Trustees meetings.

(d)The Management Company
shall provide services in connection
with such other administrative,
shareholder and shareholder-related
services, whether similar to or
different from those described in
Subparagraphs (a), (b) and (c) of this
Paragraph 1, as the parties may from
time to time agree in writing.

2.Blue Sky Services to be
Provided.  The Management Company
shall maintain under this Agreement
the registration or qualification of
the Trust and its shares under the
various appropriate state Blue Sky or
securities laws and regulations;
provided, that the Trust shall pay any
fees of counsel to the Trust or of
Blue Sky support services in
connection with such registration or
qualification and all related filing
fees and registration or qualification
fees.

3.Other Services to be
Provided.  The Management Company
shall provide such other services
required by the Trust as the parties
may from time to time agree in writing
are appropriate to be provided under
this Agreement.  In the event that the
Management Company provides any
services to the Trust, or pays or
assumes any Trust expense, which the
Management Company is not obligated to
provide, pay or assume under this
Agreement, the Management Company
shall not be obligated hereby to
provide the same or any similar
service to the Trust or to pay or
assume the same or any similar Trust
expense in the future; provided, that
nothing herein contained shall be
deemed to relieve the Management
Company of any obligation to the Trust
or any Fund under any separate
agreement or arrangement between the
parties.

4.Administration and
Shareholder Servicing Fees.  As
compensation for all services provided
and expenses paid or assumed by the
Management Company under this
Agreement, the Trust shall pay the
Management Company a monthly fee at an
annual rate of 0.25% of the average
daily net assets of the Trust, or at
such lower rate as may be established
by a vote of the Trustees.  The fees
for each month shall be payable on the
last business day of that calendar
month.

5.Manner of Providing
Services.  The Management Company may
provide services under this Agreement
through its own personnel or by
purchasing such services from a third
party.  If a third party is retained
to provide services, any fees payable
to such third party shall be paid by
the Management Company.

6.Retention of Sub-Agents.
The Management Company may, in its
discretion, retain the services of one
or more sub-agents to provide some or
all of the services contemplated  by
this Agreement.  Such sub-agents shall
be compensated by the Management
Company out of the fees it receives
under this Agreement, or out of its
other resources.  Sub-Agents may also
serve as Shareholder Representatives,
provided that any agreement pursuant
to which a Shareholder Representative
serves as a Sub-Agent shall be
substantially in the form attached
hereto as Exhibit A or in another form
approved by the Trustees of the Trust.

7.Trust Ownership of Records.
All records required to be maintained
and preserved by the Trust pursuant to
the provisions or rules or regulations
of the Securities and Exchange
Commission under Section 31(a) of the
Act and maintained and preserved by
the Management Company on behalf of
the Trust, including any such records
maintained by the Management Company
in connection with the performance of
its obligations hereunder,  are the
property of the Trust and shall be
surrendered by the Management Company
promptly on request by the Trust;
provided that the Management Company
may at its own expense, make and
retain copies of any such records.

8.Management Company
Ownership of Software and Related
Materials.All computer programs,
written procedures and similar items
developed or acquired and used by the
Management Company in performing its
obligations under this Agreement shall
be the property of the Management
Company, and the Trust will not
acquire any ownership interest therein
or property rights with respect
thereto.

9.Confidentiality.  The
Management Company agrees, on its own
behalf and on behalf of its employees,
agents and contractors, to keep
confidential any and all records
maintained and other information
obtained hereunder which relates to
the Trust or to any of the Trust's
former, current or prospective


Management Company may deliver records
or divulge information when requested
to do so by duly constituted
authorities after prior notification
to and approval in writing by the
Trust (which approval will not be
unreasonably withheld and may not be
withheld by the Trust where the
Management Company advises the Trust
that it may be exposed to civil or
criminal contempt proceedings or other
penalties for failure to comply with
such request) or whenever requested in
writing to do so by the Trust.

10.Services to Other Clients.
Nothing herein contained shall limit
the freedom of the Management Company
or any affiliated person of the
Management Company to render services
of the types contemplated hereby to
other persons, firms or corporations,
including but not limited to other
investment companies, or to engage in
other business activities.

11.Management Company Actions
in Reliance on Trust
Instructions, Legal Opinions,
Etc.: Trust Compliance with Law.

(a)The Management Company may
at any time apply to an officer of the
Trust for instructions, and may
consult with legal counsel for the
Trust or with the Management Company's
own legal counsel, in respect of any
matter arising in connection with this
Agreement; and the Management Company
shall not be liable for any action
taken or omitted to be taken in good
faith and with due care in accordance
with such instructions or with the
advice or opinion of such legal
counsel.  The Management Company shall
be protected in acting upon any such
instructions, advice or opinion and
upon any other paper or document
delivered by the Trust or such legal
counsel which the Management Company
believes to be genuine and to have
been signed by the proper person or
persons, and the Management Company
shall not be held to have notice of
any change of status or authority of
any officer or representative of the
Trust, until receipt of written notice
thereof from the Trust.

(b)Except as otherwise
provided in this Agreement or in any
separate agreement between the parties
and except for the accuracy of
information furnished to the Trust by
the Management Company, the Trust
assumes full responsibility for the
preparation, contents, filing and
distribution of its Prospectus and
Statement of Additional Information,
and full responsibility for other
documents or actions required for
compliance with all applicable
requirements of the Act, the
Securities Exchange Act of 1934, the
Securities Act of 1933, and any other
applicable laws, rules and regulations
of governmental authorities having
jurisdiction over the Trust.

12.Liability of Management
Company.  The Management Company shall
not be liable to the Trust for any
action taken or omitted to be taken by
the Management Company or its
employees, agents or contractors in
carrying out the provisions of this
Agreement if such action was taken or
omitted in good faith and without
negligence or misconduct on the part
of the Management Company, or its
employees, agents or contractors.

13.Indemnification by Trust.
The Trust shall indemnify the
Management Company and hold it
harmless from and against any and all
losses, damages and expenses,
including reasonable attorneys' fees
and expenses, incurred by the
Management Company which result from:
(i) any claim, action suit or
proceeding in connection with the
Management Company's entry into or
performance of this Agreement; or (ii)
any action taken or omission to at
committed by the Management Company in
the performance of its obligations
hereunder; or (iii) any action of the
Management Company taken upon
instructions believed in good faith by
it to have been executed by a duly
authorized officer or representative
of the Trust; provided, that the
Management Company shall not be
entitled to such indemnification in
respect of actions or omissions
constituting negligence or misconduct
on the part of the Management Company,
or its employees, agents  or
contractors.  Before confessing any
claim against it which may be subject
to indemnification by the Trust
hereunder, the Management Company
shall give the Trust reasonable
opportunity to defend against such
claim in its own name or in the name
of the Management Company.

14.Indemnification by
Management Company.  The Management
Company shall indemnify the Trust and
hold it harmless from and against any
and all losses, damages and expenses,
including reasonable attorneys' fees
and expenses, incurred by the Trust
which result from: (i)  the Management
Company's failure to comply with the
terms of this Agreement; (ii)  the
Management Company's lack of good
faith in performing its obligations
hereunder; (iii)  the negligence or
misconduct of the Management Company,
or its employees, agents or
contractors in connection herewith.
The Trust shall not be entitled to
such indemnification in respect of
actions or omissions constituting
negligence or misconduct on the part
of the Management Company, or any
affiliated person of an affiliated
person of the Management Company,
unless such negligence or misconduct
results from or is accompanied by
negligence or misconduct on the part
of the Management Company, any
affiliated person of the Management
Company, or any affiliated person of
an affiliated person of the Management
Company.  Before confessing any claim
against it which may be subject to
indemnification hereunder, the Trust
shall give the Management Company
reasonable opportunity to defend
against such claim in its own name or
in the name of the Trust.

15. Effect of Agreement.
Nothing herein contained shall be
deemed to require the Trust to take
any action contrary to its Declaration
of Trust or its By-Laws or any
applicable law, regulation or order to
which it is subject or by which it is
bound, or to relieve or deprive the
Trustees of the Trust of their
responsibility for and control of the
conduct of the business and affairs of
the Trust.

16.Term of Agreement.  The
term of the Agreement shall begin on
the date first above written, and
shall continue in effect for a one-
year term unless sooner terminated as
hereinafter provided.  Thereafter,
this Agreement shall continue in
effect with respect to the Trust from
year to year, subject to termination
provisions and all other terms and
conditions hereof; provided such
continuance with respect to the Trust
is approved at least annually by the
Trustees, including the vote or
written consent of a majority of the
Trustees who are not interested
persons of the Management Company or
the Trust; and provided further, that
the Management Company shall not have
notified the Trust in writing at least
one hundred and twenty (120) days
prior to the anniversary of the
Agreement in any year that it does not
desire such continuation.  The
Management Company shall furnish to
the Trust, promptly upon its request,
such information (including the
Management Company's costs of
delivering the services provided to
the Trust hereunder) as may reasonably
be necessary to enable the Trust's
Trustees to evaluate the terms of this
Agreement or any extension, renewal or
amendment hereof.  The Management
Company shall permit the Trust and its
accountants, counsel or other
representatives to review its books
and records relating to the services
provided hereunder at reasonable
intervals during normal business hours
upon reasonable notice requesting such
review.

17.Amendment and Assignment of
Agreement.  This Agreement may be
amended only by a written instrument
signed by the parties hereto.  This
Agreement may not be assigned by the

January 29, 1999
Company may not assign or transfer any
interest hereunder, voluntarily, by
operation of law or otherwise, without
the prior written consent of the
Trust's Trustees.  Any amendment
hereof and any consent by the Trust to
any assignment hereof or assignment or
transfer of any interest hereunder by
the Management Company shall not be
effective unless and until authorized
by the Trust's Trustees, including the
vote or written consent of a majority
of the Trustees who are not interested
persons of the Management Company or
the Trust.

18.Termination of Agreement.
This Agreement may be terminated at
any month-end, without the payment of
any penalty, by the Management Company
upon at least one hundred and twenty
(120) days' prior written notice to
the Trust, or by the Trust upon at
least thirty (30) days' prior written
notice to the Management Company;
provided, that in the case of
termination by the Trust, such action
shall have been authorized by the
Trust's Trustees, including the vote
or written consent of a majority of
the Trustees who are not interested
persons of the Management Company or
the Trust.  This Agreement shall
automatically and immediately
terminate in the event of its
assignment by the Management Company,
or the Management Company's assignment
or transfer of any interest hereunder,
without the prior written consent of
the Trust as provided in Paragraph 17
hereof.

19.Interpretation and
Definition of Terms.  Any question of
interpretation of any term or
provision of this Agreement having a
counterpart in or otherwise derived
from a term or provision of the Act
shall be resolved by reference to such
term or provision of the Act and to
interpretation thereof, if any, by the
United States courts or, in the
absence of any controlling decision of
any such court, by rules, regulations
or orders of the Securities and
Exchange Commission validly issued
pursuant to the Act.  Specifically,
the terms "interested persons,"
"assignment" and "affiliated person,"
as used in this Agreement, shall have
the meanings assigned to them by
Section 2(a) of the Act.  In addition,
when the effect of a requirement of
the Act reflected in any provision of
this Agreement is modified,
interpreted or relaxed by a rule,
regulation or order of the Securities
and Exchange Commission, whether of
special or of general application,
such provision shall be deemed to
incorporate the effect of such rule,
regulation or order.  The Trust and
the Management Company may from time
to time agree on such provisions
interpreting or clarifying the
provisions of this Agreement as, in
their joint opinion, are consistent
with the general tenor of this
Agreement and with the specific
provisions of this Paragraph 19.  Any
such interpretations or clarifications
shall be in writing signed by the
parties and annexed hereto, but no
such interpretation or clarification
shall be effective if in contravention
of any applicable federal or state law
or regulations, and no such
interpretation or clarification shall
be deemed to be an amendment of this
Agreement.

20.Captions.  The captions in
this Agreement are included for
convenience of reference only and in
no way define or delineate any of the
provisions hereof or otherwise affect
their construction or effect.

21.Execution in Counterparts.
This Agreement may be executed
simultaneously in counterparts, each
of which shall be deemed an original,
but all of which together shall
constitute one and the same
instrument.

22.Choice of Law.  Except
insofar as the Act or other federal
laws and regulations may be
controlling, this Agreement shall be
governed by, and construed and
enforced in accordance with, the
internal laws of the State of New
York.


23.Limitation of Liability.
The parties expressly agree that the
obligations of the Trust hereunder
shall not be binding upon any of the
Trustees, shareholders, nominees,
officers, agents or employees of the
Trust personally, but shall bind only
the Trust estate, as provided in the
Trust's Declaration of Trust.  Any
authorization by the Trustees or
shareholders of the Trust, acting as
such, to execute or deliver this
Agreement  or both, shall not be
deemed to have been made by any of
them individually or impose any
liability on any of them personally,
but shall bind only the Trust Estate
as provided in the Trust's Declaration
of Trust.


IN WITNESS WHEREOF, the parties
hereto have caused this Agreement to
be signed by their respective officers
thereunto duly authorized as of the
day and year first above written.

THE
MANAGERS FUNDS

By:
/s/Donald S. Rumery

Secretary

Attest:
/s/Laura A. DeSalvo
Legal/Compliance Officer


THE
MANAGERS FUNDS LLC

By:
Peter M. Lebovitz

President

Attest:
/s/Laura A. DeSalvo
Legal/Compliance Officer


EXHIBIT A

FORM OF SERVICE AGREEMENT
with respect to shares of
The Managers Funds


The Managers Funds LLC
40 Richards Avenue
Norwalk, CT 06854


Gentlemen:

We understand that you are
party, with The Managers Funds (the
"Trust"), to and Administration and
Shareholder Servicing Agreement (the
"Servicing Agreement") , made as of
the 1st day of April, 1999.  The Trust
is registered as in investment company
under the Investment Company Act of
1940, as amended (the "Act").  The
Servicing Agreement provides that you,
or a third party retained and paid by
you, shall provide certain specified
services to the Trust, its
shareholders or its shareholder
representatives such as bank trust
departments and registered investment
advisers.  You wish to retain us to
provide certain of such services under
the Servicing Agreement, upon the
terms and conditions set forth herein.

1.We shall provide such of
the following shareholder and
administration services ("Servicing")
for each of our clients who own of
record or beneficially, shares of the
Trust (a "Client"), as you may
require:  answering Client inquiries
regarding the Trust; assisting Clients
in changing dividend options, account
designations and addresses; performing
sub-accounting for Clients who do not
own their shares of record, including
establishing and maintaining accounts
and records (such as back-up
withholding and tax identification
number certifications), and providing
such Clients with periodic statements
of account showing holdings in all
Funds combined; arranging for bank
wires; and obtaining such other
information and performing such
services as you or the Client
reasonably may request, to the extent
we are permitted by applicable
statute, rule or regulation and by the
terms of the Servicing Agreement, as
the same may be amended from time to
time.

2.We shall provide
such office space and
equipment, telephone
facilities and personnel
(which may be all or any
part of the space,
equipment and facilities
currently used in our
business, or all or any
personnel employed by us)
as is necessary or
beneficial to assist us
in servicing Clients'
accounts.

3.Neither we nor any of our
employees or agents are authorized to
make any representation concerning the
Trust except those contained in the
Trust's then current Prospectus and
Statement of Additional Information.
In performing services under this
Agreement, we shall act as independent
contractors and we shall have no
authority to act as agent for the
Trust or you.

4.In consideration of the
services and facilities described
herein, we shall be entitled to
receive fees as set forth in Exhibit A
attached hereto.  We understand that
the payment of fees has been
authorized pursuant to the Servicing
Agreement and that such fees will be


Agreement and the Servicing Agreement
are in effect.

5.We shall be liable for our
own acts and omissions caused by our
willful misfeasance, bad faith, or
negligence in the performance our
duties, or by our reckless disregard
of our obligations under this
Agreement, and nothing herein shall
protect us against any such liability
to you, the Trust or its shareholders.

6.This Agreement shall
commence upon acceptance by you, as
evidenced by your signature below, and
shall continue in effect until the
earlier to occur of termination of the
Servicing Agreement and the expiration
of a period of sixty (60) days
following written notice of
termination by either party to the
other.

7.All communications to you
shall be sent to you at your offices,
40 Richards Avenue, Norwalk,
Connecticut 06854, Attention:  Donald
S. Rumery, and shall be duly given if
mailed first class mail and postage
prepaid.  Any notice to us shall be
duly given if mailed first class mail
and postage prepaid, telecopied with a
copy to follow first class, or
telegraphed to us at the address shown
in this Agreement.

8.We hereby represent and
warrant to you that the execution,
delivery and performance of our
obligations under this Agreement have
been duly authorized, and that this
Agreement us valid, binding and
enforceable against us on accordance
with its terms.

9.This Agreement shall be
subject to all applicable provisions
of law, including, without being
limited to, the applicable provisions
of the Act, the Securities Act of
1933, as amended, and the Securities
Exchange Act of 1934, as amended; and
to the extent that any provisions
herein contained conflict with any
such applicable provisions of law, the
latter shall control.

10.This Agreement shall be
construed in accordance with the laws
of the State of New York without
reference to principles of conflict of
laws, except to the extent that any
applicable provisions of federal law
shall be controlling, or shall be
deemed to govern the construction,
validity and effect of this contract.

Very
truly yours,



________________________________________
Service Organization Name
(Please Print or Type)




________________________________
________
Address




________________________________
________
CityState  Zip
Code

Date _________________By
_____________________

Authorized Signature


NOTE:  Please return both signed
copies of this Agreement to The
Managers Funds LLC.  Upon acceptance,
one countersigned copy will be
returned for your files.


Accepted:

THE
MANAGERS FUNDS LLC
Date
____________________
By
______________________


Exhibit 1(h) (Continued)
------------------------


LICENSE AGREEMENT RELATING TO USE OF
NAME


AGREEMENT made as of the 1st day
of April of 1999 by and between The
Managers Funds LLC ("TMF"), a Delaware
limited liability company and The
Managers Funds, a Massachusetts
business trust (the "Fund").

W I T N E S S E T H :

WHEREAS, TMF (formerly The
Managers Funds, L.P.) is a limited
liability company organized under the
laws of the State of Delaware;

WHEREAS, the Fund was organized
as an unincorporated business trust
under the name "The Management of
Managers Group of Funds" under the
laws of the Commonwealth of
Massachusetts pursuant to a
Declaration of Trust dated November
23, 1987, a copy of which, together
with all amendments thereto, is on
file in the office of the Secretary of
the Commonwealth of Massachusetts, and
changed its name to "The Managers
Funds" in April, 1991; and

WHEREAS, the Fund has requested
TMF to consent to the use of the words
"The Managers Funds" in the Fund's
name.

NOW, THEREFORE, in consideration
of the premises and of the covenants
hereinafter contained, TMF and the
Fund hereby agrees as follows:

1.TMF hereby grants the Fund
a non-exclusive license to use the
words "The Managers Funds" in the
Fund's name.

2.The non-exclusive license
hereinabove referred to has been given
and is given by TMF on the condition
that it may at any time, in its sole
and absolute discretion, withdraw the
nonexclusive license to the use of the
words "The Managers Funds" in the name
of the Fund; and, as soon as
practicable after receipt by the Fund
of written notice of the withdrawal of
such nonexclusive license, and in no
event later than ninety days
thereafter, the Fund will change its
name so that such name will not
thereafter include the words "The
Managers Funds" or any variation
thereof.

3.TMF reserves and shall have the
right to grant to any other company,
including, without limitation, any
other investment company, the right to
use the words "The Managers Funds" or
variations thereof in its name and no
consent or permission of the Fund
shall be necessary; but, if required
by an applicable law of any state, the
Fund will forthwith grant all
requisite consents.

4.The Fund will not grant to
any other company the right to use a
name similar to that of the Fund or
TMF without the written consent of
TMF.

5.Regardless of whether the
Fund should hereafter change its name
and eliminate the words "The Managers
Funds" or any variation thereof from
such name, the Fund hereby grants to
TMF the right to cause the
incorporation of corporations or the
organization of voluntary associations
which may have names similar to that
of the Fund or to that to which the
Fund may change its name and to own
all or any portion of the shares of
such other corporations or
associations and to enter into
contractual relationships with such
other corporations or associations,
subject to any requisite approval of a
majority of the Fund's shareholders
and the Securities and Exchange
Commission and subject to the payment
of a reasonable amount to be
determined at the time of use, and the
Fund agrees to give and execute any
such formal consents or agreements as
may be necessary in connection
therewith.

6.This Agreement may be
amended at any time a writing signed
by the parties hereto.  This Agreement
constitutes the entire agreement of
the parties with respect to the
subject matter hereof and supersedes
all prior agreements, arrangements and
understandings, whether written or
oral, with respect thereto.

IN WITNESS WHEREOF, the parties
hereto have executed this Agreement as
of the day and year first above
written.


     THE MANAGERS FUNDS LLC

By:
/s/Pe
ter
M.
Lebov
itz
President

THE
MANAGERS FUNDS
By:
/s/Peter M. Lebovitz
President

Attest:
/s/Laura A. DeSalvo
Legal/Compliance Officer



EXHIBIT 1(j)
------------

               CONSENT OF
INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
  The Managers Funds:

We consent to the inclusion in
Post-Effective Amendment No. 45 to
the Registration Statement of The
Managers Funds on Form N-1A
(Securities Act of 1933 File No. 2-
84012) of our reports on our audits
dated:  January 19, 1999 for
Managers Money Market Fund;
February 12, 1999 for Manaagers
Income Equity Fund, Managers
Capital Appreciation Fund, and
Managers Special Equity Fund;
February 17, 1999 for Managers
International Equity Fund and
Managers Emerging Markets Equity
Fund; and February 19, 1999 for
Managers Short and Intermediate
Bond Fund, Managers Intermediate
Mortgage Fund, Managers Bond Fund
and Managers Global Bond Fund. Our
reports are included in the Annual
Reports to shareholders
for the year ended December 31,
1998, (except for Managers Money
Market Fund which is for the year
reports are also incorporated by
reference in the Post-Effective
Amendment to the Registration
Statement.  We also consent to the
reference to our Firm under the
captions "Financial Highlights,"
"Custodian, Transfer Agent and
Independent Public Accountant," and
"Financial Statements" in the
Registration Statement.


PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 1999

EXHIBIT 1(n)
----------
Financial Data Schedules for all
Funds
-----------------------------------
---
[ARTICLE] 6
[SERIES]
   [NUMBER] 2
   [NAME] MANAGERS CAPITAL
APPRECIATION FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
74172
[INVESTMENTS-AT-VALUE]
95474
[RECEIVABLES]
1630
[ASSETS-OTHER]
22
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
97126
[PAYABLE-FOR-SECURITIES]
3012
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
5923
[TOTAL-LIABILITIES]
8935
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
66232
[SHARES-COMMON-STOCK]
2611
[SHARES-COMMON-PRIOR]
3047
[ACCUMULATED-NII-CURRENT]
0
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
656
[OVERDISTRIBUTION-GAINS]
0
[ACCUM-APPREC-OR-DEPREC]
21303
[NET-ASSETS]
88191
[DIVIDEND-INCOME]
154
[INTEREST-INCOME]
118
[OTHER-INCOME]
92
[EXPENSES-NET]
955
[NET-INVESTMENT-INCOME]
(591)
[REALIZED-GAINS-CURRENT]
19562
[APPREC-INCREASE-CURRENT]
11586
[NET-CHANGE-FROM-OPS]
30557
[EQUALIZATION]
9118
[DISTRIBUTIONS-OF-INCOME]
0
[DISTRIBUTIONS-OF-GAINS]
10197
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
110123
[NUMBER-OF-SHARES-REDEEMED]
125534
[SHARES-REINVESTED]
9383
[NET-CHANGE-IN-ASSETS]
14332
[ACCUMULATED-NII-PRIOR]
0
[ACCUMULATED-GAINS-PRIOR]
1001
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
591
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
1001
[AVERAGE-NET-ASSETS]
73826
[PER-SHARE-NAV-BEGIN]
24.24
[PER-SHARE-NII]
(0.23)
[PER-SHARE-GAIN-APPREC]
14.18
[PER-SHARE-DIVIDEND]
0
[PER-SHARE-DISTRIBUTIONS]
4.41
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
33.78
[EXPENSE-RATIO]
1.29
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 3
   [NAME] MANAGERS SPECIAL EQUITY
FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
827020
[INVESTMENTS-AT-VALUE]
1003199
[RECEIVABLES]
15837
[ASSETS-OTHER]
79
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
1019115
[PAYABLE-FOR-SECURITIES]
14651
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
44525
[TOTAL-LIABILITIES]
59176
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
809314
[SHARES-COMMON-STOCK]
15677
[SHARES-COMMON-PRIOR]
11764
[ACCUMULATED-NII-CURRENT]
143
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
25967
[ACCUM-APPREC-OR-DEPREC]
176179
[NET-ASSETS]
959939
[DIVIDEND-INCOME]
4330
[INTEREST-INCOME]
4525
[OTHER-INCOME]
237
[EXPENSES-NET]
11247
[NET-INVESTMENT-INCOME]
(2155)
[REALIZED-GAINS-CURRENT]
(23606)
[APPREC-INCREASE-CURRENT]
31926
[NET-CHANGE-FROM-OPS]
6165
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
0
[DISTRIBUTIONS-OF-GAINS]
1104
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
962149
[NUMBER-OF-SHARES-REDEEMED]
727913
[SHARES-REINVESTED]
934
[NET-CHANGE-IN-ASSETS]
240231
[ACCUMULATED-NII-PRIOR]
75
[ACCUMULATED-GAINS-PRIOR]
0
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
1014
[GROSS-ADVISORY-FEES]
7576
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
11280
[AVERAGE-NET-ASSETS]
841751
[PER-SHARE-NAV-BEGIN]
61.18
[PER-SHARE-NII]
(0.14)
[PER-SHARE-GAIN-APPREC]
0.26
[PER-SHARE-DIVIDEND]
0
[PER-SHARE-DISTRIBUTIONS]
0.07
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
61.23
[EXPENSE-RATIO]
1.34
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 4
   [NAME] MANAGERS INCOME EQUITY
FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
59937
[INVESTMENTS-AT-VALUE]
72304
[RECEIVABLES]
496
[ASSETS-OTHER]
310
0
[TOTAL-ASSETS]
73110
[PAYABLE-FOR-SECURITIES]
371
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
3348
[TOTAL-LIABILITIES]
3719
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
57298
[SHARES-COMMON-STOCK]
2262
[SHARES-COMMON-PRIOR]
2091
[ACCUMULATED-NII-CURRENT]
21
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
294
[ACCUM-APPREC-OR-DEPREC]
12366
[NET-ASSETS]
69391
[DIVIDEND-INCOME]
1662
[INTEREST-INCOME]
95
[OTHER-INCOME]
(14)
[EXPENSES-NET]
877
[NET-INVESTMENT-INCOME]
866
[REALIZED-GAINS-CURRENT]
4967
[APPREC-INCREASE-CURRENT]
1380
[NET-CHANGE-FROM-OPS]
7213
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
865
[DISTRIBUTIONS-OF-GAINS]
7386
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
23759
[NUMBER-OF-SHARES-REDEEMED]
25756
[SHARES-REINVESTED]
7480
[NET-CHANGE-IN-ASSETS]
4445
[ACCUMULATED-NII-PRIOR]
24
[ACCUMULATED-GAINS-PRIOR]
2120
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
514
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
906
[AVERAGE-NET-ASSETS]
68515
[PER-SHARE-NAV-BEGIN]
31.06
[PER-SHARE-NII]
0.41
[PER-SHARE-GAIN-APPREC]
3.10
[PER-SHARE-DIVIDEND]
0.41
[PER-SHARE-DISTRIBUTIONS]
3.49
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
30.67
[EXPENSE-RATIO]
1.28
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 5
   [NAME] MANAGERS INTERNATIONAL
EQUITY FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
476839
[INVESTMENTS-AT-VALUE]
555619
[RECEIVABLES]
25690
[ASSETS-OTHER]
59
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
581638
[PAYABLE-FOR-SECURITIES]
7327
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
21485
[TOTAL-LIABILITIES]
28812
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
473381
[SHARES-COMMON-STOCK]
11317
[SHARES-COMMON-PRIOR]
8482
[ACCUMULATED-NII-CURRENT]
0
[OVERDISTRIBUTION-NII]
1169
[ACCUMULATED-NET-GAINS]
3390
[OVERDISTRIBUTION-GAINS]
0
[ACCUM-APPREC-OR-DEPREC]
77224
[NET-ASSETS]
552826
[DIVIDEND-INCOME]
10490
[INTEREST-INCOME]
2900
[OTHER-INCOME]
(1106)
[EXPENSES-NET]
7037
[NET-INVESTMENT-INCOME]
5247
[REALIZED-GAINS-CURRENT]
31070
[APPREC-INCREASE-CURRENT]
31976
[NET-CHANGE-FROM-OPS]
68293
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
4019
[DISTRIBUTIONS-OF-GAINS]
32138
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
744729
[NUMBER-OF-SHARES-REDEEMED]
642067
[SHARES-REINVESTED]
31404
[NET-CHANGE-IN-ASSETS]
166202
[ACCUMULATED-NII-PRIOR]
(2074)
[ACCUMULATED-GAINS-PRIOR]
4136
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
4490
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
7082
[AVERAGE-NET-ASSETS]
499087
[PER-SHARE-NAV-BEGIN]
45.58
[PER-SHARE-NII]
0.54
[PER-SHARE-GAIN-APPREC]
6.06
[PER-SHARE-DIVIDEND]
0.37
[PER-SHARE-DISTRIBUTIONS]
2.96
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
48.85
[EXPENSE-RATIO]
1.41
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 15
   [NAME] MANAGERS EMERGING MARKETS
EQUITY FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
4947
[INVESTMENTS-AT-VALUE]
4287
[RECEIVABLES]
471
[ASSETS-OTHER]
147
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
4905
[PAYABLE-FOR-SECURITIES]
178
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
50
[TOTAL-LIABILITIES]
228
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
5945
[SHARES-COMMON-STOCK]
604
[SHARES-COMMON-PRIOR]
0
[ACCUMULATED-NII-CURRENT]
0
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
609
[ACCUM-APPREC-OR-DEPREC]
(659)
[NET-ASSETS]
4677
[DIVIDEND-INCOME]
82
[INTEREST-INCOME]
9
[OTHER-INCOME]
(4)
[EXPENSES-NET]
90
(3)
[REALIZED-GAINS-CURRENT]
(606)
[APPREC-INCREASE-CURRENT]
(659)
[NET-CHANGE-FROM-OPS]
(1268)
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
0
[DISTRIBUTIONS-OF-GAINS]
0
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
8313
[NUMBER-OF-SHARES-REDEEMED]
2368
[SHARES-REINVESTED]
0
[NET-CHANGE-IN-ASSETS]
4677
[ACCUMULATED-NII-PRIOR]
0
[ACCUMULATED-GAINS-PRIOR]
0
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
41
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
126
[AVERAGE-NET-ASSETS]
3989
[PER-SHARE-NAV-BEGIN]
10.00
[PER-SHARE-NII]
(0.01)
[PER-SHARE-GAIN-APPREC]
(2.25)
[PER-SHARE-DIVIDEND]
0
[PER-SHARE-DISTRIBUTIONS]
0
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
7.74
[EXPENSE-RATIO]
2.54
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 9
   [NAME] MANAGERS INTERMEDIATE
MORTGAGE FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
19739
[INVESTMENTS-AT-VALUE]
19855
[RECEIVABLES]
80
[ASSETS-OTHER]
7
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
19942
[PAYABLE-FOR-SECURITIES]
8342
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
50
[TOTAL-LIABILITIES]
8392
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
91187
[SHARES-COMMON-STOCK]
740
[SHARES-COMMON-PRIOR]
1392
[ACCUMULATED-NII-CURRENT]
0
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
79753
[ACCUM-APPREC-OR-DEPREC]
116
[NET-ASSETS]
11550
[DIVIDEND-INCOME]
0
[INTEREST-INCOME]
977
[OTHER-INCOME]
0
[EXPENSES-NET]
168
[NET-INVESTMENT-INCOME]
809
[REALIZED-GAINS-CURRENT]
387
[APPREC-INCREASE-CURRENT]
(257)
[NET-CHANGE-FROM-OPS]
939
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
824
[DISTRIBUTIONS-OF-GAINS]
0
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
1408
[NUMBER-OF-SHARES-REDEEMED]
12190
[SHARES-REINVESTED]
616
[NET-CHANGE-IN-ASSETS]
(10051)
[ACCUMULATED-NII-PRIOR]
10
[ACCUMULATED-GAINS-PRIOR]
0
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
80140
[GROSS-ADVISORY-FEES]
72
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
198
[AVERAGE-NET-ASSETS]
16004
[PER-SHARE-NAV-BEGIN]
15.51
[PER-SHARE-NII]
0.81
[PER-SHARE-GAIN-APPREC]
0.11
[PER-SHARE-DIVIDEND]
0.82
[PER-SHARE-DISTRIBUTIONS]
0
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
15.61
[EXPENSE-RATIO]
1.05
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 6
   [NAME] MANAGERS BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
45481
[INVESTMENTS-AT-VALUE]
43735
[RECEIVABLES]
1068
[ASSETS-OTHER]
11
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
44814
[PAYABLE-FOR-SECURITIES]
0
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
2085
[TOTAL-LIABILITIES]
2085
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
44329
[SHARES-COMMON-STOCK]
1926
[SHARES-COMMON-PRIOR]
1741
[ACCUMULATED-NII-CURRENT]
23
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
123
[OVERDISTRIBUTION-GAINS]
0
[ACCUM-APPREC-OR-DEPREC]
(1746)
[NET-ASSETS]
42729
[DIVIDEND-INCOME]
65
[INTEREST-INCOME]
3264
[OTHER-INCOME]
1
[EXPENSES-NET]
546
[NET-INVESTMENT-INCOME]
2784
[REALIZED-GAINS-CURRENT]
1139
[APPREC-INCREASE-CURRENT]
(2687)
[NET-CHANGE-FROM-OPS]
1236
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
2769
[DISTRIBUTIONS-OF-GAINS]
1584
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
23693
[NUMBER-OF-SHARES-REDEEMED]
23162
[SHARES-REINVESTED]
4017
[NET-CHANGE-IN-ASSETS]
1431
[ACCUMULATED-NII-PRIOR]
12
[ACCUMULATED-GAINS-PRIOR]
565
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
282
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
547


45072
[PER-SHARE-NAV-BEGIN]
23.72
[PER-SHARE-NII]
1.46
[PER-SHARE-GAIN-APPREC]
(0.69)
[PER-SHARE-DIVIDEND]
1.45
[PER-SHARE-DISTRIBUTIONS]
0.85
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
22.19
[EXPENSE-RATIO]
1.21
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 7
   [NAME] MANAGERS SHORT AND
INTERMEDIATE BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
19026
[INVESTMENTS-AT-VALUE]
18988
[RECEIVABLES]
273
[ASSETS-OTHER]
7
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
19268
[PAYABLE-FOR-SECURITIES]
0
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
860
[TOTAL-LIABILITIES]
860
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
28734
[SHARES-COMMON-STOCK]
944
[SHARES-COMMON-PRIOR]
773
[ACCUMULATED-NII-CURRENT]
2
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
10290
[ACCUM-APPREC-OR-DEPREC]
(38)
[NET-ASSETS]
18408
[DIVIDEND-INCOME]
0
[INTEREST-INCOME]
1104
[OTHER-INCOME]
(2)
[EXPENSES-NET]
223
[NET-INVESTMENT-INCOME]
879
[REALIZED-GAINS-CURRENT]
108
[APPREC-INCREASE-CURRENT]
(97)
[NET-CHANGE-FROM-OPS]
890
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
891
[DISTRIBUTIONS-OF-GAINS]
0
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
8397
[NUMBER-OF-SHARES-REDEEMED]
5816
[SHARES-REINVESTED]
746
[NET-CHANGE-IN-ASSETS]
3326
[ACCUMULATED-NII-PRIOR]
14
[ACCUMULATED-GAINS-PRIOR]
0
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
13412
[GROSS-ADVISORY-FEES]
84
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
224
[AVERAGE-NET-ASSETS]
16835
[PER-SHARE-NAV-BEGIN]
19.51
[PER-SHARE-NII]
1.02
[PER-SHARE-GAIN-APPREC]
0
[PER-SHARE-DIVIDEND]
1.04
[PER-SHARE-DISTRIBUTIONS]
0
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
19.49
[EXPENSE-RATIO]
1.32
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 13
   [NAME] MANAGERS GLOBAL BOND FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                  12-
MOS
[FISCAL-YEAR-END]
DEC-31-1998
[PERIOD-END]
DEC-31-1998
[INVESTMENTS-AT-COST]
20479
[INVESTMENTS-AT-VALUE]
21328
[RECEIVABLES]
11592
[ASSETS-OTHER]
13
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
32933
[PAYABLE-FOR-SECURITIES]
0
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
10866
[TOTAL-LIABILITIES]
10866
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
20766
[SHARES-COMMON-STOCK]
986
[SHARES-COMMON-PRIOR]
834
[ACCUMULATED-NII-CURRENT]
17
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
206
[OVERDISTRIBUTION-GAINS]
0
[ACCUM-APPREC-OR-DEPREC]
1078
[NET-ASSETS]
22067
[DIVIDEND-INCOME]
0
[INTEREST-INCOME]
1074
[OTHER-INCOME]
0
[EXPENSES-NET]
289
[NET-INVESTMENT-INCOME]
785
[REALIZED-GAINS-CURRENT]
1873
[APPREC-INCREASE-CURRENT]
823
[NET-CHANGE-FROM-OPS]
3481
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
1020
[DISTRIBUTIONS-OF-GAINS]
1222
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
18175
[NUMBER-OF-SHARES-REDEEMED]
17033
[SHARES-REINVESTED]
2220
[NET-CHANGE-IN-ASSETS]
4601
[ACCUMULATED-NII-PRIOR]
0
[ACCUMULATED-GAINS-PRIOR]
109
[OVERDISTRIB-NII-PRIOR]
303
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
133
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
296
[AVERAGE-NET-ASSETS]
18941
[PER-SHARE-NAV-BEGIN]
20.93
[PER-SHARE-NII]
0.92
[PER-SHARE-GAIN-APPREC]
3.08
[PER-SHARE-DIVIDEND]
1.16
[PER-SHARE-DISTRIBUTIONS]
1.39
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
22.38
[EXPENSE-RATIO]
1.53
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0

[ARTICLE] 6
[SERIES]
   [NUMBER] 12
   [NAME] MANAGERS MONEY MARKET
FUND
[MULTIPLIER] 1000

[PERIOD-TYPE]                   12-
MOS
[FISCAL-YEAR-END]
NOV-30-1998
[PERIOD-END]
NOV-30-1998
[INVESTMENTS-AT-COST]
45330
[INVESTMENTS-AT-VALUE]
45330
[RECEIVABLES]
0
[ASSETS-OTHER]
[OTHER-ITEMS-ASSETS]
0
[TOTAL-ASSETS]
45345
[PAYABLE-FOR-SECURITIES]
0
[SENIOR-LONG-TERM-DEBT]
0
[OTHER-ITEMS-LIABILITIES]
63
[TOTAL-LIABILITIES]
63
[SENIOR-EQUITY]
0
[PAID-IN-CAPITAL-COMMON]
45282
[SHARES-COMMON-STOCK]
0
[SHARES-COMMON-PRIOR]
0
[ACCUMULATED-NII-CURRENT]
0
[OVERDISTRIBUTION-NII]
0
[ACCUMULATED-NET-GAINS]
0
[OVERDISTRIBUTION-GAINS]
0
[ACCUM-APPREC-OR-DEPREC]
0
[NET-ASSETS]
45282
[DIVIDEND-INCOME]
0
[INTEREST-INCOME]
2077
[OTHER-INCOME]
0
[EXPENSES-NET]
182
[NET-INVESTMENT-INCOME]
1895
[REALIZED-GAINS-CURRENT]
0
[APPREC-INCREASE-CURRENT]
0
[NET-CHANGE-FROM-OPS]
1895
[EQUALIZATION]
0
[DISTRIBUTIONS-OF-INCOME]
1895
[DISTRIBUTIONS-OF-GAINS]
0
[DISTRIBUTIONS-OTHER]
0
[NUMBER-OF-SHARES-SOLD]
601975
[NUMBER-OF-SHARES-REDEEMED]
594912
[SHARES-REINVESTED]
1674
[NET-CHANGE-IN-ASSETS]
8737
[ACCUMULATED-NII-PRIOR]
0
[ACCUMULATED-GAINS-PRIOR]
0
[OVERDISTRIB-NII-PRIOR]
0
[OVERDIST-NET-GAINS-PRIOR]
0
[GROSS-ADVISORY-FEES]
0
[INTEREST-EXPENSE]
0
[GROSS-EXPENSE]
255
[AVERAGE-NET-ASSETS]
36619
[PER-SHARE-NAV-BEGIN]
1.00
[PER-SHARE-NII]
0.052
[PER-SHARE-GAIN-APPREC]
0
[PER-SHARE-DIVIDEND]
0.052
[PER-SHARE-DISTRIBUTIONS]
0
[RETURNS-OF-CAPITAL]
0
[PER-SHARE-NAV-END]
1.00
[EXPENSE-RATIO]
0.50
[AVG-DEBT-OUTSTANDING]
0
[AVG-DEBT-PER-SHARE]
0
</TABLE





 The Managers Funds

40 Richards Avenue

Norwalk, CT 06854

(203)857-5321

April 1, 1999

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re:  The Managers Funds Post-
Effective Amendment 45
     to Registration Statement on
Form N-1A
     File Nos. 2-84012; 811-3752
------------------------------
-----------------

Commissioners:

We are hereby filing Post Effective
Amendment No. 45 to The
Managers Funds' (the "Trust")
Registration Statement on Form N-1A
(the "Amendment") under the
Securities Act of 1933 (the "1933
Act") and the Investment Company
Act of 1940 (the "1940 Act"), as
amended.

The Amendment is filed pursuant to
paragraph (b) of Rule 485 under the
1933 Act.  This filing will
include, among other nonmaterial
changes, updated 1998 financial
information, a change in the sub-
adviser of Managers Intermediate
Mortgage Fund, and the applicable
changes with respect to The
Managers Funds LLC.

This filing also includes language
in response to the comments given
by our examiner, John Ganley.  We
have elected to accept all of our
examiner's comments and change the
document as needed to reflect such
comments.

It is proposed that this Amendment
become effective immediately on
April 1, 1999.

Should you have any questions on
this filing, please feel free to
call the undersigned at (203)857-
5322, or Judith L. Shandling of
Swidler Berlin Shereff Friedman,
LLP at (212)891-9459.


Sincerely,
/s/Laura A. DeSalvo
Laura DeSalvo
Assistant Secretary

cc:  Judith L. Shandling, Esquire



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